As filed with the Securities and Exchange Commission on November 18, 2016

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 220	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 222	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

This filing relates solely to the BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund and BlackRock LifePath® Smart Beta 2055 Fund.

NOVEMBER 18, 2016

PROSPECTUS

BlackRock LifePath® Smart Beta Funds of BlackRock Funds
II  |  Investor, Institutional and Class R Shares

➢

  BlackRock LifePath® Smart Beta
Retirement Fund

Investor A: BAPBX
• Institutional: BLAIX • Class R: BRPBX

➢

  BlackRock LifePath® Smart Beta
2020 Fund

Investor A: BAPCX
• Institutional: BLBIX • Class R: BRPCX

➢

  BlackRock LifePath® Smart Beta
2025 Fund

Investor A: BAPDX
• Institutional: BLCIX • Class R: BRPDX

➢

  BlackRock LifePath® Smart Beta
2030 Fund

Investor A: BAPEX
• Institutional: BLEIX • Class R: BRPEX

➢

  BlackRock LifePath® Smart Beta
2035 Fund

Investor A: BAPGX
• Institutional: BLGIX • Class R: BRPGX

➢

  BlackRock LifePath® Smart Beta
2040 Fund

Investor A: BAPHX
• Institutional: BLHIX • Class R: BRPHX

➢

  BlackRock LifePath® Smart Beta
2045 Fund

Investor A: BAPJX
• Institutional: BLJIX • Class R: BRPJX

➢

  BlackRock LifePath® Smart Beta
2050 Fund

Investor A: BAPKX
• Institutional: BLKIX • Class R: BRPKX

➢

  BlackRock LifePath® Smart Beta
2055 Fund

Investor A: BAPLX
• Institutional: BLLIX • Class R: BRPLX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved
or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview

Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information

Key Facts About BlackRock LifePath® Smart Beta Retirement Fund

3

Key Facts About BlackRock LifePath® Smart Beta 2020 Fund

10

Key Facts About BlackRock LifePath® Smart Beta 2025 Fund

18

Key Facts About BlackRock LifePath® Smart Beta 2030 Fund

26

Key Facts About BlackRock LifePath® Smart Beta 2035 Fund

34

Key Facts About BlackRock LifePath® Smart Beta 2040 Fund

42

Key Facts About BlackRock LifePath® Smart Beta 2045 Fund

50

Key Facts About BlackRock LifePath® Smart Beta 2050 Fund

58

Key Facts About BlackRock LifePath® Smart Beta 2055 Fund

66

Important Additional Information

74

Details About the Funds

Investment Time Horizons

76

Which Fund to Consider

77

A Further Discussion of the Principal Investment Strategies

77

Investment Risks

79

Information About Underlying Funds

94

Account Information

Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments

How to Choose the Share Class that Best Suits Your Needs

102

Details About the Share Classes

104

Distribution and Shareholder Servicing Payments

108

How to Buy, Sell, Exchange and Transfer Shares

109

Account Services and Privileges

115

Funds’ Rights

116

Participation in Fee-Based Programs

116

Short-Term Trading Policy

117

Management of the Funds

Information about BlackRock and the Portfolio Manager

BlackRock

118

Portfolio Manager Information

120

Conflicts of Interest

120

Valuation of Fund Investments

121

Dividends, Distributions and Taxes

122

Financial Highlights

Financial Performance of the Funds

124

General Information

Shareholder Documents

151

Certain Fund Policies

151

Statement of Additional Information

152

Glossary

Glossary of Investment Terms

153

For More Information

Fund and Service Providers

Inside Back Cover

Additional Information

Back Cover

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta
Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund” or the “Fund”) is
to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.29%

1.16%

1.35%

Acquired Fund Fees and Expenses[3,4]

0.22%

0.22%

0.22%

Total Annual Fund Operating Expenses[4]

1.76%

1.38%

2.07%

Fee Waivers and/or Expense Reimbursements[5]

(1.19)%

(1.06)%

(1.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]

0.57%

0.32%

0.81%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for
Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
580

$
902

$
1,246

$
2,214

Institutional Shares

$
33

$
319

$
627

$
1,503

Class R Shares

$
83

$
472

$
887

$
2,044

3

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of such asset allocation target percentages may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent
with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure

4

to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is
inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

5

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

6

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s

7

shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between December 31, 2014 and
November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock
LifePath® Active Retirement Fund.” The Fund’s total returns between November 27, 2012 and December 30, 2014 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “LifePath Active 2015 Portfolio.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2015.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the
Bloomberg Barclays U.S. Aggregate Bond Index® and the LifePath® Smart Beta Retirement Fund
Custom Benchmark. The LifePath® Smart Beta Retirement Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta Retirement Fund Custom
Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta Retirement
Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Retirement Fund

As of 12/31

8

During the period shown in the bar chart, the highest return for a quarter was 12.45% (quarter ended
September 30, 2009) and the lowest return for a quarter was –13.47% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.55%.

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

  Since Inception
(April 20, 2007)

  BlackRock LifePath® Smart Beta Retirement Fund — Investor A
Shares

Return Before Taxes

(7.17
)%

3.78
%

3.33
%

Return After Taxes on Distributions

(9.19
)%

1.86
%

1.95
%

Return After Taxes on Distributions and Sale of Shares

(3.38
)%

2.50
%

2.24
%

  BlackRock LifePath® Smart Beta Retirement Fund — Institutional
Shares

Return Before Taxes

(1.73
)%

5.23
%

4.26
%

  BlackRock LifePath® Smart Beta Retirement Fund — Class R
Shares

Return Before Taxes

(2.24
)%

4.66
%

3.69
%

  Bloomberg Barclays U.S. Aggregate Bond
Index® (Reflects no deduction for fees, expenses or taxes)

0.55
%

3.25
%

4.49
%

LifePath® Smart Beta Retirement Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.14
)%

5.03
%

3.64
%

[1]

The LifePath® Smart Beta Retirement Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

9

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page
104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.02%

0.98%

0.99%

Acquired Fund Fees and Expenses[3,4]

0.24%

0.24%

0.24%

Total Annual Fund Operating Expenses[4]

1.51%

1.22%

1.73%

Fee Waivers and/or Expense Reimbursements[5]

(0.92)%

(0.88)%

(0.90)%

  Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
 Reimbursements[5]

0.59%

0.34%

0.83%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and
0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
582

$
891

$
1,223

$
2,157

Institutional Shares

$
35

$
300

$
585

$
1,399

Class R Shares

$
85

$
457

$
854

$
1,966

10

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2020 Fund is one of a group of funds referred to as the “LifePath® Smart Beta
Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

11

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2020, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy
or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives.
Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is
inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

12

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

13

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

14

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an
ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

15

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” The
Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2020.” The returns for
Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the
LifePath® Smart Beta 2020 Fund Custom Benchmark. The LifePath® Smart Beta 2020 Fund Custom
Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2020 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the
LifePath® Smart Beta 2020 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting
http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2020
Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 12.92% (quarter ended September 30, 2009) and the lowest return for a quarter was –14.57% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.67%.

16

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2020 Fund — Investor A
Shares

Return Before Taxes

(6.97
)%

4.24
%

3.32
%

Return After Taxes on Distributions

(8.84
)%

2.43
%

2.04
%

Return After Taxes on Distributions and Sale of Shares

(3.11
)%

2.95
%

2.30
%

  BlackRock LifePath® Smart Beta 2020 Fund — Institutional
Shares

Return Before Taxes

(1.52
)%

5.68
%

4.27
%

BlackRock LifePath® Smart Beta 2020 Fund — Class R Shares

Return Before Taxes

(2.02
)%

5.11
%

3.68
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2020 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.31
)%

5.57
%

3.69
%

[1]

The LifePath® Smart Beta 2020 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

17

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.01%

1.20%

1.05%

Acquired Fund Fees and Expenses[3,4]

0.26%

0.26%

0.26%

Total Annual Fund Operating Expenses[4]

1.52%

1.46%

1.81%

Fee Waivers and/or Expense Reimbursements[5]

(0.91)%

(1.10)%

(0.96)%

  Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
 Reimbursements[5]

0.61%

0.36%

0.85%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and
0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
584

$
895

$
1,229

$
2,169

Institutional Shares

$
37

$
332

$
649

$
1,548

Class R Shares

$
87

$
476

$
890

$
2,048

18

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2025 Fund is one of a group of funds referred to as the “LifePath® Smart Beta
Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

19

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2025, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques
(such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

20

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

21

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

22

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an
ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

23

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” The Fund’s total returns prior to November 27,
2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2025.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2025 Fund Custom Benchmark. The
LifePath® Smart Beta 2025 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2025 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2025 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at
800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2025 Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 13.59% (quarter ended September 30, 2009) and the lowest return for a quarter was –16.37% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.64%.

24

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

  Since Inception
(April 20, 2007)

  BlackRock LifePath® Smart Beta 2025 Fund — Investor A
Shares

Return Before Taxes

(7.24
)%

4.66
%

3.25
%

Return After Taxes on Distributions

(9.57
)%

2.78
%

1.98
%

Return After Taxes on Distributions and Sale of Shares

(2.99
)%

3.25
%

2.25
%

  BlackRock LifePath® Smart Beta 2025 Fund — Institutional
Shares

Return Before Taxes

(1.89
)%

6.10
%

4.19
%

BlackRock LifePath® Smart Beta 2025 Fund — Class R Shares

Return Before Taxes

(2.37
)%

5.54
%

3.61
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2025 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.45
)%

6.03
%

3.54
%

[1]

The LifePath® Smart Beta 2025 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

25

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.06%

1.08%

1.06%

Acquired Fund Fees and Expenses[3,4]

0.27%

0.27%

0.27%

Total Annual Fund Operating Expenses[4]

1.58%

1.35%

1.83%

Fee Waivers and/or Expense Reimbursements[5]

(0.96)%

(0.98)%

(0.97)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]

0.62%

0.37%

0.86%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for
Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
585

$
908

$
1,254

$
2,228

Institutional Shares

$
38

$
331

$
645

$
1,538

Class R Shares

$
88

$
481

$
900

$
2,068

26

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2030 Fund is one of a group of funds referred to as the “LifePath® Smart Beta
Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

27

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2030, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques
(such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

28

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

29

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

30

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an
ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

31

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” The Fund’s total returns prior to November 27,
2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2030.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2030 Fund Custom Benchmark. The
LifePath® Smart Beta 2030 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2030 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2030 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at
800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2030 Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 14.64% (quarter ended September 30, 2009) and the lowest return for a quarter was –18.22% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.65%.

32

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2030 Fund — Investor A
Shares

Return Before Taxes

(7.21
)%

4.72
%

2.94
%

Return After Taxes on Distributions

(9.62
)%

2.69
%

1.65
%

Return After Taxes on Distributions and Sale of Shares

(2.72
)%

3.34
%

2.07
%

  BlackRock LifePath® Smart Beta 2030 Fund — Institutional
Shares

Return Before Taxes

(1.83
)%

6.16
%

3.90
%

BlackRock LifePath® Smart Beta 2030 Fund — Class R Shares

Return Before Taxes

(2.26
)%

5.60
%

3.31
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2030 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.61
)%

6.40
%

3.05
%

[1]

The LifePath® Smart Beta 2030 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

33

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.21%

1.27%

1.20%

Acquired Fund Fees and Expenses[3,4]

0.29%

0.29%

0.29%

Total Annual Fund Operating Expenses[4]

1.75%

1.56%

1.99%

Fee Waivers and/or Expense Reimbursements[5]

(1.11)%

(1.17)%

(1.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]

0.64%

0.39%

0.88%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and
0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
587

$
922

$
1,281

$
2,287

Institutional Shares

$
40

$
341

$
665

$
1,582

Class R Shares

$
90

$
494

$
923

$
2,119

34

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2035 Fund is one of a group of funds referred to as the “LifePath® Smart Beta
Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

35

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2035, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy
or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives.
Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is
inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

36

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

37

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

38

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an
ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

39

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” The
Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2035.” The returns for
Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the
LifePath® Smart Beta 2035 Fund Custom Benchmark. The LifePath® Smart Beta 2035 Fund Custom
Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2035 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the
LifePath® Smart Beta 2035 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting
http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2035
Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 15.55% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.30% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.81%.

40

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2035 Fund — Investor A
Shares

Return Before Taxes

(8.07
)%

4.59
%

2.51
%

Return After Taxes on Distributions

(9.85
)%

3.10
%

1.58
%

Return After Taxes on Distributions and Sale of Shares

(3.52
)%

3.44
%

1.86
%

  BlackRock LifePath® Smart Beta 2035 Fund — Institutional
Shares

Return Before Taxes

(2.66
)%

6.07
%

3.46
%

BlackRock LifePath® Smart Beta 2035 Fund — Class R Shares

Return Before Taxes

(3.20
)%

5.47
%

2.86
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2035 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.77
)%

6.67
%

3.06
%

[1]

The LifePath® Smart Beta 2035 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

41

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.32%

1.42%

1.31%

Acquired Fund Fees and Expenses[3,4]

0.30%

0.30%

0.30%

Total Annual Fund Operating Expenses[4]

1.87%

1.72%

2.11%

Fee Waivers and/or Expense Reimbursements[5]

(1.22)%

(1.32)%

(1.22)%

  Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
 Reimbursements[5]

0.65%

0.40%

0.89%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and
0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
588

$
925

$
1,286

$
2,297

Institutional Shares

$
41

$
344

$
670

$
1,593

Class R Shares

$
91

$
497

$
928

$
2,130

42

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2040 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

43

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2040, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques
(such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

44

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

45

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

46

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an
ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

47

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” The
Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2040.” The returns for
Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the
LifePath® Smart Beta 2040 Fund Custom Benchmark. The LifePath® Smart Beta 2040 Fund Custom
Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2040 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the
LifePath® Smart Beta 2040 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting
http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2040
Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 15.40% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.26% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 7.00%.

48

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2040 Fund — Investor A
Shares

Return Before Taxes

(7.77
)%

4.93
%

2.84
%

Return After Taxes on Distributions

(9.81
)%

3.15
%

1.75
%

Return After Taxes on Distributions and Sale of Shares

(2.84
)%

3.66
%

2.10
%

  BlackRock LifePath® Smart Beta 2040 Fund — Institutional
Shares

Return Before Taxes

(2.46
)%

6.38
%

3.82
%

BlackRock LifePath® Smart Beta 2040 Fund — Class R Shares

Return Before Taxes

(2.87
)%

5.80
%

3.22
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2040 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(1.96
)%

7.00
%

3.27
%

[1]

The LifePath® Smart Beta 2040 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

49

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.66%

1.63%

1.57%

Acquired Fund Fees and Expenses[3,4]

0.33%

0.33%

0.33%

Total Annual Fund Operating Expenses[4]

2.24%

1.96%

2.40%

Fee Waivers and/or Expense Reimbursements[5]

(1.56)%

(1.53)%

(1.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]

0.68%

0.43%

0.92%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for
Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
591

$
934

$
1,300

$
2,328

Institutional Shares

$
44

$
354

$
686

$
1,627

Class R Shares

$
94

$
506

$
944

$
2,162

50

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2045 Fund is one of a group of funds referred to as the “LifePath® Smart
Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path —
the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

51

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2045, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques
(such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

52

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

53

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

54

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an
ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

55

Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” The Fund’s total returns prior to November 27,
2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2045.” The returns for Institutional Shares prior to November 27,
2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2045 Fund Custom Benchmark.
The LifePath® Smart Beta 2045 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2045 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2045 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at
800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2045 Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 15.41% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.10% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.95%.

56

As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2045 Fund — Investor A
Shares

Return Before Taxes

(7.79
)%

5.30
%

3.03
%

Return After Taxes on Distributions

(9.73
)%

3.87
%

2.14
%

Return After Taxes on Distributions and Sale of Shares

(3.13
)%

4.00
%

2.28
%

  BlackRock LifePath® Smart Beta 2045 Fund — Institutional
Shares

Return Before Taxes

(2.46
)%

6.75
%

4.04
%

BlackRock LifePath® Smart Beta 2045 Fund — Class R Shares

Return Before Taxes

(3.00
)%

6.15
%

3.41
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2045 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(2.10
)%

7.32
%

3.45
%

[1]

The LifePath® Smart Beta 2045 Fund Custom Benchmark reflects the returns of the
Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index,
Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index,
Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the
historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The
Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name

Portfolio Manager of the Fund Since

Title

Matthew O’Hara, PhD, CFA

2016

Managing Director of BlackRock, Inc.

Ked Hogan, PhD

2016

Managing Director of BlackRock, Inc.

Andrew Ang, PhD

2016

Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

57

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table
describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by
BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Investor A Shares

Institutional Shares

Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)

5.25%

None

None

  Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)

None
[1]

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor A Shares

Institutional Shares

Class R Shares

Management Fee

None

None

None

Distribution (12b-1) and/or Service Fees

0.25%

None

0.50%

Other Expenses[2,4]

1.84%

1.70%

1.70%

Acquired Fund Fees and Expenses[3,4]

0.35%

0.35%

0.35%

Total Annual Fund Operating Expenses[4]

2.44%

2.05%

2.55%

Fee Waivers and/or Expense Reimbursements[5]

(1.74)%

(1.60)%

(1.61)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]

0.70%

0.45%

0.94%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
Other Expenses have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and
0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Investor A Shares

$
593

$
940

$
1,310

$
2,349

Institutional Shares

$
46

$
360

$
697

$
1,649

Class R Shares

$
96

$
512

$
954

$
2,183

58

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is
designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2050 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

59

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement
date in 2050, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund
(such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy
or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives.
Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is
inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

60

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk
— The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that
the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain
obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility.
Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and
Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation
Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

61

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act
(“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the
Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and
Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—
The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

62

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An
ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an
ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has
varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” The Fund’s total returns prior to November 27,
2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2050.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2050 Fund Custom Benchmark. The
LifePath® Smart Beta 2050 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2050 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2050 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at
800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2050 Fund

As of 12/31

During the period shown in the bar chart, the
highest return for a quarter was 15.60% (quarter ended September 30, 2009) and the lowest return for a quarter was –20.61% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.81%.

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As of 12/31/15 Average Annual Total Returns

1 Year

5 Years

Since Inception (April 20, 2007)

  BlackRock LifePath® Smart Beta 2050 Fund — Investor A
Shares

Return Before Taxes

(7.68
)%

5.39
%

2.61
%

Return After Taxes on Distributions

(9.45
)%

3.87
%

1.61
%

Return After Taxes on Distributions and Sale of Shares

(3.18
)%

4.01
%

1.88
%

  BlackRock LifePath® Smart Beta 2050 Fund — Institutional
Shares

Return Before Taxes

(2.36
)%

6.87
%

3.59
%

BlackRock LifePath® Smart Beta 2050 Fund — Class R Shares

Return Before Taxes

(2.86
)%

6.29
%

3.00
%

  Russell 1000® Index (Reflects no
deduction for fees, expenses or taxes)

0.92
%

12.44
%

6.10
%

  LifePath® Smart Beta 2050 Fund Custom
Benchmark[1] (Reflects no deduction for fees, expenses or taxes)

(2.12
)%

7.62
%

3.62
%
[1]

The LifePath® Smart Beta 2050 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 74 of the prospectus.

65

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 104 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-82 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service Fees	0.25%	None	0.50%
Other Expenses[2,4]	5.33%	5.31%	5.07%
Acquired Fund Fees and Expenses[3,4]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses[4]	5.93%	5.66%	5.92%
Fee Waivers and/or Expense Reimbursements[5]	(5.23)%	(5.21)%	(4.98)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.70%	0.45%	0.94%
[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 118, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$593	$940	$1,310	$2,349
Institutional Shares	$46	$360	$697	$1,649
Class R Shares	$96	$512	$954	$2,183

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Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2055 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

67

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

68

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

69

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

70

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns prior to November 18, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.” The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2055 Fund Custom Benchmark. The LifePath® Smart Beta 2055 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2055 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2055 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

2055 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.28% (quarter ended December 31, 2015) and the lowest return for a quarter was –8.65% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 7.16%.

As of 12/31/15 Average Annual Total Returns	1 Year	Since Inception (February 28, 2013)
BlackRock LifePath® Smart Beta 2055 Fund — Investor A Shares
Return Before Taxes	(7.45)%	4.95%
Return After Taxes on Distributions	(9.51)%	2.99%
Return After Taxes on Distributions and Sale of Shares	(2.90)%	3.59%
BlackRock LifePath® Smart Beta 2055 Fund — Institutional Shares
Return Before Taxes	(2.10)%	7.23%
BlackRock LifePath® Smart Beta 2055 Fund — Class R Shares
Return Before Taxes	(2.57)%	6.71%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	13.28%
LifePath® Smart Beta 2055 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(2.12)%	6.92%
[1]

The LifePath® Smart Beta 2055 Fund Custom Benchmark reflects the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index.

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After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please see “Important Additional Information” below.

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Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through a Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Funds’ initial and subsequent investment minimums generally are as follows, although a Fund may reduce or waive the minimums in some cases:

	Investor A Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.

There is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$2 million for individuals and “Institutional Investors,” which, include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$1,000 for investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.

$100 for all accounts.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have lower minimums).	No subsequent minimum.	No subsequent minimum.

Tax Information

A Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

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Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund”), the BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund”), the BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund”), the BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund”), the BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund”), the BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund”), the BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund”), the BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund”) and the BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund”) (each a “Fund” and collectively the “Funds”) and your rights as a shareholder.

Investment Time Horizons

The Funds are intended to provide distinct investment programs to meet the different investment objectives, time horizons and risk tolerances of a range of investors. Each Fund is managed for a specific target retirement date (the date included in the name of the Fund), except for the Retirement Fund, which is already in its “retirement phase.” Each of the Funds was created by BlackRock Advisors, LLC (“BlackRock”), the Funds’ manager.

An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Fund investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Fund investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Fund has its own time horizon, which affects the targeted risk level of that Fund and, in turn, its asset allocation.

The allocations for the Retirement Fund reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. The Retirement Fund is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Retirement Fund seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. The withdrawal rate is the rate at which investors can redeem shares from the Fund, which is not necessarily equal to the rate of return of the Fund. There is no guarantee that the performance of the Retirement Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

The investment objective of each Fund is as follows:

■

The Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Retirement Fund will be broadly diversified across global asset classes.

■

Each of the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund and the 2055 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each such Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Fund is a non-fundamental policy of each Fund and may not be changed without 30 days’ prior notice to shareholders.

You should carefully consider the asset allocation and risks of each Fund before deciding whether to invest.

The Funds are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities and fixed income, including money market instruments. To implement the asset allocation strategy, each Fund invests in a combination of underlying funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

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Which Fund to Consider

The first step in choosing which Fund to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of the Funds (except for the Retirement Fund) is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Fund that may be most appropriate for your investment may be as simple as matching your target year with the closest Fund target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 46 years old, you have 19 years before retirement. By adding 19 to the current year, you can define your “target year.” If you expect to retire in the year 2035, as in this example, you may conclude that 2035 Fund is the most appropriate Fund for you.

The investment mix of the Funds gradually shifts from a greater concentration of higher-risk investments (namely, underlying funds that invest primarily in equity securities) to a greater concentration of lower-risk investments (namely, underlying funds that invest primarily in fixed income securities), thereby making the Funds increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Funds’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.

■

The Funds’ time horizons are based on the year in their name, except for the Retirement Fund, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Fund with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Fund with a shorter time horizon. The final choice is yours.

A Further Discussion of the Principal Investment Strategies

Each Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

Each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Funds with longer time horizons invest a greater portion of their assets in underlying funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in underlying funds that invest in fixed income, including money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons.

As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the underlying funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, the Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in underlying funds that are money market funds. Rather, because BlackRock believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to underlying funds that are equity and fixed income funds.

In determining the allocation of assets to the underlying funds, BlackRock analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the underlying funds. The allocations are monitored and rebalanced in an effort to maximize expected return for a given level of risk.

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In managing the Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation based on the glide path to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The underlying funds invest in a mix of equity securities and fixed income securities, including money market instruments. Certain underlying funds may follow factor-based investment strategies, and may include single factor and multi-factor strategies.

The underlying funds may include funds that seek exposure to commodities (including commodity indexes). However, a Fund’s exposure to commodities will be limited to 5% of the Fund’s total assets at the time of the investment. Certain underlying funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, and commodities and derivatives, which are subject to additional risks, as described in the “Details About the Funds — Investment Risks” section of this prospectus. The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

BlackRock regularly monitors the allocations of the Funds to ensure that they are consistent with each Fund’s current allocation strategy. The Funds may be brought back to the intended allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

Each Fund is considered “non-diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Funds, this risk is reduced because the underlying funds are themselves generally diversified.

Each Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

Other Strategies

Each Fund may also invest or engage in the following investments/strategies:

■

Money Market Securities — In addition to investing in an underlying money market fund, which may include an affiliated money market fund, each Fund may also invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their normal strategies if they hold these securities pending investments.

■

Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with a Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

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ABOUT THE PORTFOLIO MANAGEMENT OF THE FUNDS

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

Investment Risks

This section contains a discussion of the general risks of investing in a Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

By owning shares of underlying funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities of U.S. and non-U.S. companies, including small and medium sized companies. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in each Fund are set forth in the relevant Fund’s section of this Prospectus. In the following discussion, references to the “Fund” shall mean any one or more of the relevant underlying funds and the Funds, as applicable.

Principal Risks of Investing in the Funds or the Underlying Funds:

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Fund. If an underlying fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time and price.

■

Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

■

Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

■

Concentration Risk — Certain Funds may concentrate in a specific industry. A Fund’s strategy of concentrating in a specific industry’s companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

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■

Counterparty Risk — The counterparty to an over-the-counter derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

■

Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (“IRS”).

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives. In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps – Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Credit Default Swaps – Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund, the underlying funds and/or ETFs. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract,

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provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Indexed and Inverse Securities – Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Futures – Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Contracts for Difference – Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Commodity-Linked Derivatives – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

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In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-Linked Notes – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

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Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

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Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In

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addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

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Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.

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Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

■	Inflation Indexed Bonds Risk — The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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Investments in Mutual Funds and ETFs Risk — The Fund will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the value

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of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

One underlying fund may buy the same securities that another underlying fund sells. In addition, the Fund may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Fund. Certain of the underlying funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

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Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

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Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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“New Issues” Risk — “New Issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

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Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:

—	Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.

—	Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.

—	Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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—	Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems non-investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.

—	Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for non-investment grade securities by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

—	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

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REIT Investment Risk — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name, if applicable; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

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Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes,

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the Fund’s investment in a small cap or emerging growth company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The securities of small cap and emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap and emerging growth securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

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Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

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U.S. Companies that Generate Revenue Abroad Risk — Many U.S. companies in which the Fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

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U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

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Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Investment in a Particular Geographic Region or Country Risk

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Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

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The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

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Europe — Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect the Fund’s European investments.

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India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the “FIPB”) and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

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Japan — There are special risks associated with investments in Japan. Because the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with foreign securities, which are discussed above.

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Latin America — The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

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Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

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Russia — Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact the Fund.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Investments in a Particular Market Segment

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Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumer’s disposable income and consumer preferences, fads and marketing campaigns.

■	Consumer Staples Sector Risk — The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

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Energy and Natural Resources Risk — The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

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Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that

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provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Health Sciences and Healthcare Companies Risk — The Fund’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

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Industrials Sector Risk — The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

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Information Technology Sector Risk — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

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Science and Technology Risk — The Fund’s investments in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

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Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.

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Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

ETF-Specific Risk

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

The Funds may also be subject to certain other risks associated with its investments and investment strategies, including:

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Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Information About Underlying Funds

Description of Underlying Funds

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs. Each Fund may invest in any of the underlying funds. Underlying funds may include open-end funds that are managed by the Funds’ portfolio managers. The following tables set forth (i) the names of the underlying funds, and (ii) brief descriptions of the underlying funds’ investment objectives and principal investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock without notice to shareholders. In addition, the investment objective and principal investment strategies of each underlying fund are subject to change without notice to shareholders.

Prospectuses for the open-end funds can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 441-7762. Prospectuses for the ETFs can be accessed at www.iShares.com or obtained by calling (800) 474-2737.

Equity Funds
Fund Name	Investment Objective and Principal Investment Strategies

Large Cap Index Master Portfolio

The investment objective of Large Cap Index Master Portfolio (the “Master Portfolio”) is to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of Master Portfolio expenses.

Large Cap Index Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Russell 1000. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated; the size of the Master Portfolio’s investment portfolio; and the timing, frequency and size of interestholder purchases and withdrawals.

The Master Portfolio will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. This is a non-fundamental policy of the Master Portfolio and may not be changed without 60 days’ prior notice to interestholders. The Master Portfolio may change its target index if Master Portfolio management believes a different index would better enable the Master Portfolio to match the performance of the market segment represented by the current index.

The Master Portfolio may invest in all stocks in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. For example, if 2% of the Russell 1000 is made up of the stock of a particular company, the Master Portfolio will normally invest approximately 2% of its assets in that company. This strategy is known as “full replication.” However, when Master Portfolio management believes it would be cost efficient, Master Portfolio management is authorized to deviate from full replication and to invest instead in a statistically selected sample of the stocks in the Russell 1000 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the Russell 1000 as a whole, but which involves less transaction cost than would be incurred through full replication. The Master Portfolio also may engage in futures transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. Master Portfolio management may also purchase stocks not included in the Russell 1000 when it believes that it would be a cost efficient way of approximating the Russell 1000’s performance to do so. Master Portfolio management may omit or remove a security which is included in an index from the portfolio of the Master Portfolio if, following objective criteria, Master Portfolio management judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. If Master Portfolio management uses these techniques, the Master Portfolio may not track the Russell 1000 as closely as it would if it were fully replicating the Russell 1000.

The Master Portfolio may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Master Portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

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Equity Funds (continued)
Fund Name	Investment Objective and Principal Investment Strategies

Master Small Cap Index Series

The investment objective of Small Cap Index Series (the “Series”) is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Series expenses.

The Series will not attempt to buy or sell securities based on the economic, financial or market analysis of the Manager, but will instead employ a “passive” investment approach. This means that the Manager will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 before deduction of expenses. The Series will buy or sell securities only when the Manager believes it is necessary to do so in order to match the performance of the Russell 2000. Accordingly, it is anticipated that the Series’ portfolio turnover and trading costs will be lower than those of an “actively” managed fund. However, the Series has operating and other expenses, while an index does not. Therefore, the Series may tend to underperform its target index to some degree over time.

The Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. This policy is a non-fundamental policy of the Series and may not be changed without 60 days’ prior notice to interestholders. The Series may change its target index if the Manager believes a different index would better enable the Series to match the performance of the market segment represented by the current index and, accordingly, the investment objective of the Series may be changed without interestholder approval.

Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Series might invest in a statistically selected sample of the stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000 based on the Manager’s optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with fewer transaction costs than would be incurred through full replication. The Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Fixed Income Fund
Fund Name	Investment Objective and Principal Investment Strategies

U.S. Total Bond Index Master Portfolio

U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays U.S. Aggregate Index”).

Under normal circumstances, at least 90% of the value of U.S. Total Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Bloomberg Barclays U.S. Aggregate Index, which, for the Master Portfolio, are considered bonds. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Bloomberg Barclays U.S. Aggregate Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated, the size of the Master Portfolio’s investment portfolio, and the timing, frequency and size of purchases of interests and withdrawals.

The Master Portfolio utilizes sampling techniques that are designed to allow the Master Portfolio to duplicate substantially the investment performance of the Bloomberg Barclays U.S. Aggregate Index. However, the Master Portfolio is not expected to track the Bloomberg Barclays U.S. Aggregate Index with the same degree of accuracy that complete replication of the Bloomberg Barclays U.S. Aggregate Index would provide. No attempt is made to manage the Master Portfolio using economic, financial or market analysis. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Master Portfolio tracks.

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Fixed Income Fund (continued)
Fund Name	Investment Objective and Principal Investment Strategies
U.S. Total Bond Index Master Portfolio (continued)

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Master Portfolio may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

ETFs

BlackRock Fund Advisors (“BFA”), an affiliate of BlackRock, is each ETF’s investment adviser. BFA utilizes either a “passive” or active investment approach to try to achieve an ETF’s investment objective.

Passively Managed ETFs

Unlike many investment companies, a passively managed ETF does not try to “beat” the index it seeks to track (the “Underlying Index”) and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

For some ETFs, BFA may invest in all securities included in the Underlying Index in roughly the same proportions as each security is weighted in such Underlying Index in an indexing strategy known as “full replication.” For other ETFs, BFA uses a representative sampling indexing strategy to manage the ETFs. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The ETF may or may not hold all of the securities in the Underlying Index. ETFs that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

Actively Managed ETFs

Unlike passively managed ETFs, actively managed ETFs do not seek to replicate the performance of a specified index. Accordingly, BFA has discretion on a daily basis to manage an ETF’s portfolio in accordance with its investment objective. Actively managed ETFs may have a higher degree of portfolio turnover than ETFs that are passively managed.

Equity ETFs
Fund Name	Investment Objective and Principal Investment Strategies

iShares Core MSCI Total International Stock ETF

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.

The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of June 30, 2015, the Underlying Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom. As of June 30, 2015, the Underlying Index was comprised of 6,129 securities. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Min Vol EAFE ETF	The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

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Equity ETFs (continued)
Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Min Vol EAFE ETF (continued)

The Fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of international equity securities that in the aggregate have lower relative volatility. The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine weights for securities in the index that seeks to minimize total risk of the MSCI EAFE Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI EAFE Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of June 30, 2015, consisted of the following 18 developed market country indexes or regions: Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Min Vol USA ETF

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

The Fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that, in the aggregate, have lower volatility relative to the broader U.S. equity market. The Underlying Index begins with the MSCI USA Index, which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the index in USD and determine weights for securities in the index that seeks to minimize total risk of the MSCI USA Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI USA Index whilst subjected to established minimum and maximum weightings of index constituents, countries, sectors and risk indices including momentum, value, size, size nonlinearity, growth, liquidity and financial leverage. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor Intl ETF

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI World ex USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI World ex USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

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Equity ETFs (continued)
Fund Name	Investment Objective and Principal Investment Strategies
iShares Edge MSCI Multifactor Intl ETF (continued)

MSCI, in selecting equity securities from the Parent Index, which is comprised of large- and mid-capitalization stocks, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 217 companies from the following countries or regions: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- and mid-capitalization companies and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries/countries, are likely to change over time.

iShares Edge MSCI Multifactor USA ETF

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 137 companies from the United States. The Underlying Index may include large- and mid-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor USA Small-Cap ETF

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Small Cap Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors. Small capitalization companies, as calculated by MSCI, represent the bottom 14% of the free floated-adjusted market capitalization in the U.S. securities market, as determined by MSCI.

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Equity ETFs (continued)
Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Multifactor USA Small-Cap ETF (continued)

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 586 companies from the United States. The Underlying Index includes small-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Global REIT ETF

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets.

The Fund seeks to track the investment results of the FTSE EPRA/NAREIT Global REITs Index (the “Underlying Index”), which is designed to track the performance of publicly-listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets. The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of March 31, 2015, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Belgium, Canada, China, France, Germany, Greece, Hong Kong, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Singapore, South Africa, Spain, Turkey, the United Arab Emirates, the United Kingdom and the United States. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fixed Income ETFs
Fund Name	Investment Objective and Principal Investment Strategies

iShares 20+ Year Treasury Bond ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The Fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than twenty years. As of December 31, 2015, there were 33 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on April 1, 2016, the Fund tracked the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index.

iShares Edge U.S. Fixed Income Balanced Risk ETF

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks total return and preservation of capital.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated investment-grade and high-yield fixed-income securities. The Fund primarily invests in fixed-rate securities of varying maturities, such as corporate bonds, including U.S. dollar-denominated securities of foreign issuers, U.S. Treasuries, privately-issued securities, and mortgage-backed securities. The Fund may enter into to-be-announced transactions on a regular basis with respect to the percentage of the portfolio (if any) that consists of mortgage-pass through securities. The Fund may also invest in other exchange-traded funds (“ETFs”) (including other iShares funds), short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

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Fixed Income ETFs (continued)
Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge US Fixed Income Balanced Risk ETF (continued)

The Fund may invest, without limitation, in high-yield securities rated CCC or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, Inc., or, if unrated, determined by BFA to be of comparable quality (commonly known to investors as “junk bonds”).

The Fund seeks to balance interest rate and credit spread risk by investing in a portfolio of fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk, which are measured by BFA as the volatility of returns of a security associated with changes in the security’s credit spread or changes in interest rates. The Fund will adjust the allocation among its underlying securities in an effort to achieve a target credit spread risk and interest rate risk for the Fund’s portfolio. When necessary to balance the Fund’s exposure to interest rate risk against its exposure to credit spread risk, the Fund may take short or long positions in U.S. Treasury futures and short positions in U.S. Treasury securities through transactions in interest rate swaps. BFA will determine the aggregate credit spread risk and interest rate risk of the Fund’s portfolio.

The Fund may also invest in other interest rate futures contracts, including, but not limited to, Eurodollar and Federal Funds futures. The Fund’s short positions in U.S. Treasury futures are not intended to mitigate credit spread risk or other factors influencing the price of non-government bonds, which may have a greater impact than interest rates.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

iShares TIPS Bond ETF

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds.

The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Money Market Fund
Fund Name	Investment Objective and Principal Investment Strategies

T-Fund

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

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Money Market Fund (continued)
Fund Name	Investment Objective and Principal Investment Strategies

T-Fund (continued)	The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Institutional and Class R Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals. Investor A Shares are sometimes referred to herein as “Investor Shares.”

For example, if you select Institutional Shares, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Class R Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Classes with lower expenses will have higher net asset values and dividends relative to other share classes.

Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes of the Funds.

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Share Classes at a Glance1

	Investor A	Institutional	Class R
Availability	Generally available through Financial Intermediaries.

Limited to certain investors, including:

•   Individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.

•   Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.

•   Employees, officers and directors/trustees of BlackRock or its affiliates.

•   Participants in certain programs sponsored by BlackRock or its affiliates or other Financial Intermediaries.

Available only to certain employer-sponsored retirement plans.
Minimum Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan (“AIP”).

There is no investment minimum for:

•   Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies.

•   Employees, officers and directors/trustees of BlackRock or its affiliates.

$2 million for individuals and Institutional Investors.

$1,000 for investors of Financial Intermediaries that: i) charge such investors a fee for advisory, investment consulting, or similar services or ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform.

$100 for all accounts.

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	Investor A	Institutional	Class R
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within 18 months).	No.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	No.	0.25% Annual Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.	No.	No.
Conversion to Investor A Shares?	N/A	No.	No.
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.	No up-front sales charge so you start off owning more shares. No distribution or service fees.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	Limited availability.	Limited availability. You pay ongoing distribution fees each year you own Class R Shares, which means that over the long term you can expect higher total fees per share than Investor A Shares and, as a result, lower total performance.
[1]	Please see “Details About the Share Classes” for more information about each share class.

The following pages will cover the additional details of each share class, including the Institutional Shares requirements, the sales charge table for Investor A Shares, reduced sales charge information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Details About the Share Classes

Investor A Shares — Initial Sales Charge Option

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

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Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	—[2]
[1]	Rounded to the nearest one-hundredth percent.
[2]

If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).

Reductions or eliminations through a Letter of Intent or right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.

Qualifying Holdings — Investor Shares, Institutional Shares (in most BlackRock Funds) and investments in the BlackRock CollegeAdvantage 529 Program

Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of a Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of a Fund or any other BlackRock Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the Financial Intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your Financial Intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C and/or Institutional Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next

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13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund.

The market value of current holdings in the BlackRock Funds (including Investor A, Investor B, Investor C and Institutional Shares and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction.

The investor must notify the Fund of (i) any current holdings in the BlackRock Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent.

During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A and A1, Investor B and B1, Investor C, C1, C2 and C3, and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

The following persons may also buy Investor A Shares without paying a sales charge:

■	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;

■

Rollovers of current investments through certain employer-sponsored retirement plans, provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;

■	Insurance company separate accounts;

■	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;

■	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;

■

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

■

Persons associated with the Fund, the Fund’s manager, the Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and

■	State sponsored 529 college savings plans.

The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

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If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front-end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A Shares may be reduced or waived in certain circumstances, such as:

■	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans;

■	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;

■	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

■	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006;

■	Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

■

Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

■	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

■	Involuntary redemptions made of shares in accounts with low balances;

■	Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or an affiliate;

■	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and

■	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Eligible Institutional investors include the following:

■

Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

■

Investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with a minimum initial investment of $1,000;

■

Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

■

Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;

■	Holders of certain BofA Corp. sponsored UITs who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment; and

■	Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., PNC, Barclays or their respective affiliates, who are not subject to any minimum initial investment.

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The Fund reserves the right to modify or waive the above-stated policies at any time.

Class R Shares

Class R Shares are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. If you buy Class R Shares, you will pay neither an initial sales charge nor a CDSC. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

Distribution and Shareholder Servicing Payments

Plan Payments

The Trust, on behalf of the Funds, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to Investor A Shares and Class R Shares that allows a Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Class R Shares pay a distribution fee to the Distributor and/or its affiliates, including PNC and its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution and sales support services and to pay the Distributor and BlackRock, PNC and their respective affiliates for sales support services provided and related expenses incurred in connection with the sale of Class R Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Class R Shares of the Fund. Institutional and Investor A Shares do not pay distribution fees.

Under the Plan, a Fund also pays shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A Shares and/or Class R Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A Shares and Class R Shares of the Fund. All Investor A Shares and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A Shares and/or Class R Shares:

■

Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;

■	Assisting customers in designating and changing dividend options, account designations and addresses; and

■	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by a Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Funds

In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or

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their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.

Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class appropriate for you	Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares). Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you. Class R Shares are available only to certain employer-sponsored retirement plans.
Next, determine the amount of your investment

•  Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus.

•  See “Account Information — Details About the Share Classes” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

	Have your Financial Intermediary submit your purchase order	The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)

A broker dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.
Add to Your Investment	Purchase additional shares	For Investor A Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). The minimums for additional purchases may be waived under certain circumstances. Institutional and Class R Shares have no minimum for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)

Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at (800) 441-7762.

Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.

Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online. The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
	Participate in the Automatic Investment Plan (“AIP”)	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. Refer to the “Account Services and Privileges” section of this prospectus for additional information.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the third business day (in the case of Investor Shares) or the first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled, and you and your Financial Intermediary will be responsible for any loss to the Fund.
For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order

You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A, Institutional or Class R Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Certain Financial Intermediaries may charge a fee to process a redemption of shares. The Fund may reject an order to sell shares under certain circumstances.

Selling shares held directly with BlackRock

Methods of Redeeming

Redeem by Telephone: You may redeem Investor Shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.

You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated voice response unit service (VRU). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Payment of Redemption Proceeds

Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer Your Account

	Your Choices	Important Information for You to Know

Exchange Privilege	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”)

Investor and Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund.

No exchange privilege is available for Class R Shares.

You can exchange $1,000 or more of Investor Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

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How to Exchange Shares or Transfer Your Account

	Your Choices	Important Information for You to Know

Exchange Privilege (continued)	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”) (continued)	Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary

You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Transfer to a non-participating Financial Intermediary

You must either:

•   Transfer your shares to an account with the Fund; or

•   Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

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Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.

Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment is $50 per portfolio.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another BlackRock Fund, the receiving fund must be open to new purchases.
EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH.

(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary if your account is held elsewhere.)

Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan (“SWP”)	This feature can be used by investors who want to receive regular distributions from their accounts.

To start an SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.

Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A Shares in excess of this limit will still pay any applicable CDSC.

Ask your Financial Intermediary for details.

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Reinstatement Privilege	If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

■

Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or by Financial Intermediaries that have agreements with the Distributor, you may be able to buy Institutional Shares, including by exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event, and you will pay any applicable sales charges or redemption fees.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Financial Intermediary.

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Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.

Each Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of the Trust. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $5.117 trillion in investment company and other portfolio assets under management as of September 30, 2016.

BlackRock will not receive any management fees from the Funds for its investment advisory services.

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any) of each share class of certain Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Funds, BlackRock has contractually (fixed-term and perpetually) agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
Retirement Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2020 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2025 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2030 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%

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	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
2035 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2040 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2045 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2050 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2055 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%

*    As a percentage of average daily net assets.

[1]     The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

[2]     The contractual caps are in effect through February 28, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to the contractual agreements described above, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets and (2) BlackRock or an affiliate serves as the Fund’s manager or administrator.

As stated above, the waivers and reimbursements described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Funds incur Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of their portfolios. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.

A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock is included in the Funds’ annual shareholder report for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on

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as investment advice and, because investment decisions for each Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Manager Information

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are jointly and primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Ked Hogan, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2009; Member of Global Market Strategies Group and Scientific Active Equity Group; various positions with Barclays Global Investors from 1997 to 2009.
Andrew Ang, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2015; Professor of Finance at Columbia Business School from 1999 to 2015.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking

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relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses. Investor A Shares will have a higher net asset value than Class R Shares.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price, or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Shares of underlying open-end funds are valued at net asset value.

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Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies, and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

A Fund may accept orders from certain authorized Financial Intermediaries or their designees. A Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

The Funds expect to be eligible to pass through to you certain foreign income taxes (including withholding taxes) paid by underlying funds and tax-exempt interest earned by underlying funds. Short-term capital gain earned by an underlying fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses. The Funds may in some circumstances be required to defer perhaps indefinitely their recognition of losses from redemptions from underlying funds under the wash sale rules.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by a Fund, including dividends received from U.S. corporations and qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. In the case of individuals, the reduced tax rate is a maximum rate of 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain or qualified dividend income. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rates.

122

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates.

By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by a Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. accounts and U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

123

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2014 and 2015 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for the fiscal periods prior to October 31, 2014 were audited by another independent accounting firm. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Funds’ Semi-Annual Report, which is available upon request.

BlackRock LifePath® Smart Beta Retirement Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.33	$11.41	$10.72
Net investment income[2]	0.13	0.17	0.23	0.23
Net realized and unrealized gain (loss)	(0.08)	(0.18)	0.48	0.90
Net increase (decrease) from investment operations	0.05	(0.01)	0.71	1.13
Distributions:[3]
From net investment income	(0.30)	(0.39)	(0.27)	(0.18)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)
Total distributions	(0.72)	(0.97)	(0.79)	(0.44)
Net asset value, end of period	$9.68	$10.35	$11.33	$11.41
Total Return[4]
Based on net asset value	0.55%[5]	(0.13)%	6.61%	10.93%[5]
Ratios to Average Net Assets
Total expenses[6]	1.24%[7]	1.53%	1.21%	1.69%[7]
Total expenses after fees waived and/or reimbursed[6]	0.14%[7]	0.12%	0.22%	0.31%[7]
Net investment income[6]	2.66%[7]	1.58%	2.09%	2.58%[7]
Supplemental Data
Net assets, end of period (000)	$792	$991	$119	$51
Portfolio turnover rate	30%	41%	42%	97%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

124

Financial Highlights (continued)

BlackRock LifePath® Smart Beta Retirement Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.25	$11.23	$11.32	$10.63	$10.28	$10.05
Net investment income[1]	0.11	0.15	0.21	0.24	0.26	0.23
Net realized and unrealized gain (loss)	(0.07)	(0.19)	0.47	0.85	0.70	0.18
Net increase (decrease) from investment operations	0.04	(0.04)	0.68	1.09	0.96	0.41
Distributions:[2]
From net investment income	(0.26)	(0.36)	(0.25)	(0.14)	(0.28)	(0.18)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—
Total distributions	(0.68)	(0.94)	(0.77)	(0.40)	(0.61)	(0.18)
Net asset value, end of period	$9.61	$10.25	$11.23	$11.32	$10.63	$10.28
Total Return[3]
Based on net asset value	0.46%[4]	(0.42)%	6.38%	10.59%	9.96%	4.10%[5]
Ratios to Average Net Assets
Total expenses[6]	1.65%[7]	1.63%	1.27%	1.58%	1.69%	1.62%
Total expenses after fees waived and/or reimbursed[6]	0.44%[7]	0.42%	0.47%	0.56%	0.73%	0.65%
Net investment income[6]	2.36%[7]	1.43%	1.92%	2.22%	2.50%	2.23%
Supplemental Data
Net assets, end of period (000)	$11,152	$12,179	$17,321	$15,076	$9,189	$8,594
Portfolio turnover rate	30%	41%	42%	97%	87%	112%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%
[7]	Annualized.

125

Financial Highlights (continued)

BlackRock LifePath® Smart Beta Retirement Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$11.23	$11.31	$10.62	$10.26	$10.04
Net investment income[1]	0.10	0.12	0.19	0.22	0.23	0.20
Net realized and unrealized gain (loss)	(0.07)	(0.19)	0.46	0.85	0.70	0.18
Net increase (decrease) from investment operations	0.03	(0.07)	0.65	1.07	0.93	0.38
Distributions:[2]
From net investment income	(0.24)	(0.34)	(0.21)	(0.12)	(0.24)	(0.16)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—
Total distributions	(0.66)	(0.92)	(0.73)	(0.38)	(0.57)	(0.16)
Net asset value, end of period	$9.61	$10.24	$11.23	$11.31	$10.62	$10.26
Total Return[3]
Based on net asset value	0.32%[4]	(0.66)%	6.12%	10.42%	9.59%	3.76%[5]
Ratios to Average Net Assets
Total expenses[6]	1.95%[7]	1.95%	1.56%	1.86%	1.91%	1.92%
Total expenses after fees waived and/or reimbursed[6]	0.68%[7]	0.66%	0.71%	0.80%	0.96%	0.97%
Net investment income[6]	2.11%[7]	1.17%	1.67%	2.06%	2.21%	1.92%
Supplemental Data
Net assets, end of year (000)	$6,163	$6,317	$6,169	$5,983	$8,177	$6,299
Portfolio turnover rate	30%	41%	42%	97%	87%	112%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%
[7]	Annualized.

126

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2020 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$11.23	$11.47	$10.57
Net investment income[2]	0.08	0.18	0.21	0.10
Net realized and unrealized gain (loss)	(0.06)	(0.17)	0.53	1.23
Net increase (decrease) from investment operations	0.02	0.01	0.74	1.33
Distributions:[3]
From net investment income	(0.22)	(0.29)	(0.32)	(0.17)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)
Total distributions	(0.72)	(0.77)	(0.98)	(0.43)
Net asset value, end of period	$9.77	$10.47	$11.23	$11.47
Total Return[4]
Based on net asset value	0.24%[5]	0.11%	6.90%	13.05%[5]
Ratios to Average Net Assets
Total expenses[6]	1.12%[7]	1.08%	0.95%	1.85%[7]
Total expenses after fees waived and/or reimbursed[6]	0.20%[7]	0.17%	0.21%	0.30%[7]
Net investment income[6]	1.72%[7]	1.69%	1.85%	2.54%[7]
Supplemental Data
Net assets, end of period (000)	$241	$58	$157	$83
Portfolio turnover rate	26%	45%	41%	91%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

127

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$11.15	$11.40	$10.49	$10.08	$9.84
Net investment income[1]	0.09	0.13	0.19	0.23	0.24	0.20
Net realized and unrealized gain (loss)	(0.08)	(0.14)	0.51	1.07	0.71	0.22
Net increase (decrease) from investment operations	0.01	(0.01)	0.70	1.30	0.95	0.42
Distributions:[2]
From net investment income	(0.19)	(0.29)	(0.29)	(0.13)	(0.25)	(0.18)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—
Total distributions	(0.69)	(0.77)	(0.95)	(0.39)	(0.54)	(0.18)
Net asset value, end of period	$9.69	$10.37	$11.15	$11.40	$10.49	$10.08
Total Return[3]
Based on net asset value	0.14%[4]	(0.13)%	6.56%	12.83%	9.98%	4.24%[5]
Ratios to Average Net Assets
Total expenses[6]	1.35%[7]	1.11%	1.18%	1.42%	1.54%	1.52%
Total expenses after fees waived and/or reimbursed[6]	0.44%[7]	0.42%	0.46%	0.54%	0.72%	0.68%
Net investment income[6]	1.92%[7]	1.27%	1.68%	2.10%	2.35%	1.97%
Supplemental Data
Net assets, end of period (000)	$17,344	$19,402	$22,144	$16,884	$11,084	$9,994
Portfolio turnover rate	26%	45%	41%	91%	68%	138%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%
[7]	Annualized.

128

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2020 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.27	$11.06	$11.30	$10.41	$10.01	$9.77
Net investment income[1]	0.08	0.11	0.16	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.08)	(0.16)	0.52	1.06	0.70	0.22
Net increase (decrease) from investment operations	0.00	(0.05)	0.68	1.26	0.91	0.39
Distributions:[2]
From net investment income	(0.17)	(0.26)	(0.26)	(0.11)	(0.22)	(0.15)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—
Total distributions	(0.67)	(0.74)	(0.92)	(0.37)	(0.51)	(0.15)
Net asset value, end of period	$9.60	$10.27	$11.06	$11.30	$10.41	$10.01
Total Return[3]
Based on net asset value	0.04%[4]	(0.45)%	6.39%	12.50%	9.67%	3.95%[5]
Ratios to Average Net Assets
Total expenses[6]	1.56%[7]	1.38%	1.40%	1.65%	1.75%	1.79%
Total expenses after fees waived and/or reimbursed[6]	0.68%[7]	0.66%	0.70%	0.78%	0.94%	0.96%
Net investment income[6]	1.68%[7]	1.02%	1.46%	1.91%	2.12%	1.69%
Supplemental Data
Net assets, end of year (000)	$10,976	$11,429	$9,577	$8,991	$8,771	$7,599
Portfolio turnover rate	26%	45%	41%	91%	68%	138%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%
[7]	Annualized.

129

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2025 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.57	$11.51	$11.26	$10.16
Net investment income[2]	0.10	0.19	0.18	0.16
Net realized and unrealized gain (loss)	(0.12)	(0.20)	0.70	1.29
Net increase (decrease) from investment operations	(0.02)	(0.01)	0.88	1.45
Distributions:[3]
From net investment income	(0.18)	(0.32)	(0.26)	(0.16)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)
Total distributions	(0.91)	(0.93)	(0.63)	(0.35)
Net asset value, end of period	$9.64	$10.57	$11.51	$11.26
Total Return[4]
Based on net asset value	(0.15)%[5]	(0.16)%	8.05%	14.89%[5]
Ratios to Average Net Assets
Total expenses[6]	1.50%[7]	0.84%	0.88%	1.84%[7]
Total expenses after fees waived and/or reimbursed[6]	0.19%[7]	0.15%	0.20%	0.30%[7]
Net investment income[6]	2.01%[7]	1.72%	1.62%	2.38%[7]
Supplemental Data
Net assets, end of period (000)	$32	$34	$437	$30
Portfolio turnover rate	28%	57%	49%	83%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

130

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2025 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$11.44	$11.20	$10.09	$9.88	$9.60
Net investment income[1]	0.08	0.13	0.18	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.11)	(0.17)	0.66	1.23	0.70	0.27
Net increase (decrease) from investment operations	(0.03)	(0.04)	0.84	1.43	0.91	0.44
Distributions:[2]
From net investment income	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)	(0.16)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—
Total distributions	(0.89)	(0.90)	(0.60)	(0.32)	(0.70)	(0.16)
Net asset value, end of period	$9.58	$10.50	$11.44	$11.20	$10.09	$9.88
Total Return[3]
Based on net asset value	(0.26)%[4]	(0.43)%	7.79%	14.60%	9.98%	4.54%[5]
Ratios to Average Net Assets
Total expenses[6]	1.39%[7]	1.20%	1.22%	1.45%	1.82%	1.85%
Total expenses after fees waived and/or reimbursed[6]	0.44%[7]	0.42%	0.47%	0.54%	0.73%	0.65%
Net investment income[6]	1.74%[7]	1.17%	1.63%	1.89%	2.13%	1.70%
Supplemental Data
Net assets, end of period (000)	$14,352	$15,324	$16,970	$17,803	$7,932	$6,181
Portfolio turnover rate	28%	57%	49%	83%	76%	119%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%
[7]	Annualized.

131

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2025 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.41	$11.36	$11.12	$10.03	$9.80	$9.52
Net investment income[1]	0.07	0.10	0.15	0.18	0.18	0.14
Net realized and unrealized gain (loss)	(0.11)	(0.17)	0.66	1.21	0.70	0.27
Net increase (decrease) from investment operations	(0.04)	(0.07)	0.81	1.39	0.88	0.41
Distributions:[2]
From net investment income	(0.13)	(0.27)	(0.20)	(0.11)	(0.18)	(0.13)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—
Total distributions	(0.86)	(0.88)	(0.57)	(0.30)	(0.65)	(0.13)
Net asset value, end of period	$9.51	$10.41	$11.36	$11.12	$10.03	$9.80
Total Return[3]
Based on net asset value	(0.34)%[4]	(0.69)%	7.58%	14.23%	9.72%	4.35%[5]
Ratios to Average Net Assets
Total expenses[6]	1.68%[7]	1.48%	1.46%	1.72%	2.05%	2.09%
Total expenses after fees waived and/or reimbursed[6]	0.68%[7]	0.66%	0.71%	0.77%	0.96%	0.95%
Net investment income[6]	1.52%[7]	0.95%	1.31%	1.71%	1.87%	1.42%
Supplemental Data
Net assets, end of year (000)	$10,629	$10,912	$12,898	$8,411	$6,593	$5,443
Portfolio turnover rate	28%	57%	49%	83%	76%	119%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%
[7]	Annualized.

132

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2030 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$11.03	$11.18	$9.96
Net investment income[2]	0.07	0.15	0.18	0.11
Net realized and unrealized gain (loss)	(0.14)	(0.14)	0.63	1.49
Net increase (decrease) from investment operations	(0.07)	0.01	0.81	1.60
Distributions:[3]
From net investment income	(0.19)	(0.25)	(0.28)	(0.16)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)
Total distributions	(0.96)	(0.87)	(0.96)	(0.38)
Net asset value, end of period	$9.14	$10.17	$11.03	$11.18
Total Return[4]
Based on net asset value	(0.62)%[5]	0.07%	7.65%	16.81%[5]
Ratios to Average Net Assets
Total expenses[6]	1.17%[7]	1.06%	1.09%	1.92%[7]
Total expenses after fees waived and/or reimbursed[6]	0.19%[7]	0.17%	0.22%	0.28%[7]
Net investment income[6]	1.54%[7]	1.47%	1.64%	2.30%[7]
Supplemental Data
Net assets, end of period (000)	$244	$91	$110	$39
Portfolio turnover rate	27%	67%	66%	92%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

133

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2030 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.07	$10.93	$11.08	$9.87	$9.68	$9.35
Net investment income[1]	0.07	0.12	0.16	0.19	0.18	0.13
Net realized and unrealized gain (loss)	(0.15)	(0.13)	0.63	1.36	0.69	0.31
Net increase (decrease) from investment operations	(0.08)	(0.01)	0.79	1.55	0.87	0.44
Distributions:[2]
From net investment income	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)	(0.11)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—
Total distributions	(0.93)	(0.85)	(0.94)	(0.34)	(0.68)	(0.11)
Net asset value, end of period	$9.06	$10.07	$10.93	$11.08	$9.87	$9.68
Total Return[3]
Based on net asset value	(0.77)%[4]	(0.19)%	7.46%	16.28%	9.72%	4.69%[5]
Ratios to Average Net Assets
Total expenses[6]	1.39%[7]	1.20%	1.18%	1.41%	1.53%	1.51%
Total expenses after fees waived and/or reimbursed[6]	0.43%[7]	0.42%	0.47%	0.52%	0.68%	0.62%
Net investment income[6]	1.51%[7]	1.16%	1.46%	1.83%	1.84%	1.32%
Supplemental Data
Net assets, end of period (000)	$14,582	$16,084	$20,020	$17,115	$9,343	$8,008
Portfolio turnover rate	27%	67%	66%	92%	73%	117%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%
[7]	Annualized.

134

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2030 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.01	$10.88	$11.02	$9.82	$9.62	$9.31
Net investment income[1]	0.06	0.09	0.13	0.18	0.15	0.10
Net realized and unrealized gain (loss)	(0.14)	(0.14)	0.63	1.34	0.70	0.30
Net increase (decrease) from investment operations	(0.08)	(0.05)	0.76	1.52	0.85	0.40
Distributions:[2]
From net investment income	(0.14)	(0.20)	(0.22)	(0.10)	(0.15)	(0.09)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—
Total distributions	(0.91)	(0.82)	(0.90)	(0.32)	(0.65)	(0.09)
Net asset value, end of period	$9.02	$10.01	$10.88	$11.02	$9.82	$9.62
Total Return[3]
Based on net asset value	(0.77)%[4]	(0.56)%	7.26%	16.01%	9.49%	4.25%[5]
Ratios to Average Net Assets
Total expenses[6]	1.63%[7]	1.46%	1.43%	1.69%	1.77%	1.80%
Total expenses after fees waived and/or reimbursed[6]	0.67%[7]	0.66%	0.71%	0.76%	0.91%	0.92%
Net investment income[6]	1.25%[7]	0.90%	1.19%	1.80%	1.59%	1.01%
Supplemental Data
Net assets, end of year (000)	$9,280	$9,265	$9,567	$7,634	$9,304	$7,463
Portfolio turnover rate	27%	67%	66%	92%	73%	117%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%
[7]	Annualized.

135

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2035 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.26	$11.34	$10.07
Net investment income[2]	0.07	0.15	0.16	0.13
Net realized and unrealized gain (loss)	(0.17)	(0.22)	0.72	1.60
Net increase (decrease) from investment operations	(0.10)	(0.07)	0.88	1.73
Distributions:[3]
From net investment income	(0.18)	(0.21)	(0.23)	(0.22)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)
Total distributions	(0.75)	(0.70)	(0.96)	(0.46)
Net asset value, end of period	$9.64	$10.49	$11.26	$11.34
Total Return[4]
Based on net asset value	(0.89)%[5]	(0.77)%	8.17%	18.13%[5]
Ratios to Average Net Assets
Total expenses[6]	1.42%[7]	1.18%	1.40%	2.35%[7]
Total expenses after fees waived and/or reimbursed[6]	0.19%[7]	0.18%	0.22%	0.26%[7]
Net investment income[6]	1.44%[7]	1.37%	1.47%	2.20%[7]
Supplemental Data
Net assets, end of period (000)	$90	$41	$102	$30
Portfolio turnover rate	28%	75%	61%	104%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

136

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.39	$11.16	$11.25	$9.97	$9.39	$9.07
Net investment income[1]	0.06	0.11	0.15	0.18	0.14	0.07
Net realized and unrealized gain (loss)	(0.17)	(0.21)	0.69	1.52	0.74	0.32
Net increase (decrease) from investment operations	(0.11)	(0.10)	0.84	1.70	0.88	0.39
Distributions:[2]
From net investment income	(0.15)	(0.18)	(0.20)	(0.18)	(0.12)	(0.07)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—
Total distributions	(0.72)	(0.67)	(0.93)	(0.42)	(0.30)	(0.07)
Net asset value, end of period	$9.56	$10.39	$11.16	$11.25	$9.97	$9.39
Total Return[3]
Based on net asset value	(1.01)%[4]	(1.05)%	7.94%	17.66%	9.71%	4.32%[5]
Ratios to Average Net Assets
Total expenses[6]	1.60%[7]	1.38%	1.47%	2.08%	2.29%	2.16%
Total expenses after fees waived and/or reimbursed[6]	0.43%[7]	0.42%	0.47%	0.51%	0.67%	0.60%
Net investment income[6]	1.34%[7]	1.05%	1.35%	1.74%	1.44%	0.77%
Supplemental Data
Net assets, end of period (000)	$10,692	$11,053	$11,926	$8,329	$4,794	$4,878
Portfolio turnover rate	28%	75%	61%	104%	76%	94%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%
[7]	Annualized.

137

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2035 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.30	$11.08	$11.18	$9.92	$9.31	$9.00
Net investment income[1]	0.05	0.09	0.12	0.16	0.11	0.05
Net realized and unrealized gain (loss)	(0.17)	(0.22)	0.69	1.50	0.75	0.31
Net increase (decrease) from investment operations	(0.12)	(0.13)	0.81	1.66	0.86	0.36
Distributions:[2]
From net investment income	(0.13)	(0.16)	(0.18)	(0.16)	(0.07)	(0.05)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—
Total distributions	(0.70)	(0.65)	(0.91)	(0.40)	(0.25)	(0.05)
Net asset value, end of period	$9.48	$10.30	$11.08	$11.18	$9.92	$9.31
Total Return[3]
Based on net asset value	(1.13)%[4]	(1.28)%	7.65%	17.30%	9.53%	3.96%[5]
Ratios to Average Net Assets
Total expenses[6]	1.83%[7]	1.67%	1.72%	2.36%	2.62%	2.43%
Total expenses after fees waived and/or reimbursed[6]	0.67%[7]	0.66%	0.71%	0.75%	0.91%	0.91%
Net investment income[6]	1.12%[7]	0.86%	1.08%	1.53%	1.20%	0.48%
Supplemental Data
Net assets, end of year (000)	$7,623	$7,374	$8,060	$4,797	$3,248	$3,273
Portfolio turnover rate	28%	75%	61%	104%	76%	94%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%
[7]	Annualized.

138

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2040 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.44	$11.52	$11.48	$9.96
Net investment income[2]	0.07	0.14	0.18	0.12
Net realized and unrealized gain (loss)	(0.19)	(0.19)	0.75	1.76
Net increase (decrease) from investment operations	(0.12)	(0.05)	0.93	1.88
Distributions:[3]
From net investment income	(0.19)	(0.23)	(0.24)	(0.20)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)
Total distributions	(0.95)	(1.03)	(0.89)	(0.36)
Net asset value, end of period	$9.37	$10.44	$11.52	$11.48
Total Return[4]
Based on net asset value	(1.15)%[5]	(0.61)%	8.49%	19.72%[5]
Ratios to Average Net Assets
Total expenses[6]	1.52%[7]	1.20%	1.26%	1.94%[7]
Total expenses after fees waived and/or reimbursed[6]	0.17%[7]	0.17%	0.22%	0.26%[7]
Net investment income[6]	1.48%[7]	1.31%	1.56%	1.81%[7]
Supplemental Data
Net assets, end of period (000)	$101	$102	$120	$88
Portfolio turnover rate	29%	93%	57%	102%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

139

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.32	$11.40	$11.37	$9.86	$9.50	$9.17
Net investment income[1]	0.06	0.11	0.15	0.18	0.13	0.08
Net realized and unrealized gain (loss)	(0.20)	(0.19)	0.75	1.65	0.73	0.32
Net increase (decrease) from investment operations	(0.14)	(0.08)	0.90	1.83	0.86	0.40
Distributions:[2]
From net investment income	(0.15)	(0.20)	(0.22)	(0.16)	(0.11)	(0.07)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—
Total distributions	(0.91)	(1.00)	(0.87)	(0.32)	(0.50)	(0.07)
Net asset value, end of period	$9.27	$10.32	$11.40	$11.37	$9.86	$9.50
Total Return[3]
Based on net asset value	(1.36)%[4]	(0.87)%	8.25%	19.08%	9.56%	4.30%[5]
Ratios to Average Net Assets
Total expenses[6]	1.72%[7]	1.36%	1.41%	1.80%	2.05%	2.16%
Total expenses after fees waived and/or reimbursed[6]	0.42%[7]	0.42%	0.47%	0.51%	0.68%	0.66%
Net investment income[6]	1.23%[7]	1.06%	1.36%	1.68%	1.38%	0.82%
Supplemental Data
Net assets, end of period (000)	$8,676	$9,543	$13,008	$11,640	$6,203	$5,199
Portfolio turnover rate	29%	93%	57%	102%	68%	99%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%
[7]	Annualized.

140

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2040 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.28	$11.36	$11.32	$9.83	$9.47	$9.14
Net investment income[1]	0.05	0.09	0.12	0.16	0.10	0.05
Net realized and unrealized gain (loss)	(0.20)	(0.19)	0.76	1.63	0.73	0.33
Net increase (decrease) from investment operations	(0.15)	(0.10)	0.88	1.79	0.83	0.38
Distributions:[2]
From net investment income	(0.14)	(0.18)	(0.19)	(0.14)	(0.08)	(0.05)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—
Total distributions	(0.90)	(0.98)	(0.84)	(0.30)	(0.47)	(0.05)
Net asset value, end of period	$9.23	$10.28	$11.36	$11.32	$9.83	$9.47
Total Return[3]
Based on net asset value	(1.47)%[4]	(1.09)%	8.06%	18.71%	9.20%	4.18%[5]
Ratios to Average Net Assets
Total expenses[6]	1.93%[7]	1.64%	1.67%	2.10%	2.35%	2.51%
Total expenses after fees waived and/or reimbursed[6]	0.66%[7]	0.66%	0.71%	0.75%	0.91%	0.91%
Net investment income[6]	0.99%[7]	0.83%	1.07%	1.53%	1.09%	0.56%
Supplemental Data
Net assets, end of year (000)	$7,491	$7,303	$7,346	$5,786	$5,211	$3,414
Portfolio turnover rate	29%	93%	57%	102%	68%	99%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%
[7]	Annualized.

141

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2045 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.36	$12.25	$12.14	$10.38
Net investment income[2]	0.07	0.16	0.19	0.14
Net realized and unrealized gain (loss)	(0.22)	(0.22)	0.78	1.95
Net increase (decrease) from investment operations	(0.15)	(0.06)	0.97	2.09
Distributions:[3]
From net investment income	(0.19)	(0.22)	(0.24)	(0.22)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)
Total distributions	(0.92)	(0.83)	(0.86)	(0.33)
Net asset value, end of period	$10.29	$11.36	$12.25	$12.14
Total Return[4]
Based on net asset value	(1.36)%[5]	(0.59)%	8.31%	20.95%[5]
Ratios to Average Net Assets
Total expenses[6]	1.78%[7]	1.64%	1.96%	2.93%[7]
Total expenses after fees waived and/or reimbursed[6]	0.18%[7]	0.17%	0.22%	0.25%[7]
Net investment income[6]	1.29%[7]	1.41%	1.61%	1.89%[7]
Supplemental Data
Net assets, end of period (000)	$71	$71	$72	$73
Portfolio turnover rate	25%	80%	72%	101%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

142

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.19	$12.08	$11.99	$10.24	$9.55	$9.21
Net investment income[1]	0.05	0.13	0.15	0.18	0.13	0.07
Net realized and unrealized gain (loss)	(0.22)	(0.22)	0.78	1.86	0.82	0.35
Net increase (decrease) from investment operations	(0.17)	(0.09)	0.93	2.04	0.95	0.42
Distributions:[2]
From net investment income	(0.15)	(0.19)	(0.22)	(0.18)	(0.10)	(0.08)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—
Total distributions	(0.88)	(0.80)	(0.84)	(0.29)	(0.26)	(0.08)
Net asset value, end of period	$10.14	$11.19	$12.08	$11.99	$10.24	$9.55
Total Return[3]
Based on net asset value	(1.49)%[4]	(0.84)%	8.02%	20.45%	10.29%	4.50%[5]
Ratios to Average Net Assets
Total expenses[6]	2.05%[7]	1.83%	2.00%	2.80%	3.50%	4.24%
Total expenses after fees waived and/or reimbursed[6]	0.42%[7]	0.42%	0.47%	0.50%	0.70%	0.67%
Net investment income[6]	1.03%[7]	1.12%	1.29%	1.59%	1.33%	0.73%
Supplemental Data
Net assets, end of period (000)	$6,056	$6,303	$6,396	$4,944	$2,641	$1,656
Portfolio turnover rate	25%	80%	72%	101%	103%	82%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%
[7]	Annualized.

143

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2045 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.08	$11.99	$11.90	$10.16	$9.48	$9.15
Net investment income[1]	0.04	0.10	0.12	0.15	0.11	0.05
Net realized and unrealized gain (loss)	(0.21)	(0.22)	0.77	1.85	0.80	0.34
Net increase (decrease) from investment operations	(0.17)	(0.12)	0.89	2.00	0.91	0.39
Distributions:[2]
From net investment income	(0.13)	(0.18)	(0.18)	(0.15)	(0.07)	(0.06)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—
Total distributions	(0.86)	(0.79)	(0.80)	(0.26)	(0.23)	(0.06)
Net asset value, end of period	$10.05	$11.08	$11.99	$11.90	$10.16	$9.48
Total Return[3]
Based on net asset value	(1.63)%[4]	(1.11)%	7.79%	20.14%	9.92%	4.24%[5]
Ratios to Average Net Assets
Total expenses[6]	2.20%[7]	2.05%	2.20%	3.04%	3.78%	4.41%
Total expenses after fees waived and/or reimbursed[6]	0.66%[7]	0.66%	0.70%	0.74%	0.94%	0.91%
Net investment income[6]	0.81%[7]	0.90%	1.00%	1.39%	1.10%	0.50%
Supplemental Data
Net assets, end of year (000)	$5,820	$6,078	$6,527	$3,447	$2,526	$2,168
Portfolio turnover rate	25%	80%	72%	101%	103%	82%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%
[7]	Annualized.

144

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2050 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.53	$11.31	$11.11	$9.45
Net investment income[2]	0.06	0.15	0.16	0.13
Net realized and unrealized gain (loss)	(0.20)	(0.20)	0.77	1.87
Net increase (decrease) from investment operations	(0.14)	(0.05)	0.93	2.00
Distributions:[3]
From net investment income	(0.16)	(0.19)	(0.21)	(0.20)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)
Total distributions	(0.78)	(0.73)	(0.73)	(0.34)
Net asset value, end of period	$9.61	$10.53	$11.31	$11.11
Total Return[4]
Based on net asset value	(1.36)%[5]	(0.54)%	8.69%	22.07%[5]
Ratios to Average Net Assets
Total expenses[6]	1.78%[7]	1.58%	1.91%	3.16%[7]
Total expenses after fees waived and/or reimbursed[6]	0.17%[7]	0.17%	0.24%	0.24%[7]
Net investment income[6]	1.28%[7]	1.36%	1.49%	1.60%[7]
Supplemental Data
Net assets, end of period (000)	$177	$172	$180	$136
Portfolio turnover rate	27%	77%	68%	93%[8]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%
[7]	Annualized.
[8]	Portfolio turnover rate is representative of the Fund for the entire year.

145

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.40	$11.18	$11.00	$9.35	$8.99	$8.71
Net investment income[1]	0.05	0.11	0.14	0.15	0.12	0.07
Net realized and unrealized gain (loss)	(0.20)	(0.19)	0.75	1.80	0.70	0.31
Net increase (decrease) from investment operations	(0.15)	(0.08)	0.89	1.95	0.82	0.38
Distributions:[2]
From net investment income	(0.13)	(0.16)	(0.19)	(0.16)	(0.10)	(0.07)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)
Total distributions	(0.75)	(0.70)	(0.71)	(0.30)	(0.46)	(0.10)
Net asset value, end of period	$9.50	$10.40	$11.18	$11.00	$9.35	$8.99
Total Return[3]
Based on net asset value	(1.48)%[4]	(0.79)%	8.38%	21.47%	9.69%	4.39%[5]
Ratios to Average Net Assets
Total expenses[6]	2.21%[7]	1.98%	2.27%	3.40%	4.42%	4.87%
Total expenses after fees waived and/or reimbursed[6]	0.42%[7]	0.42%	0.48%	0.49%	0.68%	0.67%
Net investment income[6]	1.01%[7]	1.07%	1.23%	1.52%	1.35%	0.73%
Supplemental Data
Net assets, end of period (000)	$6,727	$6,215	$5,965	$4,009	$2,000	$1,374
Portfolio turnover rate	27%	77%	68%	93%	81%	96%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%
[7]	Annualized.

146

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2050 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.14	$10.96	$9.31	$8.95	$8.68
Net investment income[1]	0.04	0.09	0.10	0.14	0.10	0.04
Net realized and unrealized gain (loss)	(0.21)	(0.19)	0.76	1.79	0.69	0.32
Net increase (decrease) from investment operations	(0.17)	(0.10)	0.86	1.93	0.79	0.36
Distributions:[2]
From net investment income	(0.11)	(0.15)	(0.16)	(0.14)	(0.07)	(0.06)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)
Total distributions	(0.73)	(0.69)	(0.68)	(0.28)	(0.43)	(0.09)
Net asset value, end of period	$9.45	$10.35	$11.14	$10.96	$9.31	$8.95
Total Return[3]
Based on net asset value	(1.69)%[4]	(0.98)%	8.10%	21.31%	9.32%	4.17%[5]
Ratios to Average Net Assets
Total expenses[6]	2.30%[7]	2.11%	2.45%	3.66%	4.72%	5.17%
Total expenses after fees waived and/or reimbursed[6]	0.66%[7]	0.66%	0.72%	0.73%	0.92%	0.91%
Net investment income[6]	0.80%[7]	0.86%	0.93%	1.37%	1.12%	0.48%
Supplemental Data
Net assets, end of year (000)	$5,629	$5,743	$5,811	$2,626	$2,165	$1,688
Portfolio turnover rate	27%	77%	68%	93%	81%	96%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%
[7]	Annualized.

147

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2055 Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.09	$12.11	$11.43	$10.00
Net investment income[2]	0.06	0.15	0.19	0.08
Net realized and unrealized gain (loss)	(0.21)	(0.18)	0.87	1.35
Net increase (decrease) from investment operations	(0.15)	(0.03)	1.06	1.43
Distributions:[3]
From net investment income	(0.14)	(0.18)	(0.26)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—
Total distributions	(0.94)	(0.99)	(0.38)	—
Net asset value, end of period	$10.00	$11.09	$12.11	$11.43
Total Return[4]
Based on net asset value	(1.40)%[5]	(0.31)%	9.28%	14.30%[5]
Ratios to Average Net Assets
Total expenses[6]	5.48%[8]	5.57%	6.44%	11.19%[7,8]
Total expenses after fees waived and/or reimbursed[6]	0.18%[8]	0.18%	0.24%	0.24%[8]
Net investment income[6]	1.30%[8]	1.31%	1.60%	1.05%[8]
Supplemental Data
Net assets, end of period (000)	$25	$28	$30	$29
Portfolio turnover rate	21%	68%	47%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Investments in underlying funds	0.74%	0.64%	0.53%	0.54%
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional would have been 12.47%.
[8]	Annualized.

148

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.04	$12.06	$11.42	$10.00
Net investment income[2]	0.05	0.11	0.13	0.06
Net realized and unrealized gain (loss)	(0.21)	(0.16)	0.88	1.36
Net increase (decrease) from investment operations	(0.16)	(0.05)	1.01	1.42
Distributions:[3]
From net investment income	(0.11)	(0.16)	(0.25)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—
Total distributions	(0.91)	(0.97)	(0.37)	—
Net asset value, end of period	$9.97	$11.04	$12.06	$11.42
Total Return[4]
Based on net asset value	(1.45)%[5]	(0.49)%	8.96%	14.20%[5]
Ratios to Average Net Assets
Total expenses[6]	5.93%[8]	6.07%	6.74%	9.51%[7,8]
Total expenses after fees waived and/or reimbursed[6]	0.43%[8]	0.42%	0.49%	0.49%[8]
Net investment income[6]	0.99%[8]	0.95%	1.08%	0.80%[8]
Supplemental Data
Net assets, end of period (000)	$310	$269	$201	$81
Portfolio turnover rate	21%	68%	47%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Investments in underlying funds	0.74%	0.64%	0.53%	0.54%
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A would have been 10.80%.
[8]	Annualized.

149

Financial Highlights (concluded)

BlackRock LifePath® Smart Beta 2055 Fund (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.00	$12.05	$11.40	$10.00
Net investment income[2]	0.03	0.06	0.12	0.04
Net realized and unrealized gain (loss)	(0.19)	(0.14)	0.86	1.36
Net increase (decrease) from investment operations	(0.16)	(0.08)	0.98	1.40
Distributions:[3]
From net investment income	(0.12)	(0.16)	(0.21)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—
Total distributions	(0.92)	(0.97)	(0.33)	—
Net asset value, end of period	$9.92	$11.00	$12.05	$11.40
Total Return[4]
Based on net asset value	(1.52)%[5]	(0.76)%	8.71%	14.00%[5]
Ratios to Average Net Assets
Total expenses[6]	5.85%[8]	5.94%	7.49%	11.84%[7,8]
Total expenses after fees waived and/or reimbursed[6]	0.67%[8]	0.66%	0.73%	0.73%[8]
Net investment income[6]	0.70%[8]	0.56%	1.07%	0.57%[8]
Supplemental Data
Net assets, end of period (000)	$729	$441	$38	$28
Portfolio turnover rate	21%	68%	47%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Investments in underlying funds	0.74%	0.64%	0.53%	0.54%
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class R would have been 13.12%.
[8]	Annualized.

150

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and

■	Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public

151

personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

152

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about a Fund, please see the SAI.

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Bloomberg Barclays U.S. Aggregate Bond Index — A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — An index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.

Bloomberg Commodity Index — A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Index is composed of futures contracts on physical commodities. The index is designed to minimize concentration in any one commodity or sector.

FTSE EPRA/NAREIT Developed Real Estate U.S. Index — A global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia.

Management Fee — a fee paid to BlackRock for managing a Fund.

MSCI ACWI ex-U.S. IMI Index — The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States.

MSCI EAFE Index — A free-float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.

Russell Indexes — A group of indexes that are widely used to benchmark investment performance. The most common Russell index is the Russell 2000® Index, an index of U.S. small-cap stocks, which measures the performance of the 2,000 smallest U.S. companies in the Russell 3000® Index.

Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of a Fund.

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For More Information

Fund and Service Providers

FUND

BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

Written Correspondence:

P.O. Box 9819

Providence, Rhode Island 02940-8019

Overnight Mail:

4400 Computer Drive

Westborough, Massachusetts 01588

(800) 441-7762

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Additional Information

For more information:

This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of a Fund’s investments. The annual report describes a Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated November 18, 2016, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day.

Call: (800) 441-7762.

Purchases and Redemptions

Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds II

P.O. Box 9819

Providence, Rhode Island 02940-8019

Overnight Mail

BlackRock Funds II

4400 Computer Drive

Westborough, Massachusetts 01588

Internal Wholesalers/Broker Dealer Support

Available on any business day to support investment professionals. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-22061

© BlackRock Advisors, LLC

PRO-LPSB-1116

NOVEMBER 18, 2016

PROSPECTUS

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II  |  Class K Shares

➢	BlackRock LifePath® Smart Beta Retirement Fund

Class K: BIPBX

➢	BlackRock LifePath® Smart Beta 2020 Fund

Class K: BIPCX

➢	BlackRock LifePath® Smart Beta 2025 Fund

Class K: BIPDX

➢	BlackRock LifePath® Smart Beta 2030 Fund

Class K: BIPEX

➢	BlackRock LifePath® Smart Beta 2035 Fund

Class K: BIPGX

➢	BlackRock LifePath® Smart Beta 2040 Fund

Class K: BIPHX

➢	BlackRock LifePath® Smart Beta 2045 Fund

Class K: BIPJX

➢	BlackRock LifePath® Smart Beta 2050 Fund

Class K: BIPKX

➢	BlackRock LifePath® Smart Beta 2055 Fund

Class K: BIPLX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Key Facts About BlackRock LifePath® Smart Beta Retirement Fund	3
	Key Facts About BlackRock LifePath® Smart Beta 2020 Fund	10
	Key Facts About BlackRock LifePath® Smart Beta 2025 Fund	18
	Key Facts About BlackRock LifePath® Smart Beta 2030 Fund	26
	Key Facts About BlackRock LifePath® Smart Beta 2035 Fund	34
	Key Facts About BlackRock LifePath® Smart Beta 2040 Fund	42
	Key Facts About BlackRock LifePath® Smart Beta 2045 Fund	50
	Key Facts About BlackRock LifePath® Smart Beta 2050 Fund	58
	Key Facts About BlackRock LifePath® Smart Beta 2055 Fund	66
	Important Additional Information	73

Details About the Funds	Investment Time Horizons	74
	Which Fund to Consider	75
	A Further Discussion of the Principal Investment Strategies	75
	Investment Risks	77
	Information About Underlying Funds	92

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments
	Details About the Share Class	100
	How to Buy, Sell and Transfer Shares	101
	Funds’ Rights	105
	Short-Term Trading Policy	105

Management of the Funds	Information about BlackRock and the Portfolio Manager
	BlackRock	107
	Portfolio Manager Information	108
	Conflicts of Interest	109
	Valuation of Fund Investments	110
	Dividends, Distributions and Taxes	110

Financial Highlights	Financial Performance of the Funds	112

General Information	Shareholder Documents	121
	Certain Fund Policies	121
	Statement of Additional Information	122

Glossary	Glossary of Investment Terms	123

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock LifePath® Smart Beta Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	1.19%
Acquired Fund Fees and Expenses[2,3]	0.22%
Total Annual Fund Operating Expenses[3]	1.41%
Fee Waivers and/or Expense Reimbursements[4]	(1.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.22%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$288	$574	$1,389

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of such asset allocation target percentages may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

4

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

5

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the

6

securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

7

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between December 31, 2014 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” The Fund’s total returns between November 27, 2012 and December 30, 2014 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “LifePath Active 2015 Portfolio.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2015.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Bloomberg Barclays U.S. Aggregate Bond Index® and the LifePath®Smart Beta Retirement Fund Custom Benchmark. The LifePath®Smart Beta Retirement Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath®Smart Beta Retirement Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath®Smart Beta Retirement Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

Retirement Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.52% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.35% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.65%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta Retirement Fund — Class K Shares
Return Before Taxes	(1.60)%	5.32%	4.36%
Return After Taxes on Distributions	(3.89)%	3.25%	2.86%
Return After Taxes on Distributions and Sale of Shares	(0.19)%	3.65%	3.02%
Bloomberg Barclays U.S. Aggregate Bond Index® (Reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.49%
LifePath® Smart Beta Retirement Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.14)%	5.03%	3.64%
[1]

The LifePath®Smart Beta Retirement Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

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After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	0.87%
Acquired Fund Fees and Expenses[2,3]	0.24%
Total Annual Fund Operating Expenses[3]	1.11%
Fee Waivers and/or Expense Reimbursements[4]	(0.87)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.24%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$266	$527	$1,273

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2020 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds,

11

adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2020, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when

13

regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in

14

the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

■

Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2020.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2020 Fund Custom Benchmark. The LifePath® Smart Beta 2020 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2020 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2020 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2020 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.99% (quarter ended September 30, 2009) and the lowest return for a quarter was –14.54% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.90%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2020 Fund — Class K Shares
Return Before Taxes	(1.51)%	5.77%	4.36%
Return After Taxes on Distributions	(3.63)%	3.82%	2.96%
Return After Taxes on Distributions and Sale of Shares	0.04%	4.10%	3.08%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2020 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.31)%	5.57%	3.69%
[1]

The LifePath® Smart Beta 2020 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

16

differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	0.88%
Acquired Fund Fees and Expenses[2,3]	0.26%
Total Annual Fund Operating Expenses[3]	1.14%
Fee Waivers and/or Expense Reimbursements[4]	(0.88)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.26%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$27	$275	$542	$1,307

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2025 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2025, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

21

instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2025.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2025 Fund Custom Benchmark. The LifePath® Smart Beta 2025 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2025 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2025 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2025 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 13.82% (quarter ended September 30, 2009) and the lowest return for a quarter was –16.35% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.74%.

As of 12/31/15 Average Annual Total Returns	1 Year		5 Years		Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2025 Fund — Class K Shares
Return Before Taxes	(1.80)%		6.20%		4.29%
Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Shares	(4.40 0.16	)% %	4.18 4.42	% %	2.90% 3.04%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%		12.44%		6.10%
LifePath® Smart Beta 2025 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.45)%		6.03%		3.54%
[1]

The LifePath® Smart Beta 2025 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

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differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	0.95%
Acquired Fund Fees and Expenses[2,3]	0.27%
Total Annual Fund Operating Expenses[3]	1.22%
Fee Waivers and/or Expense Reimbursements[4]	(0.95)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.27%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$28	$293	$579	$1,393

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2030 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2030, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

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instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2030.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath®Smart Beta 2030 Fund Custom Benchmark. The LifePath®Smart Beta 2030 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath®Smart Beta 2030 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath®Smart Beta 2030 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2030 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 14.84% (quarter ended June 30, 2009) and the lowest return for a quarter was –18.14% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.76%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2030 Fund — Class K Shares
Return Before Taxes	(1.76)%	6.26%	4.00%
Return After Taxes on Distributions	(4.43)%	4.10%	2.61%
Return After Taxes on Distributions and Sale of Shares	0.46%	4.51%	2.88%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2030 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.61)%	6.40%	3.05%
[1]

The LifePath®Smart Beta 2030 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

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differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	1.03%
Acquired Fund Fees and Expenses[2,3]	0.29%
Total Annual Fund Operating Expenses[3]	1.32%
Fee Waivers and/or Expense Reimbursements[4]	(1.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.29%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$30	$310	$611	$1,468

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2035 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based

35

underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2035, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when

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regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in

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the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2035.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2035 Fund Custom Benchmark. The LifePath® Smart Beta 2035 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2035 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2035 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2035 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.66% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.31% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.81%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2035 Fund — Class K Shares
Return Before Taxes	(2.57)%	6.17%	3.56%
Return After Taxes on Distributions	(4.56)%	4.56%	2.54%
Return After Taxes on Distributions and Sale of Shares	(0.32)%	4.66%	2.67%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2035 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.77)%	6.67%	3.06%
[1]

The LifePath® Smart Beta 2035 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

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differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	1.14%
Acquired Fund Fees and Expenses[2,3]	0.30%
Total Annual Fund Operating Expenses[3]	1.44%
Fee Waivers and/or Expense Reimbursements[4]	(1.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.30%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$31	$313	$617	$1,480

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2040 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2040, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

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instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2040.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath®Smart Beta 2040 Fund Custom Benchmark. The LifePath®Smart Beta 2040 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath®Smart Beta 2040 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath®Smart Beta 2040 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2040 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.19% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 7.11%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2040 Fund — Class K Shares
Return Before Taxes	(2.36)%	6.48%	3.92%
Return After Taxes on Distributions	(4.64)%	4.58%	2.73%
Return After Taxes on Distributions and Sale of Shares	0.35%	4.86%	2.94%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2040 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.96)%	7.00%	3.27%
[1]

The LifePath®Smart Beta 2040 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

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differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	1.46%
Acquired Fund Fees and Expenses[2,3]	0.33%
Total Annual Fund Operating Expenses[3]	1.79%
Fee Waivers and/or Expense Reimbursements[4]	(1.46)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.33%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$34	$323	$633	$1,514

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2045 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2045, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

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instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2045.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2045 Fund Custom Benchmark. The LifePath® Smart Beta 2045 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2045 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2045 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2045 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.63% (quarter ended June 30, 2009) and the lowest return for a quarter was –18.92% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 7.14%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2045 Fund — Class K Shares
Return Before Taxes	(2.45)%	6.84%	4.14%
Return After Taxes on Distributions	(4.59)%	5.31%	3.17%
Return After Taxes on Distributions and Sale of Shares	(0.01)%	5.22%	3.15%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2045 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(2.10)%	7.32%	3.45%
[1]

The LifePath® Smart Beta 2045 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

56

differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	1.53%
Acquired Fund Fees and Expenses[2,3]	0.35%
Total Annual Fund Operating Expenses[3]	1.88%
Fee Waivers and/or Expense Reimbursements[4]	(1.53)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.35%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$36	$329	$644	$1,537

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2050 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2050, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

61

instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2050.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class.

The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath®Smart Beta 2050 Fund Custom Benchmark. The LifePath®Smart Beta 2050 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath®Smart Beta 2050 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath®Smart Beta 2050 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2050 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended September 30, 2009) and the lowest return for a quarter was –20.51% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2016 was 6.92%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Smart Beta 2050 Fund — Class K Shares
Return Before Taxes	(2.36)%	6.96%	3.69%
Return After Taxes on Distributions	(4.33)%	5.33%	2.60%
Return After Taxes on Distributions and Sale of Shares	(0.08)%	5.24%	2.71%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
LifePath® Smart Beta 2050 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(2.12)%	7.62%	3.62%
[1]

The LifePath®Smart Beta 2050 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index®, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index® and Bloomberg Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may

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differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 73 of the prospectus.

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Fund Overview

Key Facts About BlackRock LifePath® Smart Beta 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service Fees	None
Other Expenses[1,3]	4.90%
Acquired Fund Fees and Expenses[2,3]	0.35%
Total Annual Fund Operating Expenses[3]	5.25%
Fee Waivers and/or Expense Reimbursements[4]	(4.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.35%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 107, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% of average daily net assets through February 28, 2027, and (ii) 0.00% of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$36	$329	$644	$1,537

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

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The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath® Smart Beta 2055 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target

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percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund; references to the “Fund” shall mean any one or more of the relevant underlying funds and the Fund, as applicable.

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Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

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Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities

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will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these

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instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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■

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Principal ETF-Specific Risks

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■

Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns prior to November 18, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.” The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2055 Fund Custom Benchmark. The LifePath® Smart Beta 2055 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2055 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2055 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

2055 Fund

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.31% (quarter ended December 31, 2015) and the lowest return for a quarter was –8.52% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 7.26%.

As of 12/31/15 Average Annual Total Returns	1 Year	Since Inception (February 28, 2013)
BlackRock LifePath® Smart Beta 2055 Fund — Class K Shares
Return Before Taxes	(1.99)%	7.34%
Return After Taxes on Distributions	(4.28)%	5.25%
Return After Taxes on Distributions and Sale of Shares	(0.28)%	5.42%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	0.92%	13.28%
LifePath® Smart Beta 2055 Fund Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(2.12)%	6.92%
[1]

The LifePath® Smart Beta 2055 Fund Custom Benchmark reflects the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

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Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

Class K Shares of each Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary (as defined below) that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.

You may purchase or redeem shares of a Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537- 4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.

Tax Information

Different income tax rules apply depending on whether you are invested through a qualified plan exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to Federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund”), the BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund”), the BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund”), the BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund”), the BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund”), the BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund”), the BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund”), the BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund”) and the BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund”) (each a “Fund” and collectively the “Funds”) and your rights as a shareholder.

Investment Time Horizons

The Funds are intended to provide distinct investment programs to meet the different investment objectives, time horizons and risk tolerances of a range of investors. Each Fund is managed for a specific target retirement date (the date included in the name of the Fund), except for the Retirement Fund, which is already in its “retirement phase.” Each of the Funds was created by BlackRock Advisors, LLC (“BlackRock”), the Funds’ manager.

An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Fund investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Fund investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Fund has its own time horizon, which affects the targeted risk level of that Fund and, in turn, its asset allocation.

The allocations for the Retirement Fund reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. The Retirement Fund is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Retirement Fund seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. The withdrawal rate is the rate at which investors can redeem shares from the Fund, which is not necessarily equal to the rate of return of the Fund. There is no guarantee that the performance of the Retirement Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

The investment objective of each Fund is as follows:

■

The Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Retirement Fund will be broadly diversified across global asset classes.

■

Each of the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund and the 2055 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each such Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Fund is a non-fundamental policy of each Fund and may not be changed without 30 days’ prior notice to shareholders.

You should carefully consider the asset allocation and risks of each Fund before deciding whether to invest.

The Funds are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities and fixed income, including money market instruments. To implement the asset allocation strategy, each Fund invests in a combination of underlying funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

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Which Fund to Consider

The first step in choosing which Fund to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of the Funds (except for the Retirement Fund) is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Fund that may be most appropriate for your investment may be as simple as matching your target year with the closest Fund target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 46 years old, you have 19 years before retirement. By adding 19 to the current year, you can define your “target year.” If you expect to retire in the year 2035, as in this example, you may conclude that 2035 Fund is the most appropriate Fund for you.

The investment mix of the Funds gradually shifts from a greater concentration of higher-risk investments (namely, underlying funds that invest primarily in equity securities) to a greater concentration of lower-risk investments (namely, underlying funds that invest primarily in fixed income securities), thereby making the Funds increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Funds’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.

■

The Funds’ time horizons are based on the year in their name, except for the Retirement Fund, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Fund with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Fund with a shorter time horizon. The final choice is yours.

A Further Discussion of the Principal Investment Strategies

Each Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

Each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

The Funds with longer time horizons invest a greater portion of their assets in underlying funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in underlying funds that invest in fixed income, including money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons.

As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the underlying funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, the Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in underlying funds that are money market funds. Rather, because BlackRock believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to underlying funds that are equity and fixed income funds.

In determining the allocation of assets to the underlying funds, BlackRock analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the underlying funds. The allocations are monitored and rebalanced in an effort to maximize expected return for a given level of risk.

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In managing the Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation based on the glide path to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The underlying funds invest in a mix of equity securities and fixed income securities, including money market instruments. Certain underlying funds may follow factor-based investment strategies, and may include single factor and multi-factor strategies.

The underlying funds may include funds that seek exposure to commodities (including commodity indexes). However, a Fund’s exposure to commodities will be limited to 5% of the Fund’s total assets at the time of the investment. Certain underlying funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, and commodities and derivatives, which are subject to additional risks, as described in the “Details About the Funds — Investment Risks” section of this prospectus. The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

BlackRock regularly monitors the allocations of the Funds to ensure that they are consistent with each Fund’s current allocation strategy. The Funds may be brought back to the intended allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

Each Fund is considered “non-diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Funds, this risk is reduced because the underlying funds are themselves generally diversified.

Each Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

Other Strategies

Each Fund may also invest or engage in the following investments/strategies:

■

Money Market Securities — In addition to investing in an underlying money market fund, which may include an affiliated money market fund, each Fund may also invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their normal strategies if they hold these securities pending investments.

■

Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with a Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUNDS

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

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Investment Risks

This section contains a discussion of the general risks of investing in a Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

By owning shares of underlying funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities of U.S. and non-U.S. companies, including small and medium sized companies. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in each Fund are set forth in the relevant Fund’s section of this Prospectus. In the following discussion, references to the “Fund” shall mean any one or more of the relevant underlying funds and the Funds, as applicable.

Principal Risks of Investing in the Funds or the Underlying Funds:

■

Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

■

Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Fund. If an underlying fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time and price.

■

Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

■

Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

■

Concentration Risk — Certain Funds may concentrate in a specific industry. A Fund’s strategy of concentrating in a specific industry’s companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

■

Counterparty Risk — The counterparty to an over-the-counter derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

■

Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

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Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (“IRS”).

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives. In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps – Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Credit Default Swaps – Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund, the underlying funds and/or ETFs. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

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Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Indexed and Inverse Securities – Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Futures – Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Contracts for Difference – Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Commodity-Linked Derivatives – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at

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any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-Linked Notes – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

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Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

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Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity

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securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

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Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

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Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.

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Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

■	Inflation Indexed Bonds Risk — The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation- indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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Investments in Mutual Funds and ETFs Risk — The Fund will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

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One underlying fund may buy the same securities that another underlying fund sells. In addition, the Fund may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Fund. Certain of the underlying funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

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Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to

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portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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“New Issues” Risk — “New Issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

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Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

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Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:

—	Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.

—	Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.

—	Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

—	Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems non-investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.

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—	Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for non-investment grade securities by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

—	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

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REIT Investment Risk — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name, if applicable; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

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Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

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The securities of small cap and emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap and emerging growth securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

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Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

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U.S. Companies that Generate Revenue Abroad Risk — Many U.S. companies in which the Fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

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U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

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Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Investment in a Particular Geographic Region or Country Risk

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Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

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Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

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Europe — Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect the Fund’s European investments.

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India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the “FIPB”) and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

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Japan — There are special risks associated with investments in Japan. Because the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with foreign securities, which are discussed above.

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Latin America — The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies

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in certain industries. No assurance can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

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Russia — Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact the Fund.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Investments in a Particular Market Segment

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Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumer’s disposable income and consumer preferences, fads and marketing campaigns.

■	Consumer Staples Sector Risk — The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

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Energy and Natural Resources Risk — The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

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Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

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The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Health Sciences and Healthcare Companies Risk — The Fund’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

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Industrials Sector Risk — The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

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Information Technology Sector Risk — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

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Science and Technology Risk — The Fund’s investments in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

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Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.

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Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

ETF-Specific Risk

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Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the

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index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

The Funds may also be subject to certain other risks associated with its investments and investment strategies, including:

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Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Information About Underlying Funds

Description of Underlying Funds

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs. Each Fund may invest in any of the underlying funds. Underlying funds may include open-end funds that are managed by the Funds’ portfolio managers. The following tables set forth (i) the names of the underlying funds, and (ii) brief descriptions of the underlying funds’ investment objectives and principal investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock without notice to shareholders. In addition, the investment objective and principal investment strategies of each underlying fund are subject to change without notice to shareholders.

Prospectuses for the open-end funds can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 441-7762. Prospectuses for the ETFs can be accessed at www.iShares.com or obtained by calling (800) 474-2737.

Equity Funds

Fund Name	Investment Objective and Principal Investment Strategies

Large Cap Index Master Portfolio

The investment objective of Large Cap Index Master Portfolio (the “Master Portfolio”) is to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of Master Portfolio expenses.

Large Cap Index Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Russell 1000. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated; the size of the Master Portfolio’s investment portfolio; and the timing, frequency and size of interestholder purchases and withdrawals.

The Master Portfolio will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. This is a non-fundamental policy of the Master Portfolio and may not be changed without 60 days’ prior notice to interestholders. The Master Portfolio may change its target index if Master Portfolio management believes a different index would better enable the Master Portfolio to match the performance of the market segment represented by the current index.

The Master Portfolio may invest in all stocks in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. For example, if 2% of the Russell 1000 is made up of the stock of a particular company, the Master Portfolio will normally invest approximately 2% of its assets in that company. This strategy is known as “full replication.” However, when Master Portfolio management believes it would be cost efficient, Master Portfolio management is authorized to deviate from full replication and to invest instead in a statistically selected sample of the stocks in the Russell 1000 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the Russell 1000 as a whole, but which involves less transaction cost than would be incurred through full replication. The Master Portfolio also may engage in futures transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. Master Portfolio management may also purchase stocks not included in the Russell 1000 when it believes that it would be a cost efficient way of approximating the Russell 1000’s performance to do so. Master Portfolio management may omit or remove a security which is included in an index from the portfolio of the Master Portfolio if, following objective criteria, Master Portfolio management judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. If Master Portfolio management uses these techniques, the Master Portfolio may not track the Russell 1000 as closely as it would if it were fully replicating the Russell 1000.

The Master Portfolio may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Master Portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

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Equity Funds (continued)

Fund Name	Investment Objective and Principal Investment Strategies
Master Small Cap Index Series

The investment objective of Small Cap Index Series (the “Series”) is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Series expenses.

The Series will not attempt to buy or sell securities based on the economic, financial or market analysis of the Manager, but will instead employ a “passive” investment approach. This means that the Manager will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 before deduction of expenses. The Series will buy or sell securities only when the Manager believes it is necessary to do so in order to match the performance of the Russell 2000. Accordingly, it is anticipated that the Series’ portfolio turnover and trading costs will be lower than those of an “actively” managed fund. However, the Series has operating and other expenses, while an index does not. Therefore, the Series may tend to underperform its target index to some degree over time.

The Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. This policy is a non-fundamental policy of the Series and may not be changed without 60 days’ prior notice to interestholders. The Series may change its target index if the Manager believes a different index would better enable the Series to match the performance of the market segment represented by the current index and, accordingly, the investment objective of the Series may be changed without interestholder approval.

Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Series might invest in a statistically selected sample of the stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000 based on the Manager’s optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with fewer transaction costs than would be incurred through full replication. The Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Fixed Income Fund

Fund Name	Investment Objective and Principal Investment Strategies

U.S. Total Bond Index Master Portfolio

U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays U.S. Aggregate Index”).

Under normal circumstances, at least 90% of the value of U.S. Total Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Bloomberg Barclays U.S. Aggregate Index, which, for the Master Portfolio, are considered bonds. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Bloomberg Barclays U.S. Aggregate Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated, the size of the Master Portfolio’s investment portfolio, and the timing, frequency and size of purchases of interests and withdrawals.

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Fixed Income Fund (continued)

Fund Name	Investment Objective and Principal Investment Strategies
U.S. Total Bond Index Master Portfolio (continued)

The Master Portfolio utilizes sampling techniques that are designed to allow the Master Portfolio to duplicate substantially the investment performance of the Bloomberg Barclays U.S. Aggregate Index. However, the Master Portfolio is not expected to track the Bloomberg Barclays U.S. Aggregate Index with the same degree of accuracy that complete replication of the Bloomberg Barclays U.S. Aggregate Index would provide. No attempt is made to manage the Master Portfolio using economic, financial or market analysis. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Master Portfolio tracks.

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Master Portfolio may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

ETFs

BlackRock Fund Advisors (“BFA”), an affiliate of BlackRock, is each ETF’s investment adviser. BFA utilizes either a “passive” or active investment approach to try to achieve an ETF’s investment objective.

Passively Managed ETFs

Unlike many investment companies, a passively managed ETF does not try to “beat” the index it seeks to track (the “Underlying Index”) and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

For some ETFs, BFA may invest in all securities included in the Underlying Index in roughly the same proportions as each security is weighted in such Underlying Index in an indexing strategy known as “full replication.” For other ETFs, BFA uses a representative sampling indexing strategy to manage the ETFs. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The ETF may or may not hold all of the securities in the Underlying Index. ETFs that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

Actively Managed ETFs

Unlike passively managed ETFs, actively managed ETFs do not seek to replicate the performance of a specified index. Accordingly, BFA has discretion on a daily basis to manage an ETF’s portfolio in accordance with its investment objective. Actively managed ETFs may have a higher degree of portfolio turnover than ETFs that are passively managed.

Equity ETFs

Fund Name	Investment Objective and Principal Investment Strategies

iShares Core MSCI Total International Stock ETF	The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.

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Equity ETFs (continued)

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Total International Stock ETF (continued)	The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of June 30, 2015, the Underlying Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom. As of June 30, 2015, the Underlying Index was comprised of 6,129 securities. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.
iShares Edge MSCI Min Vol EAFE ETF

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of international equity securities that in the aggregate have lower relative volatility. The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine weights for securities in the index that seeks to minimize total risk of the MSCI EAFE Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI EAFE Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of June 30, 2015, consisted of the following 18 developed market country indexes or regions: Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Min Vol USA ETF

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

The Fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that, in the aggregate, have lower volatility relative to the broader U.S. equity market. The Underlying Index begins with the MSCI USA Index, which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the index in USD and determine weights for securities in the index that seeks to minimize total risk of the MSCI USA Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI USA Index whilst subjected to established minimum and maximum weightings of index constituents, countries, sectors and risk indices including momentum, value, size, size nonlinearity, growth, liquidity and financial leverage. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

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Equity ETFs (continued)

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Multifactor Intl ETF

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI World ex USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI World ex USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

MSCI, in selecting equity securities from the Parent Index, which is comprised of large- and mid-capitalization stocks, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 217 companies from the following countries or regions: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- and mid-capitalization companies and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries/countries, are likely to change over time.

iShares Edge MSCI Multifactor USA ETF

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 137 companies from the United States. The Underlying Index may include large- and mid-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor USA Small-Cap ETF	The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints.

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Equity ETFs (continued)
Fund Name	Investment Objective and Principal Investment Strategies
iShares Edge MSCI Multifactor USA Small-Cap ETF (continued)

The Fund seeks to track the investment results of the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Small Cap Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors. Small capitalization companies, as calculated by MSCI, represent the bottom 14% of the free floated-adjusted market capitalization in the U.S. securities market, as determined by MSCI.

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 586 companies from the United States. The Underlying Index includes small-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Global REIT ETF

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets.

The Fund seeks to track the investment results of the FTSE EPRA/NAREIT Global REITs Index (the “Underlying Index”), which is designed to track the performance of publicly-listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets. The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of March 31, 2015, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Belgium, Canada, China, France, Germany, Greece, Hong Kong, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Singapore, South Africa, Spain, Turkey, the United Arab Emirates, the United Kingdom and the United States. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fixed Income ETFs

Fund Name	Investment Objective and Principal Investment Strategies

iShares 20+ Year Treasury Bond ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The Fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than twenty years. As of December 31, 2015, there were 33 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on April 1, 2016, the Fund tracked the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index.

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Equity ETFs (continued)

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge U.S. Fixed Income Balanced Risk ETF

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks total return and preservation of capital.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated investment-grade and high-yield fixed-income securities. The Fund primarily invests in fixed-rate securities of varying maturities, such as corporate bonds, including U.S. dollar-denominated securities of foreign issuers, U.S. Treasuries, privately-issued securities, and mortgage-backed securities. The Fund may enter into to-be-announced transactions on a regular basis with respect to the percentage of the portfolio (if any) that consists of mortgage-pass through securities. The Fund may also invest in other exchange-traded funds (“ETFs”) (including other iShares funds), short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Fund may invest, without limitation, in high-yield securities rated CCC or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, Inc., or, if unrated, determined by BFA to be of comparable quality (commonly known to investors as “junk bonds”).

The Fund seeks to balance interest rate and credit spread risk by investing in a portfolio of fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk, which are measured by BFA as the volatility of returns of a security associated with changes in the security’s credit spread or changes in interest rates. The Fund will adjust the allocation among its underlying securities in an effort to achieve a target credit spread risk and interest rate risk for the Fund’s portfolio. When necessary to balance the Fund’s exposure to interest rate risk against its exposure to credit spread risk, the Fund may take short or long positions in U.S. Treasury futures and short positions in U.S. Treasury securities through transactions in interest rate swaps. BFA will determine the aggregate credit spread risk and interest rate risk of the Fund’s portfolio.

The Fund may also invest in other interest rate futures contracts, including, but not limited to, Eurodollar and Federal Funds futures. The Fund’s short positions in U.S. Treasury futures are not intended to mitigate credit spread risk or other factors influencing the price of non-government bonds, which may have a greater impact than interest rates.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

iShares TIPS Bond ETF

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds.

The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

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Money Market Fund

Fund Name	Investment Objective and Principal Investment Strategies
T-Fund

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

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Account Information

Details About the Share Class

Each Fund currently offers multiple share classes (Class K Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Class K Shares.

Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of Class K Shares of the Funds.

Class K Shares at a Glance
Class K Shares
Availability	Available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.
Minimum Investment	There is no minimum initial investment requirement for any Employer-Sponsored Retirement Plans or any other eligible investors other than Institutional Investors. $5 million minimum initial investment for Institutional Investors. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

The Fund reserves the right to modify or waive the above-stated policies at any time.

When Class K Shares are purchased through a customer’s account in an Employer-Sponsored Retirement Plan through procedures established by the Employer-Sponsored Retirement Plan, confirmation of share purchases and redemptions will be sent to the Employer-Sponsored Retirement Plan. A customer’s ownership of shares will be recorded by the Employer-Sponsored Retirement Plan and reflected in the account statements provided by the Employer-Sponsored Retirement Plan to its participants.

If you purchased your shares through an Employer-Sponsored Retirement Plan and you transfer your investment from an Employer-Sponsored Retirement Plan to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Fund, you must liquidate your investment in Class K Shares of the Fund and purchase a share class of the Fund or another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.

For investors not purchasing shares through an Employer-Sponsored Retirement Plan, please see below for information on how to buy, sell and transfer shares.

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How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another mutual fund sponsored and advised by BlackRock or its affiliates) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment

There is no minimum initial investment for any Employer-Sponsored Retirement Plans or any other investors other than Institutional Investors.

For Institutional Investors, there is a $5 million minimum initial investment for all accounts.

Have your Financial Intermediary submit your purchase order

The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	For investors not purchasing shares through an Employer-Sponsored Retirement Plan, to purchase shares directly from BlackRock, call (800) 537-4942 and request a new account application.
Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary or Employer-Sponsored Retirement Plan.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock)

For investors not purchasing shares through an Employer-Sponsored Retirement Plan:

Purchase by Telephone: Call the Fund at (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942 (for investors who are not purchasing shares through an Employer-Sponsored Retirement Plan) or contact your Financial Intermediary.
How to Pay for Shares	Making payment for purchases

If you are purchasing shares through an Employer-Sponsored Retirement Plan, payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

If you are not purchasing shares through an Employer-Sponsored Retirement Plan, payment for shares must normally be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order

If you purchased shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved, and customers should consult their Financial Intermediary in this regard. Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.

The price of Class K Shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Certain Financial Intermediaries may charge a fee to process a redemption of shares.

The Fund may reject an order to sell shares under certain circumstances.

If you did not purchase your shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. (Eastern time)). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. The Fund may reject an order to sell shares under certain circumstances.

Selling shares held directly with BlackRock

Methods of Redeeming if You Did Not Purchase Your Shares Through an Employer-Sponsored Retirement Plan

Redeem by Telephone: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. Under certain circumstances, a medallion signature guarantee will be required.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

Payment of Redemption Proceeds

Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Class K Shares is imposed by the Fund.

You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary

You may transfer your Class K Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

Please contact your Financial Intermediary to accomplish the transfer of shares.

	Transfer to a non-participating Financial Intermediary	You must either: • Transfer your Class K Shares to an account with the Fund; or • Sell your Class K Shares. Please contact your Financial Intermediary to accomplish the transfer of shares.

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Additional Purchase and Redemption Information Applicable to the Funds if You Are Not Purchasing Shares Through an Employer-Sponsored Retirement Plan

If you are not purchasing shares through an Employer-Sponsored Retirement Plan, the Fund may authorize one or more banks, savings and loan associations and other financial institutions (each a “Service Organization”) to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own deadlines for the receipt of the purchase or redemption order that may be earlier than those stated in the prospectus. The Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

Funds’ Rights

Each Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

■

Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.

Each Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the

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policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of the Trust. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $5.117 trillion in investment company and other portfolio assets under management as of September 30, 2016.

BlackRock will not receive any management fees from the Funds for its investment advisory services.

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any), of Class K Shares of certain Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Funds, BlackRock has contractually (fixed-term and perpetually) agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
Retirement Fund
Class K	0.00%	1.00%
2020 Fund
Class K	0.00%	1.00%
2025 Fund
Class K	0.00%	1.00%
2030 Fund
Class K	0.00%	1.00%
2035 Fund
Class K	0.00%	1.00%
2040 Fund
Class K	0.00%	1.00%
2045 Fund
Class K	0.00%	1.00%
2050 Fund
Class K	0.00%	1.00%
2055 Fund
Class K	0.00%	1.00%

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*     As a percentage of average daily net assets.

[1]     The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

[2]     The contractual caps are in effect through February 28, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to the contractual agreements described above, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets and (2) BlackRock or an affiliate serves as the Fund’s manager or administrator.

As stated above, the waivers and reimbursements described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Funds incur Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of their portfolios. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.

A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock is included in the Funds’ annual shareholder report for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for each Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Manager Information

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are jointly and primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Ked Hogan, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2009; Member of Global Market Strategies Group and Scientific Active Equity Group; various positions with Barclays Global Investors from 1997 to 2009.

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Portfolio Manager	Primary Role	Since	Title and Recent Biography
Andrew Ang, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2015; Professor of Finance at Columbia Business School from 1999 to 2015.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Valuation of Fund Investments

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price, or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Shares of underlying open-end funds are valued at net asset value.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies, and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

A Fund may accept orders from certain authorized Financial Intermediaries or their designees. A Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

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Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

The Funds expect to be eligible to pass through to you certain foreign income taxes (including withholding taxes) paid by underlying funds and tax-exempt interest earned by underlying funds. Short-term capital gain earned by an underlying fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses. The Funds may in some circumstances be required to defer perhaps indefinitely their recognition of losses from redemptions from underlying funds under the wash sale rules.

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code, if you are invested through such a plan, you will not be taxed on dividends paid by a Fund or on the proceeds of a redemption or an exchange of shares of the Fund, provided the shares are not debt-financed property to the plan.

If you are not invested through such a plan, you will generally pay tax on dividends from a Fund whether you receive them in cash or additional shares. In addition, if you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by a Fund, including dividends received from U.S. corporations and qualifying foreign corporations, and long-term capital gains, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. In the case of individuals, the reduced tax rate is a maximum rate of 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain or qualified dividend income. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rates.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates. However, net investment income does not include distributions from qualified plans exempt from tax under Section 401(a) of the Internal Revenue Code.

By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by a Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. accounts and U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

111

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2014 and 2015 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for the fiscal periods prior to October 31, 2014 were audited by another independent accounting firm. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Funds’ Semi-Annual Report, which is available upon request.

BlackRock LifePath® Smart Beta Retirement Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.34	$11.42	$10.72	$10.37	$10.12
Net investment income[2]	0.13	0.19	0.25	0.26	0.30	0.27
Net realized and unrealized gain (loss)	(0.07)	(0.20)	0.47	0.88	0.70	0.19
Net increase (decrease) from investment operations	0.06	(0.01)	0.72	1.14	1.00	0.46
Distributions:[3]
From net investment income	(0.30)	(0.40)	(0.28)	(0.18)	(0.32)	(0.21)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—
Total distributions	(0.72)	(0.98)	(0.80)	(0.44)	(0.65)	(0.21)
Net asset value, end of period	$9.69	$10.35	$11.34	$11.42	$10.72	$10.37
Total Return[4]
Based on net asset value	0.69%[5]	(0.13)%	6.74%	11.03%	10.31%	4.56%[6]
Ratios to Average Net Assets
Total expenses[7]	1.28%[8]	1.29%	0.92%	1.30%	1.50%	1.51%
Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.12%	0.20%	0.28%	0.27%
Net investment income[7]	2.70%[8]	1.75%	2.26%	2.45%	2.88%	2.61%
Supplemental Data
Net assets, end of year (000)	$769	$752	$608	$521	$139	$96
Portfolio turnover rate	30%	41%	42%	97%	87%	112%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%	0.43%
[8]	Annualized.

112

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2020 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.46	$11.25	$11.48	$10.57	$10.16	$9.90
Net investment income[2]	0.11	0.17	0.22	0.26	0.28	0.25
Net realized and unrealized gain (loss)	(0.08)	(0.16)	0.54	1.08	0.71	0.22
Net increase (decrease) from investment operations	0.03	0.01	0.76	1.34	0.99	0.47
Distributions:[3]
From net investment income	(0.23)	(0.32)	(0.33)	(0.17)	(0.29)	(0.21)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	—
Total distributions	(0.73)	(0.80)	(0.99)	(0.43)	(0.58)	(0.21)
Net asset value, end of period	$9.76	$10.46	$11.25	$11.48	$10.57	$10.16
Total Return[4]
Based on net asset value	0.35%[5]	0.11%	7.04%	13.16%	10.41%	4.78%[6]
Ratios to Average Net Assets
Total expenses[7]	0.94%[8]	0.75%	0.80%	1.09%	1.25%	1.26%
Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.11%	0.18%	0.27%	0.25%
Net investment income[7]	2.24%[8]	1.61%	2.01%	2.43%	2.75%	2.40%
Supplemental Data
Net assets, end of year (000)	$1,346	$1,585	$1,396	$946	$594	$326
Portfolio turnover rate	26%	45%	41%	91%	68%	138%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.58%	0.54%	0.46%	0.34%	0.36%	0.47%
[8]	Annualized.

113

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2025 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.59	$11.53	$11.28	$10.16	$9.95	$9.66
Net investment income[2]	0.10	0.15	0.22	0.23	0.25	0.22
Net realized and unrealized gain (loss)	(0.12)	(0.15)	0.66	1.24	0.70	0.27
Net increase (decrease) from investment operations	(0.02)	0.00	0.88	1.47	0.95	0.49
Distributions:[3]
From net investment income	(0.20)	(0.33)	(0.26)	(0.16)	(0.27)	(0.20)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	—
Total distributions	(0.93)	(0.94)	(0.63)	(0.35)	(0.74)	(0.20)
Net asset value, end of period	$9.64	$10.59	$11.53	$11.28	$10.16	$9.95
Total Return[4]
Based on net asset value	(0.15)%[5]	(0.06)%	8.14%	14.99%	10.38%	5.05%[6]
Ratios to Average Net Assets
Total expenses[7]	1.00%[8]	0.84%	0.88%	1.21%	1.60%	1.64%
Total expenses after fees waived and/or reimbursed[7]	0.09%[8]	0.07%	0.12%	0.18%	0.25%	0.23%
Net investment income[7]	2.06%[8]	1.36%	1.94%	2.19%	2.57%	2.14%
Supplemental Data
Net assets, end of year (000)	$1,808	$1,860	$570	$478	$184	$116
Portfolio turnover rate	28%	57%	49%	83%	76%	119%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.59%	0.47%	0.37%	0.38%	0.49%
[8]	Annualized.

114

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2030 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$11.05	$11.19	$9.96	$9.76	$9.43
Net investment income[2]	0.08	0.14	0.20	0.21	0.22	0.17
Net realized and unrealized gain (loss)	(0.14)	(0.13)	0.63	1.40	0.71	0.31
Net increase (decrease) from investment operations	(0.06)	0.01	0.83	1.61	0.93	0.48
Distributions:[3]
From net investment income	(0.20)	(0.26)	(0.29)	(0.16)	(0.23)	(0.15)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	—
Total distributions	(0.97)	(0.88)	(0.97)	(0.38)	(0.73)	(0.15)
Net asset value, end of period	$9.15	$10.18	$11.05	$11.19	$9.96	$9.76
Total Return[4]
Based on net asset value	(0.55)%[5]	0.07%	7.80%	16.80%	10.24%	5.04%[6]
Ratios to Average Net Assets
Total expenses[7]	1.02%[8]	0.85%	0.83%	1.09%	1.22%	1.21%
Total expenses after fees waived and/or reimbursed[7]	0.08%[8]	0.07%	0.12%	0.16%	0.22%	0.20%
Net investment income[7]	1.84%[8]	1.37%	1.80%	2.08%	2.30%	1.74%
Supplemental Data
Net assets, end of year (000)	$2,000	$1,751	$1,143	$1,021	$432	$355
Portfolio turnover rate	27%	67%	66%	92%	73%	117%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.61%	0.50%	0.42%	0.45%	0.54%
[8]	Annualized.

115

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2035 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.27	$11.35	$10.07	$9.46	$9.13
Net investment income[2]	0.08	0.14	0.19	0.20	0.18	0.12
Net realized and unrealized gain (loss)	(0.17)	(0.22)	0.70	1.54	0.77	0.31
Net increase (decrease) from investment operations	(0.09)	(0.08)	0.89	1.74	0.95	0.43
Distributions:[3]
From net investment income	(0.19)	(0.21)	(0.24)	(0.22)	(0.16)	(0.10)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	—
Total distributions	(0.76)	(0.70)	(0.97)	(0.46)	(0.34)	(0.10)
Net asset value, end of period	$9.64	$10.49	$11.27	$11.35	$10.07	$9.46
Total Return[4]
Based on net asset value	(0.89)%[5]	(0.80)%	8.27%	18.01%	10.45%	4.73%[6]
Ratios to Average Net Assets
Total expenses[7]	1.18%[8]	0.99%	1.09%	1.70%	1.98%	1.84%
Total expenses after fees waived and/or reimbursed[7]	0.08%[8]	0.07%	0.12%	0.15%	0.18%	0.17%
Net investment income[7]	1.68%[8]	1.29%	1.74%	1.93%	1.87%	1.23%
Supplemental Data
Net assets, end of year (000)	$1,558	$1,327	$878	$719	$234	$207
Portfolio turnover rate	28%	75%	61%	104%	76%	94%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.72%	0.64%	0.50%	0.46%	0.54%	0.60%
[8]	Annualized.

116

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2040 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$11.53	$11.48	$9.96	$9.60	$9.25
Net investment income[2]	0.07	0.14	0.18	0.24	0.18	0.13
Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.77	1.64	0.72	0.33
Net increase (decrease) from investment operations	(0.12)	(0.04)	0.95	1.88	0.90	0.46
Distributions:[3]
From net investment income	(0.20)	(0.24)	(0.25)	(0.20)	(0.15)	(0.11)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	—
Total distributions	(0.96)	(1.04)	(0.90)	(0.36)	(0.54)	(0.11)
Net asset value, end of period	$9.37	$10.45	$11.53	$11.48	$9.96	$9.60
Total Return[4]
Based on net asset value	(1.14)%[5]	(0.51)%	8.66%	19.49%	10.01%	4.95%[6]
Ratios to Average Net Assets
Total expenses[7]	1.27%[8]	0.97%	1.01%	1.46%	1.68%	1.78%
Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.12%	0.15%	0.18%	0.17%
Net investment income[7]	1.56%[8]	1.33%	1.61%	2.21%	1.81%	1.31%
Supplemental Data
Net assets, end of year (000)	$1,326	$1,162	$847	$468	$401	$224
Portfolio turnover rate	29%	93%	57%	102%	68%	99%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.77%	0.69%	0.54%	0.48%	0.51%	0.63%
[8]	Annualized.

117

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2045 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.37	$12.27	$12.16	$10.38	$9.68	$9.32
Net investment income[2]	0.07	0.17	0.20	0.22	0.18	0.12
Net realized and unrealized gain (loss)	(0.21)	(0.23)	0.78	1.89	0.82	0.36
Net increase (decrease) from investment operations	(0.14)	(0.06)	0.98	2.11	1.00	0.48
Distributions:[3]
From net investment income	(0.20)	(0.23)	(0.25)	(0.22)	(0.14)	(0.12)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	—
Total distributions	(0.93)	(0.84)	(0.87)	(0.33)	(0.30)	(0.12)
Net asset value, end of period	$10.30	$11.37	$12.27	$12.16	$10.38	$9.68
Total Return[4]
Based on net asset value	(1.26)%[5]	(0.57)%	8.38%	20.92%	10.76%	5.10%[6]
Ratios to Average Net Assets
Total expenses[7]	1.60%[8]	1.38%	1.60%	2.42%	3.17%	4.10%
Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.12%	0.14%	0.20%	0.17%
Net investment income[7]	1.35%[8]	1.48%	1.65%	1.95%	1.82%	1.19%
Supplemental Data
Net assets, end of year (000)	$898	$691	$589	$404	$222	$133
Portfolio turnover rate	25%	80%	72%	101%	103%	82%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.74%	0.67%	0.54%	0.51%	0.49%	0.60%
[8]	Annualized.

118

Financial Highlights (continued)

BlackRock LifePath® Smart Beta 2050 Fund

	Class K1
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.54	$11.32	$11.12	$9.45	$9.08	$8.79
Net investment income[2]	0.06	0.16	0.17	0.18	0.17	0.11
Net realized and unrealized gain (loss)	(0.20)	(0.20)	0.77	1.83	0.70	0.32
Net increase (decrease) from investment operations	(0.14)	(0.04)	0.94	2.01	0.87	0.43
Distributions:[3]
From net investment income	(0.17)	(0.20)	(0.22)	(0.20)	(0.14)	(0.11)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)
Total distributions	(0.79)	(0.74)	(0.74)	(0.34)	(0.50)	(0.14)
Net asset value, end of period	$9.61	$10.54	$11.32	$11.12	$9.45	$9.08
Total Return[4]
Based on net asset value	(1.36)%[5]	(0.44)%	8.76%	21.94%	10.20%	4.91%[6]
Ratios to Average Net Assets
Total expenses[7]	1.63%[8]	1.40%	1.73%	2.82%	3.86%	4.00%
Total expenses after fees waived and/or reimbursed[7]	0.07%[8]	0.07%	0.13%	0.13%	0.18%	0.17%
Net investment income[7]	1.34%[8]	1.44%	1.55%	1.76%	1.88%	1.21%
Supplemental Data
Net assets, end of year (000)	$841	$669	$551	$344	$137	$76
Portfolio turnover rate	27%	77%	68%	93%	81%	96%
[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	0.75%	0.66%	0.50%	0.54%	0.53%	0.60%
[8]	Annualized.

119

Financial Highlights (concluded)

BlackRock LifePath® Smart Beta 2055 Fund

	Class K
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.10	$12.12	$11.44	$10.00
Net investment income[2]	0.07	0.16	0.20	0.08
Net realized and unrealized gain (loss)	(0.21)	(0.17)	0.87	1.36
Net increase (decrease) from investment operations	(0.14)	(0.01)	1.07	1.44
Distributions:[3]
From net investment income	(0.15)	(0.20)	(0.27)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—
Total distributions	(0.95)	(1.01)	(0.39)	—
Net asset value, end of period	$10.01	$11.10	$12.12	$11.44
Total Return[4]
Based on net asset value	(1.28)%[5]	(0.20)%	9.46%	14.40%[5]
Ratios to Average Net Assets
Total expenses[6]	5.17%[8]	5.40%	6.05%	10.80%[7,8]
Total expenses after fees waived and/or reimbursed[6]	0.07%[8]	0.07%	0.14%	0.14%[8]
Net investment income[6]	1.39%[8]	1.41%	1.70%	1.16%[8]
Supplemental Data
Net assets, end of period (000)	$2,115	$2,243	$2,333	$2,203
Portfolio turnover rate	21%	68%	47%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
		2015	2014
Investments in underlying funds	0.74%	0.64%	0.53%	0.54%
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K would have been 12.08%.
[8]	Annualized.

120

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and

■	Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public

121

personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

122

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about a Fund, please see the SAI.

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Bloomberg Barclays U.S. Aggregate Bond Index — A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — An index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.

Bloomberg Commodity Index — A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Index is composed of futures contracts on physical commodities. The index is designed to minimize concentration in any one commodity or sector.

FTSE EPRA/NAREIT Developed Real Estate U.S. Index — A global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia.

Management Fee — a fee paid to BlackRock for managing a Fund.

MSCI ACWI ex-U.S. IMI Index — The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States.

MSCI EAFE Index — A free-float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.

Russell Indexes — A group of indexes that are widely used to benchmark investment performance. The most common Russell index is the Russell 2000® Index, an index of U.S. small-cap stocks, which measures the performance of the 2,000 smallest U.S. companies in the Russell 3000® Index.

Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of a Fund.

123

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For More Information

Fund and Service Providers

FUND

BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

Written Correspondence:

P.O. Box 9819

Providence, Rhode Island 02940-8019

Overnight Mail:

4400 Computer Drive

Westborough, Massachusetts 01588

(800) 537-4942

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Additional Information

For more information:

This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of a Fund’s investments. The annual report describes a Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated November 18, 2016, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.

Purchases and Redemptions

Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds II

P.O. Box 9819

Providence, Rhode Island 02940-8019

Overnight Mail

BlackRock Funds II

4400 Computer Drive

Westborough, Massachusetts 01588

Internal Wholesalers/Broker Dealer Support

Available on any business day to support investment professionals. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-22061

© BlackRock Advisors, LLC

PRO-LPSB-K-1116

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK FUNDS II

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7762

This Statement of Additional Information of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund and BlackRock LifePath® Smart Beta 2055 Fund (collectively, the “Funds” and each, a “Fund”), each a series of BlackRock Funds II (the “Trust”) is not a prospectus and should be read in conjunction with the Prospectuses of the Funds, dated November 18, 2016, as they may be amended or supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”), which have been filed with the Securities and Exchange Commission (the “Commission” or the “SEC”) and can be obtained, without charge, by calling 1-800-441-7762 or by writing to the Funds at the above address. The Prospectuses are incorporated by reference into this Statement of Additional Information, and Part I of this Statement of Additional Information and the portions of Part II of this Statement of Additional Information that relate to the Funds have been incorporated by reference into the Funds’ Prospectuses. The portions of Part II of this Statement of Additional Information that do not relate to the Funds do not form a part of the Funds’ Statement of Additional Information, have not been incorporated by reference into the Funds’ Prospectuses and should not be relied upon by investors in the Funds. The audited financial statements of each Fund are incorporated into this Statement of Additional Information by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2015 (the “Annual Report”) and each Fund’s unaudited financial statements for the semi-annual period ended April 30, 2016 are incorporated into this Statement of Additional Information by reference to the Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2016 (the “Semi-Annual Report”). You may request a copy of the Annual Report or Semi-Annual Report at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time on any business day.

References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the Commission, Commission staff or other authority.

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

Class	BlackRock LifePath® Smart Beta Retirement Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2020 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2025 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2030 Fund Ticker Symbol

Investor A Shares	BAPBX	BAPCX	BAPDX	BAPEX

Institutional Shares	BLAIX	BLBIX	BLCIX	BLEIX

Class R Shares	BRPBX	BRPCX	BRPDX	BRPEX

Class K Shares	BIPBX	BIPCX	BIPDX	BIPEX

Class	BlackRock LifePath® Smart Beta 2035 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2040 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2045 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2050 Fund Ticker Symbol	BlackRock LifePath® Smart Beta 2055 Fund Ticker Symbol

Investor A Shares	BAPGX	BAPHX	BAPJX	BAPKX	BAPLX

Institutional Shares	BLGIX	BLHIX	BLJIX	BLKIX	BLLIX

Class R Shares	BRPGX	BRPHX	BRPJX	BRPKX	BRPLX

Class K Shares	BIPGX	BIPHX	BIPJX	BIPKX	BIPLX

The date of this Statement of Additional Information is November 18, 2016.

PART I: INFORMATION ABOUT THE FUNDS

Part I of this Statement of Additional Information (“SAI”) sets forth information about BlackRock LifePath® Smart Beta Retirement Fund (“Retirement Fund”), BlackRock LifePath® Smart Beta 2020 Fund (“2020 Fund”), BlackRock LifePath® Smart Beta 2025 Fund (“2025 Fund”), BlackRock LifePath® Smart Beta 2030 Fund (“2030 Fund”), BlackRock LifePath® Smart Beta 2035 Fund (“2035 Fund”), BlackRock LifePath® Smart Beta 2040 Fund (“2040 Fund”), BlackRock LifePath® Smart Beta 2045 Fund (“2045 Fund”), BlackRock LifePath® Smart Beta 2050 Fund (“2050 Fund”) and BlackRock LifePath® Smart Beta 2055 Fund (“2055 Fund”) (collectively, the “Funds” and each, a “Fund”), each a series of BlackRock Funds II (the “Trust”). It includes information about the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), the management services provided to and the management fees paid by the Funds and information about other fees applicable to and services provided to the Funds. This Part I of this SAI should be read in conjunction with the Funds’ Prospectuses and those portions of Part II of this SAI that pertain to the specific Funds.

I.	Investment Objectives and Policies

In implementing each Fund’s investment strategy, from time to time, BlackRock Advisors, LLC (“BlackRock” or the “Manager”), each Fund’s investment manager, may consider and employ techniques and strategies designed to minimize and defer the U.S. federal income taxes which may be incurred by shareholders in connection with their investment in such Fund.

Set forth below is a listing of some of the types of investments and investment strategies that a Fund and its underlying funds may use, and the risks and considerations associated with those investments and investment strategies. Please see Part II of this SAI for further information on these investments and investment strategies. Information contained in Part II about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of a Covered Fund’s SAI and should not be relied on by investors in a Covered Fund.

Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s SAI.

	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
144A Securities	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Asset-Based Securities	X	X	X	X	X	X	X	X	X
Precious Metal-Related Securities	X	X	X	X	X	X	X	X	X
Bank Loans	X	X	X	X	X	X	X	X	X
Borrowing and Leverage	X	X	X	X	X	X	X	X	X
Cash Flows; Expenses	X	X	X	X	X	X	X	X	X
Cash Management	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations	X	X	X	X	X	X	X	X	X
Collateralized Bond Obligations	X	X	X	X	X	X	X	X	X
Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X
Commercial Paper	X	X	X	X	X	X	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X	X	X	X	X	X	X	X	X
Qualifying Hybrid Instruments	X	X	X	X	X	X	X	X	X
Hybrid Instruments Without Principal Protection	X	X	X	X	X	X	X	X	X

	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Limitations on Leverage	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Cyber Security Issues	X	X	X	X	X	X	X	X	X
Debt Securities	X	X	X	X	X	X	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X
Hedging	X	X	X	X	X	X	X	X	X
Indexed and Inverse Securities	X	X	X	X	X	X	X	X	X
Swap Agreements	X	X	X	X	X	X	X	X	X
Interest Rate Swaps, Caps and Floors	X	X	X	X	X	X	X	X	X
Credit Default Swap Agreements and Similar Instruments	X	X	X	X	X	X	X	X	X
Contracts for Difference	X	X	X	X	X	X	X	X	X
Credit Linked Securities	X	X	X	X	X	X	X	X	X
Interest Rate Transactions and Swaptions	X	X	X	X	X	X	X	X	X
Total Return Swap Agreements	X	X	X	X	X	X	X	X	X
Types of Options	X	X	X	X	X	X	X	X	X
Options on Securities and Securities Indices	X	X	X	X	X	X	X	X	X
Call Options	X	X	X	X	X	X	X	X	X
Put Options	X	X	X	X	X	X	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X	X	X	X	X	X	X	X	X
Risks Associated with Options	X	X	X	X	X	X	X	X	X
Futures	X	X	X	X	X	X	X	X	X
Risks Associated with Futures	X	X	X	X	X	X	X	X	X
Foreign Exchange Transactions	X	X	X	X	X	X	X	X	X
Forward Foreign Exchange Transactions	X	X	X	X	X	X	X	X	X
Currency Futures	X	X	X	X	X	X	X	X	X
Currency Options	X	X	X	X	X	X	X	X	X
Currency Swaps	X	X	X	X	X	X	X	X	X
Limitations on Currency Transactions	X	X	X	X	X	X	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X	X	X	X	X	X	X
Risk Factors in Derivatives	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Leverage Risk	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X
Correlation Risk	X	X	X	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X	X	X	X	X	X	X
Distressed Securities	X	X	X	X	X	X	X	X	X
Dollar Rolls	X	X	X	X	X	X	X	X	X
Equity Securities	X	X	X	X	X	X	X	X	X

	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Exchange Traded Notes (“ETNs”)	X	X	X	X	X	X	X	X	X
Foreign Investment Risks	X	X	X	X	X	X	X	X	X
Foreign Market Risk	X	X	X	X	X	X	X	X	X
Foreign Economy Risk	X	X	X	X	X	X	X	X	X
Currency Risk and Exchange Risk	X	X	X	X	X	X	X	X	X
Governmental Supervision and Regulation/ Accounting Standards	X	X	X	X	X	X	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X	X	X	X	X	X	X
Publicly Available Information
Settlement Risk	X	X	X	X	X	X	X	X	X
Funding Agreements	X	X	X	X	X	X	X	X	X
Guarantees	X	X	X	X	X	X	X	X	X
Illiquid or Restricted Securities	X	X	X	X	X	X	X	X	X
Inflation-Indexed Bonds	X	X	X	X	X	X	X	X	X
Inflation Risk	X	X	X	X	X	X	X	X	X
Information Concerning the Indices	X	X	X	X	X	X	X	X	X
Standard & Poor’s 500 Index	X	X	X	X	X	X	X	X	X
Russell Indexes	X	X	X	X	X	X	X	X	X
MSCI Index	X	X	X	X	X	X	X	X	X
FTSE Indexes	X	X	X	X	X	X	X	X	X
Initial Public Offering (“IPO”) Risk	X	X	X	X	X	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Investment in Emerging Markets	X	X	X	X	X	X	X	X	X
Brady Bonds	X	X	X	X	X	X	X	X	X
Investment in Other Investment Companies	X	X	X	X	X	X	X	X	X
Exchange-Traded Funds	X	X	X	X	X	X	X	X	X
Junk Bonds	X	X	X	X	X	X	X	X	X
Lease Obligations	X	X	X	X	X	X	X	X	X
Life Settlement Investments	X	X	X	X	X	X	X	X	X
Liquidity Management	X	X	X	X	X	X	X	X	X
Master Limited Partnerships	X	X	X	X	X	X	X	X	X
Merger Transaction Risk
Mezzanine Investments	X	X	X	X	X	X	X	X	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X	X	X	X	X	X	X
Money Market Securities	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X
Mortgage-Backed Securities	X	X	X	X	X	X	X	X	X
Collateralized Mortgage Obligations (“CMOs”)	X	X	X	X	X	X	X	X	X
Adjustable Rate Mortgage Securities	X	X	X	X	X	X	X	X	X
CMO Residuals	X	X	X	X	X	X	X	X	X
Stripped Mortgage-Backed Securities	X	X	X	X	X	X	X	X	X
Tiered Index Bonds	X	X	X	X	X	X	X	X	X
TBA Commitments

	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Municipal Investments	X	X	X	X	X	X	X	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X	X	X	X	X	X	X	X
Description of Municipal Bonds	X	X	X	X	X	X	X	X	X
General Obligation Bonds	X	X	X	X	X	X	X	X	X
Revenue Bonds	X	X	X	X	X	X	X	X	X
Private Activity Bonds (“PABs”)	X	X	X	X	X	X	X	X	X
Moral Obligation Bonds	X	X	X	X	X	X	X	X	X
Municipal Notes	X	X	X	X	X	X	X	X	X
Municipal Commercial Paper	X	X	X	X	X	X	X	X	X
Municipal Lease Obligations	X	X	X	X	X	X	X	X	X
Tender Option Bonds	X	X	X	X	X	X	X	X	X
Yields	X	X	X	X	X	X	X	X	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X	X	X	X	X	X	X	X	X
Transactions in Financial Futures Contracts	X	X	X	X	X	X	X	X	X
Call Rights	X	X	X	X	X	X	X	X	X
Municipal Interest Rate Swap Transactions	X	X	X	X	X	X	X	X	X
Insured Municipal Bonds	X	X	X	X	X	X	X	X	X
Build America Bonds	X	X	X	X	X	X	X	X	X
Net Interest Margin (NIM) Securities	X	X	X	X	X	X	X	X	X
Participation Notes	X	X	X	X	X	X	X	X	X
Pay-in-kind Bonds	X	X	X	X	X	X	X	X	X
Portfolio Turnover Rates	X	X	X	X	X	X	X	X	X
Preferred Stock	X	X	X	X	X	X	X	X	X
Real Estate Related Securities	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X	X	X	X	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Rights Offerings and Warrants to Purchase	X	X	X	X	X	X	X	X	X
Risks of Investing in China
Securities Lending	X	X	X	X	X	X	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X
Standby Commitment Agreements	X	X	X	X	X	X	X	X	X
Stripped Securities	X	X	X	X	X	X	X	X	X
Structured Notes	X	X	X	X	X	X	X	X	X
Supranational Entities	X	X	X	X	X	X	X	X	X
Tax-Exempt Derivatives	X	X	X	X	X	X	X	X	X
Tax-Exempt Preferred Shares	X	X	X	X	X	X	X	X	X
Taxability Risk	X	X	X	X	X	X	X	X	X

	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Trust Preferred Securities	X	X	X	X	X	X	X	X	X
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
U.S. Treasury Obligations	X	X	X	X	X	X	X	X	X
Utility Industries	X	X	X	X	X	X	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X	X	X	X	X	X	X
Yields and Ratings	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X

Additional Information on Investment Strategies

Each Fund.

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”). If the portfolio manager determines that no suitable BlackRock-advised fund is available for a particular allocation with respect to a Fund, the portfolio manager may select underlying funds from equity or fixed income mutual funds or ETFs managed by other investment advisers, subject to applicable law. Each Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and/or as part of a strategy to reduce exposure to certain risks. A Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease a Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to a Fund’s equity or fixed income allocations for purposes of the glide path.

A Fund’s reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, each Fund may borrow up to an additional 5% of its total assets for temporary purposes.

Regulation Regarding Derivatives

The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments.

The Funds may have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BlackRock (which for purposes of the no-action letter referenced below may include certain securitized vehicles, mortgage real estate investment trusts and/or investment companies that may invest in CFTC Derivatives), and therefore may be viewed by the CFTC as a commodity pool. BlackRock has no transparency into the holdings of these underlying funds because they are not advised by BlackRock. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BlackRock, the adviser of the Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BlackRock is not subject to registration or regulation as a “commodity pool operator” under the Commodity Exchange Act in respect of the Funds.

II. Investment Restrictions

Each Fund is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

Restrictions Applicable to each of the Funds (Except 2055 Fund)

Each of the Funds may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) each Fund may cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more investment companies; (b) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

For purposes of the concentration policy, the Funds will look through to the portfolio holdings of the underlying funds in which they invest and will aggregate the holdings of the underlying funds (on a pro rata basis based on each Fund’s investment in each underlying fund) to determine concentration in a particular industry in accordance with the concentration policy provided above. For the purposes of this policy, only those underlying funds that are part of the BlackRock family of funds will be aggregated; the Funds will not aggregate underlying fund holdings, if any, in underlying funds outside of the BlackRock family of funds.

2. Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

3. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

4. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act.

5. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and currencies, to the extent permitted by applicable law.

7. Purchase securities of companies for the purpose of exercising control.

8. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options or a

Fund’s sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

10. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities. See “Securities Lending” in Part II of this SAI.

11. Purchase or sell commodities except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options, to the extent permitted by applicable law.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the adviser or sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Restrictions Applicable to the 2055 Fund

The Fund has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Under these fundamental investment restrictions, the Fund may not:

1. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act.

2. Borrow money, except as permitted under the Investment Company Act.

3. Issue senior securities to the extent such issuance would violate the Investment Company Act.

4. Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6. Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.

7. Make loans to the extent prohibited by the Investment Company Act.

Notations Regarding the Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The Commission staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Commission staff guidance and interpretations, when the Fund engages in such transactions, the Fund, instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). The policy in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit the Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits the Fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Fund’s underwriting commitments, when added to the value of the Fund’s investments in issuers where the Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”). Although it is not believed that the application of the Securities Act provisions described above would cause the Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the fund from making loans (including lending its securities); however, Commission staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations (including lending its securities) or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:

a. Purchase securities of companies for the purpose of exercising control or management.

b. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraphs (F) or (G) of Section 12(d)(1).

c. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BlackRock determines that it is practicable to sell or close out the investment without undue market or tax consequences.

III.	Information on Trustees and Officers

The Board of Trustees of the Trust consists of fifteen individuals (each a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the “Equity-Liquidity Complex” and the “Equity-Bond Complex”) and one complex of exchange-traded funds (each a “BlackRock Fund Complex”). The Funds are included in the BlackRock Fund Complex referred to as the Equity-Bond Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Bond Complex.

The Board of Trustees has overall responsibility for the oversight of the Trust and the Funds. The Chairman of the Board is an Independent Trustee, and the Chairman of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee. The Chairman of the Board’s role is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman of each Committee performs a similar role with respect to the Committee. The Chairman of the Board or a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the Investment Company Act, state law, other applicable laws, the Trust’s charter, and the Funds’ investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds’ performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Fund and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Fred G. Weiss (Chair), Bruce R. Bond, Robert M. Hernandez and the Honorable Stuart E. Eizenstat, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications, independence and performance of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each audit and discuss the Funds’ audited financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of the Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of (a) the Funds’ internal audit function provided by its investment adviser and (b) the Independent Registered Public Accounting Firm; (6) oversee policies, procedures and controls regarding valuation of the Funds’ investments and their classifications as liquid or illiquid; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Funds’ financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2016, the Audit Committee met five times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are the Honorable Stuart E. Eizenstat (Chair), Bruce R. Bond, Robert M. Hernandez and Fred G. Weiss, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2016, the Governance Committee met four times.

The members of the Compliance Committee are James H. Bodurtha (Chair), Lena G. Goldberg and Roberta Cooper Ramo, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2016, the Compliance Committee met four times.

The members of the Performance Oversight Committee (the “Performance Committee”) are David H. Walsh (Chair), Donald W. Burton, John F. O’Brien and Donald C. Opatrny, all of whom are Independent Trustees, and Robert Fairbairn, who is an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Fund’s investment objectives, policies and practices; (2) recommend to the Board specific investment tools and techniques employed by BlackRock; (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes; (4) review the Fund’s investment performance relative to agreed-upon performance objectives; (5) review information on unusual or exceptional investment matters; and (6) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Committee. The Board has adopted a written charter for the Performance Committee. During the fiscal year ended October 31, 2016, the Performance Committee met four times.

The members of the Executive Committee are James H. Bodurtha, the Honorable Stuart E. Eizenstat, Robert M. Hernandez, David H. Walsh and Fred G. Weiss, all of whom are Independent Trustees, and Robert Fairbairn, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended October 31, 2016, the Executive Committee did not meet.

The Independent Trustees have adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Fund and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each board member should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

James H. Bodurtha	James H. Bodurtha has served for more than 23 years on the boards of registered investment companies, most recently as a member of the Board of the Equity-Bond Complex and its predecessor funds, including as Chairman of the Board of certain of the legacy-Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Prior thereto, Mr. Bodurtha was counsel to and a member of the board of a smaller bank-sponsored mutual funds group. In addition, Mr. Bodurtha is a member of, and previously served as Chairman of, the Independent Directors Council and served for 11 years as an independent director on the Board of Governors of the Investment Company Institute. He also has more than 30 years of executive management and business experience through his work as a consultant and as the chairman of the board of a privately-held company. In addition, Mr. Bodurtha has more than 20 years of legal experience as a corporate attorney and partner in a law firm, where his practice included counseling registered investment companies and their boards.

Bruce R. Bond	Bruce R. Bond has served for approximately 18 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-BlackRock funds and the State Street Research Mutual Funds. He also has executive management and business experience, having served as president and chief executive officer of several communications networking companies. Mr. Bond also has corporate governance experience from his service as a director of a computer equipment company.

Donald W. Burton	Donald W. Burton has served for approximately 29 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-MLIM and Raymond James funds. He also has more than 30 years of investment management business experience, having served as the managing general partner of an investment partnership, and a member of the Investment Advisory Council of the Florida State Board of Administration. In addition, Mr. Burton has corporate governance experience, having served as a board member of publicly-held financial, health-care and telecommunications companies.

The Honorable Stuart E. Eizenstat	The Honorable Stuart E. Eizenstat has served for approximately 14 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-BlackRock funds. He served as U.S. Ambassador to the European Union, Under Secretary of Commerce for International Trade, Under Secretary of State for Economic, Business & Agricultural Affairs, and Deputy Secretary of the U.S. Treasury during the Clinton Administration. He was Director of the White House Domestic Policy Staff and Chief Domestic Policy Adviser to President Carter. In addition, Mr. Eizenstat is a practicing attorney and Head of the International Practice at a major international law firm. Mr. Eizenstat has business and executive management experience and corporate governance experience through his service on the advisory boards and corporate boards of publicly-held consumer, energy, environmental delivery, metallurgical and telecommunications companies. Mr. Eizenstat has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

Lena G. Goldberg	Lena G. Goldberg has more than 20 years of business and oversight experience, most recently through her service as a senior lecturer at Harvard Business School. Prior thereto, she held legal and management positions at FMR LLC/Fidelity Investments as well as positions on the boards of various Fidelity subsidiaries over a 12-year period. She has additional corporate governance experience as a member of board and advisory committees for privately held corporations and non-profit organizations. Ms. Goldberg also has more than 17 years of legal experience as an attorney in private practice, including as a partner in a law firm.

Trustees	Experience, Qualifications and Skills

Robert M . Hernandez	Robert M . Hernandez has served for approximately 21 years on the board of registered investment companies, having served as Chairman of the Board of the Equity-Bond Complex and as Vice Chairman and Chairman of the Audit and Nominating/Governance Committees of its predecessor funds, including certain legacy-BlackRock funds. Mr. Hernandez has business and executive experience through his service as group president, chief financial officer, Chairman and vice chairman, among other positions, of publicly-held energy, steel, and metal companies. He has served as a director of other public companies in various industries throughout his career. He also has broad corporate governance experience, having served as a board member of publicly-held energy, insurance, chemicals, metals and electronics companies. Mr. Hernandez has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

John F. O’Brien	John F. O’Brien has served for approximately 10 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-MLIM funds. He also has investment management experience, having served as the president, director, and chairman of the board of an investment management firm and a life insurance company. Mr. O’Brien also has broad corporate governance and audit committee experience, having served as a board member and audit committee member of publicly-held financial, medical, energy, chemical, retail, life insurance and auto parts manufacturing companies, and as a director of a not-for-profit organization.

Donald C. Opatrny	Donald C. Opatrny has more than 39 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Roberta Cooper Ramo	Roberta Cooper Ramo has served for approximately 15 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-MLIM funds. She is a practicing attorney and shareholder in a law firm for more than 30 years. Ms. Ramo has oversight experience through her service as chairman of the board of a retail company and as president of the American Bar Association and the American Law Institute and as President, for 2 years, and Member of the Board of Regents, for 6 years, of the University of New Mexico. She also has corporate governance experience, having served on the boards of United New Mexico Bank and the First National Bank of New Mexico and on the boards of non-profit organizations.

David H. Walsh	David H. Walsh has served for approximately 12 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including the legacy-MLIM funds. Mr. Walsh has investment management experience, having served as a consultant with Putnam Investments (“Putnam”) from 1993 to 2003, and employed in various capacities at Putnam from 1971 to 1992. He has oversight experience, serving as the director of an academic institute, and a board member of various not-for-profit organizations.

Fred G. Weiss	Fred G. Weiss has served for approximately 17 years on the board of registered investment companies, having served as a member of the Board of the Equity-Bond Complex and its predecessor funds, including as Chairman of the board of certain of the legacy-MLIM funds. He also has more than 30 years of business and executive management experience, having served in senior executive positions of two public companies where he was involved in both strategic planning and corporate development, as Chairman of the Committee on Investing Employee Assets (CIBA) and as a managing director of an investment consulting firm. Mr. Weiss also has corporate governance experience, having served as a board member of a publicly-held global technology company and a pharmaceutical company, and as a director of a not-for-profit foundation. Mr. Weiss has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 20 years of experience with BlackRock, Inc. and over 28 years in finance and asset management. In particular, Mr. Fairbairn’s positions as Senior Managing Director of BlackRock, Inc., Global Head of BlackRock’s Retail and iShares® businesses, and Member of BlackRock’s Global Executive and Global Operating Committees provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Head of BlackRock’s Global Client Group and Chairman of BlackRock’s international businesses. Prior to joining BlackRock, Mr. Fairbairn was Senior Vice President and Head of the EMEA Pacific region at MLIM, a member of the MLIM Executive Committee, head of the EMEA Sales Division and Chief Operating Officer of the EMEA Pacific region.

Henry Gabbay	Henry Gabbay’s many years of experience in finance provide the Board with a wealth of practical business knowledge and leadership. In particular, Mr. Gabbay’s experience as a Consultant for and Managing Director of BlackRock, Inc., Chief Administrative Officer of BlackRock Advisors, LLC and President of BlackRock Funds provides the Funds with greater insight into the analysis and evaluation of both its existing investment portfolios and potential future investments as well as enhanced oversight of their investment decisions and investment valuation processes. In addition, Mr. Gabbay’s former positions as Chief Administrative Officer of BlackRock Advisors, LLC and as Treasurer of certain closed-end funds in the BlackRock Fund Complex provide the Board with direct knowledge of the operations of the BlackRock-advised Funds and their investment adviser. Mr. Gabbay’s previous service on and long-standing relationship with the Board also provide him with a specific understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds.

Trustees	Experience, Qualifications and Skills

Henry R. Keizer	Henry R. Keizer has executive, financial, operational, strategic and global expertise from his 35 year career at KPMG, a global professional services organization. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as a director and audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants.

John M . Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Fund & Accounting Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Boards with the benefit of his experience with the management practices of other financial companies.

Biographical Information

Certain biographical and other information relating to the Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company

Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)

James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2013; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	28 RICs consisting of 98 Portfolios	None

Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Besito (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	28 RICs consisting of 98 Portfolios	None

Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)

Lena G. Goldberg 1949	Trustee	Since 2016	Senior Lecturer, Harvard Business School, since 2008; Executive Vice President, FMR LLC/Fidelity Investments (financial services) from 2007 to 2008, Executive Vice President and General Counsel thereof from 2002 to 2007, Senior Vice President and General Counsel thereof from 1999 to 2002, Vice President and General Counsel thereof from 1997 to 1999, Senior Vice President and Deputy General Counsel thereof in 1997, and Vice President and Corporate Counsel thereof from 1996 to 1997; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 98 Portfolios	None

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

John F. O’Brien 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None

Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	28 RICs consisting of 98 Portfolios	None

David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

Interested Trustees[4]

Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None

Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) in 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms), from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)

John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]

Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for Messrs. Walsh and Weiss until January 31, 2017, which the Board believes to be in the best interests of shareholders of the Trust. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]

Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

[4]

Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the Investment Company Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates. Mr. Keizer may be deemed an “interested person” of the Trust based on his former directorship at another company which is not an affiliate of BlackRock, Inc. It is anticipated that Mr. Keizer will become an Independent Trustee effective January 31, 2017. Messrs. Gabbay and Keizer do not currently serve as officers or employees of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. or The PNC Financial Services Group, Inc. Each of Messrs. Gabbay and Keizer is a non-management Interested Trustee.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees[2]

Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.

Share Ownership

Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2015 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Retirement Fund	Aggregate Dollar Range of Equity Securities in the 2020 Fund	Aggregate Dollar Range of Equity Securities in the 2025 Fund	Aggregate Dollar Range of Equity Securities in the 2030 Fund	Aggregate Dollar Range of Equity Securities in the 2035 Fund	Aggregate Dollar Range of Equity Securities in the 2040 Fund

Interested Trustees

Robert Fairbairn	None	None	None	None	None	None

Henry Gabbay	None	None	None	None	None	None

Henry R. Keizer[1]	None	None	None	None	None	None

John M. Perlowski	None	None	None	None	None	None

Independent Trustees

James H. Bodurtha	None	None	None	None	None	None

Bruce R. Bond	None	None	None	None	None	None

Donald W. Burton	None	None	None	None	None	None

Honorable Stuart E. Eizenstat	None	None	None	None	None	None

Lena G. Goldberg[3]	None	None	None	None	None	None

Robert M. Hernandez	None	None	None	None	None	None

John F.O’Brien	None	None	None	None	None	None

Donald C. Opatrny[2]	None	None	None	None	None	None

Roberta Cooper Ramo	None	None	None	None	None	None

David H. Walsh	None	None	None	None	None	None

Fred G. Weiss	None	None	None	None	None	None

Name of Trustee	Aggregate Dollar Range of Equity Securities in the 2045 Fund	Aggregate Dollar Range of Equity Securities in the 2050 Fund	Aggregate Dollar Range of Equity Securities in the 2055 Fund	Aggregate Dollar Range of Equity Securities in BlackRock- Advised Funds

Interested Trustees

Robert Fairbairn	None	None	None	Over $100,000

Henry Gabbay	None	None	None	Over $100,000

Henry R. Keizer[1]	None	None	None	None

John M. Perlowski	None	None	None	Over $100,000

Independent Trustees

James H. Bodurtha	None	None	None	Over $100,000

Bruce R. Bond	None	None	None	Over $100,000

Donald W. Burton	None	None	None	Over $100,000

Honorable Stuart E. Eizenstat	None	None	None	Over $100,000

Lena G. Goldberg[3]	None	None	None	None

Robert M. Hernandez	None	None	None	Over $100,000

John F.O’Brien	None	None	None	Over $100,000

Donald C. Opatrny[2]	None	None	None	None

Roberta Cooper Ramo	None	None	None	Over $100,000

David H. Walsh	None	None	None	Over $100,000

Fred G. Weiss	None	None	None	Over $100,000

[1]	Mr. Keizer was appointed to serve as a Trustee of the Trust effective July 28, 2016.
[2]	Mr. Opatrny was appointed to serve as a Trustee of the Trust effective as of the close of business on May 13, 2015.
[3]	Ms. Goldberg was appointed to serve as a Trustee of the Trust effective November 4, 2016.

As of November 1, 2016, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2015, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Funds’ investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Effective July 1, 2016, each Trustee who is an Independent Trustee or a non-management Interested Trustee is paid as compensation an annual retainer of $200,000 per year for his or her services as a Board member of the BlackRock-advised Funds, including the Funds (prior to July 1, 2016, the annual retainer was $175,000 per year), and a $25,000 Board meeting fee to be paid for each Board meeting up to five in-person Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Chairman of the Board may, in consultation with the Chairman of the Governance Committee, determine that the Independent Trustees and the non-management Interested Trustees be paid a fee of $5,000 per meeting for certain telephonic Board meetings. In addition, the Chairman and Vice-Chairman of the Board are paid as compensation an additional annual retainer of $115,000 and $35,000, respectively, per year. The Chairmen of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $35,000, respectively.

The following table sets forth the compensation paid to Trustees by the Trust, on behalf of the Funds, for the fiscal year ending October 31, 2016 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2015.

Name[1]	Aggregate Compensation from the Retirement Fund	Aggregate Compensation from the 2020 Fund	Aggregate Compensation from the 2025 Fund	Aggregate Compensation from the 2030 Fund	Aggregate Compensation from the 2035 Fund	Aggregate Compensation from the 2040 Fund

Interested Trustees:[2]

Robert Fairbairn	None	None	None	None	None	None

Henry Gabbay	$324	$1,233	$1,230	$1,229	$325	$323

Henry R. Keizer[3]	$141	$360	$360	$359	$141	$141

John M. Perlowski	None	None	None	None	None	None

Independent Trustees:

James H. Bodurtha[4]	$327	$1,238	$1,234	$1,233	$328	$326

Bruce R. Bond	$324	$1,233	$1,230	$1,229	$325	$323

Valerie G. Brown[5]	$238	$918	$916	$916	$238	$238

Donald W. Burton	$324	$1,233	$1,230	$1,229	$325	$323

Honorable Stuart E. Eizenstat[6]	$327	$1,238	$1,234	$1,233	$328	$326

Kenneth A. Froot[7]	$320	$1,226	$1,223	$1,223	$320	$319

Lena G. Goldberg[8]	None	None	None	None	None	None

Robert M. Hernandez[9]	$335	$1,250	$1,245	$1,243	$336	$333

John F. O’Brien	$324	$1,233	$1,230	$1,229	$325	$323

Donald C. Opatrny[10]	$324	$1,233	$1,230	$1,229	$325	$323

Roberta Cooper Ramo	$324	$1,233	$1,230	$1,229	$325	$323

David H. Walsh[11]	$327	$1,238	$1,234	$1,233	$328	$326

Fred G. Weiss[12]	$327	$1,237	$1,234	$1,233	$328	$326

Name[1]	Aggregate Compensation from the 2045 Fund	Aggregate Compensation from the 2050 Fund	Aggregate Compensation from the 2055 Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Funds and Other Annual BlackRock- Advised Funds

Interested Trustees:[2]

Robert Fairbairn	None	None	None	None	None

Henry Gabbay	$319	$319	$310	None	$465,000

Henry R. Keizer[3]	$139	$139	$137	None	None

John M. Perlowski	None	None	None	None	None

Independent Trustees:

James H. Bodurtha[4]	$321	$321	$311	None	$340,000

Bruce R. Bond	$319	$319	$310	None	$305,000

Valerie G. Brown[5]	$236	$236	$232	None	$191,057

Donald W. Burton	$319	$319	$310	None	$305,000

Honorable Stuart E. Eizenstat[6]	$321	$321	$311	None	$340,000

Kenneth A. Froot[7]	$315	$315	$309	None	$305,000

Lena G. Goldberg[8]	None	None	None	None	None

Robert M. Hernandez[9]	$326	$326	$312	None	$420,000

John F. O’Brien	$319	$319	$310	None	$305,000

Donald C. Opatrny[10]	$319	$319	$310	None	$191,057

Roberta Cooper Ramo	$319	$319	$310	None	$305,000

David H. Walsh[11]	$321	$321	$311	None	$340,000

Fred G. Weiss[12]	$321	$321	$311	None	$375,000

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation see the Biographical Information Chart beginning on page I-15.
[2]

Messrs. Fairbairn and Perlowski receive no compensation from the BlackRock-advised Funds for their service as Trustees/Directors. Messrs. Gabbay and Keizer receive compensation from the BlackRock-advised Funds for their service as non-management Interested Trustees/Directors. Mr. Gabbay began receiving compensation from the BlackRock-advised Funds for his service as a Trustee/Director effective January 1, 2009. Mr. Keizer began receiving compensation for his service as a Trustee/Director upon his appointment as a Trustee.

[3]	Mr. Keizer was appointed to serve as a Trustee of the Trust effective July 28, 2016.
[4]	Chairman of the Compliance Committee.
[5]	Ms. Brown resigned as a Trustee of the Trust effective May 6, 2016.
[6]	Chairman of the Governance Committee.
[7]	Mr. Froot resigned as a Trustee of the Trust effective May 10, 2016.
[8]	Ms. Goldberg was appointed to serve as a Trustee of the Trust effective November 4, 2016.
[9]	Chairman of the Board of Trustees.
[10]	Mr. Opatrny was appointed to serve as a Trustee of the Trust effective as of the close of business on May 13, 2015.
[11]	Chairman of the Performance Committee.
[12]	Vice Chairman of the Board of Trustees and Chairman of the Audit Committee.

IV.	Management and Advisory Arrangements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement with the Manager (the “Management Agreement”). The advisory services provided by the Manager are described in the Prospectuses. The Manager will not receive any advisory fees from the Funds for its advisory services.

Pursuant to the Management Agreement, the Manager may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of the Manager, to perform investment advisory services with respect to the Funds . In addition, the Manager may delegate certain of its investment advisory functions under the Management Agreement to one or more of its affiliates to the extent permitted by applicable law. The Manager may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

Administration Agreement. BlackRock serves as the Funds’ administrator pursuant to an administration agreement (the “Administration Agreement”). BlackRock has agreed to maintain office facilities for each Fund; furnish each Fund with clerical, bookkeeping and administrative services; oversee the determination and publication of each Fund’s net asset value; oversee the preparation and filing of Federal, state and local income tax returns; prepare certain reports required by regulatory authorities; calculate various contractual expenses; determine the amount of dividends and distributions available for payment by each Fund to its shareholders; prepare and arrange for the printing of dividend notices to shareholders; provide Fund service providers with such information as is required to effect the payment of dividends and distributions; and serve as liaison with the Trust’s officers, independent accountants, legal counsel, custodian, accounting agent and transfer and dividend disbursing agent in establishing the accounting policies of each Fund and monitoring financial and shareholder accounting services. BlackRock may from time to time voluntarily waive administration fees with respect to each Fund and may voluntarily reimburse the Fund for expenses.

Under the Administration Agreement effective January 1, 2015 with BlackRock, the Trust, on behalf of each Fund, pays to BlackRock a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.0425% of the first $500 million of the Fund’s average daily net assets, 0.040% of the next $500 million of the Fund’s average daily net assets, 0.0375% of the next $1 billion of the Fund’s average daily net assets, 0.035% of the next $2 billion of the Fund’s average daily net assets, 0.0325% of the next $9 billion of the Fund’s average daily net assets and 0.030% of the average daily net assets of the Fund in excess of $13 billion and (ii) 0.020% of average daily net assets allocated to each class of shares of the Fund.

Prior to January 1, 2015, BlackRock and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” and together with BlackRock, the “Administrators”) served as co-administrators to the Funds pursuant to a co-administration agreement, under which the Trust paid to the Administrators on behalf of each Fund a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of the Fund’s average daily net assets, 0.065% of the next $500 million of the Fund’s average daily net assets and 0.055% of the average daily net assets of the Fund in excess of $1 billion and (ii) 0.025% of the first $500 million of average daily net assets allocated to each class of shares of the Fund, 0.015% of the next $500 million of such average daily net assets and 0.005% of the average daily net assets allocated to each class of shares of the Fund in excess of $1 billion. In addition, BNY Mellon provided certain accounting services pursuant to the co-administration agreement.

For the fiscal year ended October 31, 2016, the Trust, on behalf of each Fund, paid BlackRock administration fees, and BlackRock waived administration fees, as follows:

Funds	Fees Paid	Waivers

Retirement Fund	$187	$11,696

2020 Fund	$16	$18,741

2025 Fund	$0	$17,304

2030 Fund	$0	$16,031

2035 Fund	$0	$12,493

2040 Fund	$0	$11,098

2045 Fund	$0	$8,153

2050 Fund	$0	$8,084

2055 Fund	$0	$2,049

For the fiscal year ended October 31, 2015, the Trust, on behalf of each Fund, paid the Administrators combined administration fees, and the Administrators waived combined administration fees, as follows:

Funds	Fees Paid	Waivers

Retirement Fund	$4,862	$15,968

2020 Fund	$7,423	$24,432

2025 Fund	$6,445	$21,239

2030 Fund	$6,285	$20,751

2035 Fund	$4,538	$14,959

2040 Fund	$4,654	$15,329

2045 Fund	$2,892	$9,513

2050 Fund	$2,802	$9,218

2055 Fund	$573	$1,856

For the fiscal year ended October 31, 2014, the Trust, on behalf of each Fund, paid the Administrators combined administration fees, and the Administrators waived combined administration fees, as follows:

Funds	Fees Paid	Waivers

Retirement Fund	$128	$23,035

2020 Fund	$10	$29,978

2025 Fund	$161	$28,471

2030 Fund	$0	$28,816

2035 Fund	$0	$17,264

2040 Fund	$0	$19,569

2045 Fund	$0	$10,636

2050 Fund	$0	$9,652

2055 Fund	$0	$2,475

The Trust and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for the Trust with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Funds.

In addition, pursuant to a Shareholders’ Administrative Services Agreement, BlackRock provides certain shareholder liaison services in connection with the Trust’s investor service center. The Trust, on behalf of each Fund, reimburses BlackRock for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

For the periods shown, the Trust, on behalf of each Fund, reimbursed to BlackRock fees for shareholder liaison services pursuant to such agreement as follows:

Fiscal Year Ended October 31	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund

2016	$224	$553	$599	$625	$699	$740	$782	$559	$264

2015	$230	$387	$472	$520	$416	$518	$498	$341	$151

2014	$327	$556	$799	$674	$546	$760	$664	$530	$207

Information Regarding the Portfolio Manager

Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the Funds’ portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the listed Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2016.

Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2020 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Ked Hogan, PhD	1	9	5	0	0	0

	$31.48 Million	$8.51 Billion	$2.54 Billion	$0	$0	$0

Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of September 30, 2016.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Messrs. O’Hara, Hogan and Ang is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2016). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

As of September 30, 2016, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below.

Portfolio Manager	Fund Managed	Dollar Range of Securities Equity Beneficially Owned[1]

Matthew O’Hara, PhD, CFA	Retirement Fund	None

	2020 Fund	None

	2025 Fund	None

	2030 Fund	None

	2035 Fund	None

	2040 Fund	None

	2045 Fund	None

	2050 Fund	None

	2055 Fund	None

Ked Hogan, PhD	Retirement Fund	None

	2020 Fund	None

	2025 Fund	None

	2030 Fund	None

	2035 Fund	None

	2040 Fund	None

	2045 Fund	None

	2050 Fund	None

	2055 Fund	None

Andrew Ang, PhD	Retirement Fund	None

	2020 Fund	None

	2025 Fund	None

	2030 Fund	None

	2035 Fund	None

	2040 Fund	None

	2045 Fund	None

	2050 Fund	None

	2055 Fund	None

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities.

Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these Funds are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Custodian and Transfer Agency Agreements

Pursuant to the terms of a custodian agreement (the “Custodian Agreement”) between the Trust and The Bank of New York Mellon (the “Custodian”), the Custodian or a sub-custodian (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of each Fund, provided that, with respect to sub-custodians other than sub-custodians for non-U.S. securities, the Custodian remains responsible for the performance of all its duties under the Custodian Agreement and holds the Trust harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for various funds of the Trust and has been appointed by the Board of Trustees as the Trust’s “foreign custody manager” under Rule 17f-5 of the Investment Company Act. As foreign custody manager, Citibank, N.A. selects and monitors foreign sub-custodian banks and furnishes information relevant to the selection of foreign depositories.

BNY Mellon, which has its principal place of business at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursement agent for the Funds.

Accounting Services

BNY Mellon serves as the accounting services provider for the Funds. BNY Mellon records investment, capital share and income and expense activities; verifies and transmits trade tickets; maintains accounting ledgers for investment securities; maintains tax lots; reconciles cash with the Funds’ custodian; reports cash balances to BlackRock; prepares certain financial statements; calculates expenses, gains, losses and income; controls disbursements; works with independent pricing sources; and computes and reports net asset value. In connection with its accounting services, BNY Mellon also provides certain administration services.

Credit Agreement

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, which facility terminates on April 20, 2017 unless otherwise extended or renewed (the “Credit Agreement”). Excluding commitments designated for certain funds, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The Funds may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful purposes. The Funds may not borrow under the Credit Agreement for leverage. The Funds may borrow up to the maximum amount allowable under the Funds’ current Prospectuses and SAI, subject to various other legal, regulatory or contractual limits. Borrowing results in interest expense and other fees and expenses for the Funds which may impact the Funds’ net expenses. The costs of borrowing may reduce the Funds’ returns. Each Fund is charged its pro rata share of upfront fees and commitment fees on the aggregate commitment amount based on its net assets. If the Funds borrow pursuant to the Credit Agreement, the Funds are charged interest at a variable rate.

V.	Information on Sales Charges and Distribution Related Expenses

Distribution Agreement and Distribution and Service Plan. The Trust has entered into a distribution agreement with BlackRock Investments, LLC (“BRIL,” or the “Distributor”) under which BRIL, as agent, offers shares of the Funds on a continuous basis. BRIL has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. BRIL’s principal business address is 40 East 52nd Street, New York, New York 10022. BRIL is an affiliate of BlackRock.

The Trust may also pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL, The PNC Financial Services Group, Inc. and their affiliates) (collectively, “Service Organizations”) for certain support services rendered by Service Organizations to their customers who are the beneficial owners of Investor A and Class R Shares of the Funds.

Set forth below is information on sales charges (including any contingent deferred sales charges (“CDSCs”)) received by the Funds, including the amounts paid to affiliates of BlackRock, for the period indicated. BRIL, an affiliate of the Manager, acts as the Funds’ sole Distributor.

Retirement Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$3,004	$224	$224	$0

2015	$8,501	$642	$642	$0

2014	$13,201	$1,292	$1,292	$100

2020 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$14,829	$1,037	$1,037	$227

2015	$13,644	$939	$939	$0

2014	$24,174	$1,952	$1,952	$100

2025 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$16,313	$1,124	$1,124	$0

2015	$15,475	$962	$962	$0

2014	$45,065	$3,352	$3,352	$0

2030 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$8,081	$556	$556	$31

2015	$6,985	$422	$422	$63

2014	$31,782	$2,302	$2,302	$0

2035 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$13,450	$773	$773	$0

2015	$17,672	$1,128	$1,128	$0

2014	$34,357	$2,379	$2,379	$0

2040 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$16,522	$8,092	$8,092	$0

2015	$8,922	$484	$484	$0

2014	$24,594	$2,083	$2,083	$0

2045 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$6,174	$312	$312	$0

2015	$5,753	$295	$295	$0

2014	$16,393	$1,464	$1,464	$0

2050 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$12,043	$646	$646	$0

2015	$9,208	$1,183	$1,183	$0

2014	$19,317	$1,093	$1,093	$0

2055 Fund

	Investor A Shares
For the Fiscal Year Ended October 31,	Gross Sales Charges Collected	Sales Charges Retained by BRIL	Sales Charges Paid to Affiliates	CDSCs Received on Redemption of Load-Waived Shares

2016	$773	$39	$39	$0

2015	$565	$70	$70	$0

2014	$793	$218	$218	$0

The tables below provide information for the fiscal year ended October 31, 2016 about the 12b-1 fees each Fund paid to BRIL under the Trust’s 12b-1 plans. A portion of the fees collected by BRIL were paid to affiliates, for providing shareholder servicing activities for Investor A Shares and for providing shareholder servicing and distribution related activities and services for Class R Shares.

Retirement Fund

Class Name	Paid to BRIL

Investor A Shares	$28,277

Class R Shares	$30,054

2020 Fund

Class Name	Paid to BRIL

Investor A Shares	$44,101

Class R Shares	$54,449

2025 Fund

Class Name	Paid to BRIL

Investor A Shares	$37,302

Class R Shares	$53,140

2030 Fund

Class Name	Paid to BRIL

Investor A Shares	$36,220

Class R Shares	$44,674

2035 Fund

Class Name	Paid to BRIL

Investor A Shares	$25,831

Class R Shares	$37,680

2040 Fund

Class Name	Paid to BRIL

Investor A Shares	$21,902

Class R Shares	$36,592

2045 Fund

Class Name	Paid to BRIL

Investor A Shares	$15,011

Class R Shares	$29,239

2050 Fund

Class Name	Paid to BRIL

Investor A Shares	$15,936

Class R Shares	$27,678

2055 Fund

Class Name	Paid to BRIL

Investor A Shares	$989

Class R Shares	$3,503

VI.	Computation of Offering Price Per Share

An illustration of the computation of the public offering price of the Investor A Shares of each Fund based on the value of the Fund’s Investor A Shares’ net assets and number of Investor A Shares outstanding as of October 31, 2016 follows:

	Retirement Fund Investor A Shares	2020 Fund Investor A Shares	2025 Fund Investor A Shares	2030 Fund Investor A Shares

Net Assets	$10,137,531	$15,718,852	$14,227,817	$12,222,454

Number of Shares Outstanding	1,025,052	1,573,117	1,440,835	1,308,438

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$9.89	$9.99	$9.87	$9.34

Sales Charge (for Investor A Shares: 5.25% of offering price)[1]	$0.55	$0.55	$0.55	$0.52

Offering Price	$10.44	$10.54	$10.42	$9.86

[1]

Assumes maximum sales charge applicable. The maximum sales charge as a percentage of the net asset value per share for each Fund at October 31, 2016 was as follows: Retirement Fund 5.56%, 2020 Fund 5.51%, 2025 Fund 5.57% and 2030 Fund 5.57%.

	2035 Fund Investor A Shares	2040 Fund Investor A Shares	2045 Fund Investor A Shares	2050 Fund Investor A Shares	2055 Fund Investor A Shares

Net Assets	$8,782,992	$7,944,553	$5,808,468	$6,110,180	$525,093

Number of Shares Outstanding	890,390	828,430	554,416	623,377	51,008

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$9.86	$9.59	$10.48	$9.80	$10.29

Sales Charge (for Investor A Shares: 5.25% of offering price)[2]	$0.55	$0.53	$0.58	$0.54	$0.57

Offering Price	$10.41	$10.12	$11.06	$10.34	$10.86

[2]

Assumes maximum sales charge applicable. The maximum sales charge as a percentage of the net asset value per share for each Fund at October 31, 2016 was as follows: 2035 Fund 5.58%, 2040 Fund 5.53%, 2045 Fund 5.53%, 2050 Fund 5.51% and 2055 Fund 5.54%.

The offering price for the Funds’ other share classes is equal to the share class’ net asset value computed as set forth above for Investor A Shares. Though not subject to a sales charge, certain share classes may be subject to a CDSC on redemption. For more information on the purchasing and valuation of shares, please see “Purchase of Shares” and “Pricing of Shares” in Part II of this SAI.

VII.	Portfolio Transactions and Brokerage

See “Portfolio Transactions and Brokerage” in Part II of this SAI for more information.

Information about the brokerage commissions paid by each Fund, including commissions paid to Affiliates, for the last three fiscal years is set forth in the following tables:

	Retirement Fund		2020 Fund		2025 Fund		2030 Fund
Fiscal Year Ended October 31,	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates

2016	$1,150	$0	$2,296	$0	$1,973	$0	$2,110	$0

2015	$2,522	$0	$4,199	$0	$4,295	$0	$5,013	$0

2014	$2,887	$0	$4,702	$0	$4,435	$0	$4,756	$0

	2035 Fund		2040 Fund		2045 Fund
Fiscal Year Ended October 31,	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates

2016	$1,455	$0	$1,474	$0	$1,004	$0

2015	$3,880	$0	$3,530	$0	$2,678	$0

2014	$3,407	$0	$3,529	$0	$2,265	$0

	2050 Fund		2055 Fund
Fiscal Year Ended October 31,	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates

2016	$1,056	$0	$459	$0

2015	$2,486	$0	$334	$0

2014	$2,082	$0	$400	$0

For the fiscal year ended October 31, 2016, the brokerage commissions paid to affiliates by the Retirement Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund

represented 0%, 0%, 0%, 0%, 0%, 0%, 0%, 0% and 0%, respectively, of the aggregate brokerage commissions paid and involved 0%, 0%, 0%, 0%, 0%, 0%, 0%, 0% and 0%, respectively, of the dollar amount of transactions involving payment of commissions during the year.

The following table shows the dollar amount of brokerage commissions paid to brokers for providing third-party research services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2016. The provision of third-party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Fund	Amount of Commissions Paid to Brokers for Providing Research Services	Amount of Brokerage Transactions Involved

Retirement Fund	$8	$21,064

2020 Fund	$164	$331,021

2025 Fund	$146	$310,205

2030 Fund	$256	$556,416

2035 Fund	$149	$415,597

2040 Fund	$226	$518,858

2045 Fund	$137	$360,199

2050 Fund	$179	$480,946

2055 Fund	$285	$431,662

As of October 31, 2016, each Fund held no securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) whose shares were purchased during the fiscal year ended October 31, 2016.

Each Fund conducts its securities lending pursuant to an exemptive order from the Commission permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund as lending agent. To the extent that a Fund engages in securities lending, BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, acts as securities lending agent for the Fund, subject to the overall supervision of the Manager. BIM administers the lending program in accordance with guidelines approved by each Fund’s Board.

The Funds retain a portion of securities lending income and remit a remaining portion to BIM as compensation for its services as securities lending agent. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment expenses as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BIM bears all operational costs directly related to securities lending. Each Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. In addition, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee.

Pursuant to the current securities lending agreement, effective as of January 1, 2015: (i) the Funds retain 80% of securities lending income (which excludes collateral investment expenses), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Under the securities lending program, the Funds are categorized into specific asset classes. The determination of a Fund’s asset class category (fixed income, domestic equity, international equity, or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to between the Trust and BIM.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows: (i) 85% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Prior to January 1, 2015, the Funds were subject to different securities lending fee splits.

For the last three fiscal years, the Funds paid the securities lending agent fees set forth in the following table:

Fiscal Year Ended October 31	Retirement Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund

2016	$195	$586	$916	$1,112	$428	$1,155	$991	$936	$258

2015	$1,580	$2,443	$2,296	$2,971	$1,155	$2,325	$2,016	$1,957	$415

2014	$732	$1,250	$951	$984	$440	$578	$262	$306	$23

VIII.	Additional Information

The Trust was organized as a Massachusetts business trust on April 26, 2007 and is registered under the Investment Company Act as an open-end, management investment company. Each of the Funds is non-diversified. Shares of each class of a Fund of the Trust bear their pro rata portion of all operating expenses paid by a Fund, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Trust’s Amended and Restated Distribution and Service Plan. Each share of a Fund of the Trust has a par value of $.001, represents an interest in the Fund and is entitled to the dividends and distributions earned on the Fund’s assets that are declared in the discretion of the Board of Trustees. The Trust’s shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Trust.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders meeting to elect Trustees. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Rule 18f-2 under the Investment Company Act provides that any matter required by the provisions of the Investment Company Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the Investment Company Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. As stated herein, certain expenses of a Fund may be charged to a specific class of shares representing interests in that Fund.

The Trust’s Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Fund or class of shares. Upon any liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution.

Shareholder and Trustee Liability of the Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust’s Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.

The Declaration of Trust further provides that all persons having any claim against the trustees or Trust shall look solely to the trust property for payment; that no trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that trustees are entitled to indemnification.

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019 serves as the Trust’s counsel.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, with offices located at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm.

Principal Shareholders

To the knowledge of the Trust, the following entities owned of record or beneficially 5% or more of a class of each Fund’s shares as of November 8, 2016:

Retirement Fund

Name	Address	Percent of Class	Class

MG Trust Company Cust. FBO 505 Design 401(k) Plan	717 17th Street, Suite 1300, Denver, CO 80202	6.17%	Investor A Shares

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	6.68%	Investor A Shares

National Financial Services LLC FEBO	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	7.27%	Investor A Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	8.00%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	50.08%	Investor A Shares

Fidelity Investments Institutional Operations Co.	100 Magellan KW1C Covington, KY 41015	92.56%	Institutional Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	8.03%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	10.22%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	36.24%	Class R Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr. Quincy, MA 02169-0938	38.30%	Class R Shares

FIIOC FBO McMurdo Inc. 401(k) Profit Sharing Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	6.53%	Class K Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	12.66%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr. Quincy, MA 02169-0938	28.24%	Class K Shares

MG Trust Company Cust. Trust HCS 401(k) Plan	717 17th Street Suite 1300 Denver, CO 80202	46.74%	Class K Shares

2020 Fund

Name	Address	Percent of Class	Class

National Financial Services LLC FEBO	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	6.01%	Investor A Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	11.73%	Investor A Shares

Mid Atlantic Trust Company FBO Cavotec US Holdings Inc 401(k) Profit Sharing Plan	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	21.46%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	43.87%	Investor A Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	8.81%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	90.30%	Institutional Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	6.35%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	26.63%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	51.80%	Class R Shares

National Financial Services LLC FEBO	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	6.75%	Class K Shares

Name	Address	Percent of Class	Class

Matrix Trust Company as TTEE FBO Eplan Services Group Trust	PO Box 52129 Phoenix, AZ 85072	7.89%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	12.33%	Class K Shares

Mid Atlantic Trust Company FBO Creative Materials Inc. 401(k) Profit Sharing Plan	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	12.75%	Class K Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	24.41%	Class K Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	28.78%	Class K Shares

2025 Fund

Name	Address	Percent of Class	Class

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	9.82%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	60.94%	Investor A Shares

UBS WM USA	499 Washington Blvd 9th Floor Jersey City, NJ 07310-2055	6.57%	Institutional Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	35.89%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	57.52%	Institutional Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	5.68%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	9.68%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	28.28%	Class R Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	46.06%	Class R Shares

Matrix Trust Company as TTEE FBO Eplan Services Group Trust	PO Box 52129 Phoenix, AZ 85072	9.85%	Class K Shares

Mid Atlantic Trust Company FBO Eureka Therapeutics Inc 401(k) Profit Sharing Plan	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	13.18%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	13.73%	Class K Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	25.59%	Class K Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	29.32%	Class K Shares

2030 Fund

Name	Address	Percent of Class	Class

National Financial Services LLC FEBO	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	6.24%	Investor A Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	8.14%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	59.31%	Investor A Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	8.27%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	88.22%	Institutional Shares

Name	Address	Percent of Class	Class

Ascensus Trust Company FBO Beyond Marketing Group, LLC 401(k)	P.O. Box 10758 Fargo, ND 58106	5.30%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	15.62%	Class R Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	17.89%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	47.25%	Class R Shares

Matrix Trust Company as TTEE FBO Eplan Services Group Trust	PO Box 52129 Phoenix, AZ 85072	5.85%	Class K Shares

Mid Atlantic Trust Company FBO Eureka Therapeutics Inc 401(k) Profit Sharing Plan	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	6.18%	Class K Shares

Mid Atlantic Trust Company FBO Karen Holler PhD 401(k) Profit Sharing Plan	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	9.99%	Class K Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	18.93%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	45.47%	Class K Shares

2035 Fund

Name	Address	Percent of Class	Class

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	11.10%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	70.44%	Investor A Shares

BNYM I S Trust Co Cust Roth IRA FBO Regina Jacob	301 Bellevue Parkway Wilmington, DE 19809	7.98%	Institutional Shares

JP Morgan Securities LLC FEBO Customers	4 Chase Metrotech Center Brooklyn NY 11245	10.31%	Institutional Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	32.64%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	48.12%	Institutional Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	49.36%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6485	27.28%	Class R Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	14.64%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	7.27%	Class R Shares

MG Trust Company Cust. Trust HCS 401(k) Plan	717 17th Street Suite 1300 Denver, CO 80202	9.26%	Class K Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	10.58%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	23.15%	Class K Shares

FIIOC FBO McMurdo Inc. 401(k) Profit Sharing Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	37.31%	Class K Shares

2040 Fund

Name	Address	Percent of Class	Class

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	66.16%	Investor A Shares

JP Morgan Clearing Corp. Omnibus Account FBO Customers	3 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	8.16%	Institutional Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	25.37%	Institutional Shares

Ascensus Trust Company FBO Beyond Marketing Group, LLC 401(k)	P.O. Box 10758 Fargo, ND 58106	29.56%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	35.99%	Institutional Shares

Ascensus Trust Company FBO North Seattle Pediatrics 401(k) Plan	P.O. Box 10758 Fargo, ND 58106	7.92%	Class R Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	8.60%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	30.12%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	36.24%	Class R Shares

MG Trust Company Cust. FBO Trust HCS 401(k) Plan	717 17th Street Suite 1300 Denver, CO 80202	5.02%	Class K Shares

Matrix Trust Company as TTEE FBO Eplan Services Group Trust	PO Box 52129 Phoenix, AZ 85072	8.73%	Class K Shares

Mid Atlantic Trust Company FBO Lang & Klain, P.C. 401(k) Profit Sharing Plan	1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	9.11%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	17.16%	Class K Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	17.97%	Class K Shares

FIIOC FBO McMurdo Inc. 401(k) Profit Sharing Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	32.44%	Class K Shares

2045 Fund

Name	Address	Percent of Class	Class

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	6.64%	Investor A Shares

MG Trust Company Cust. The Catherine Cook School 403(b) Pl	717 17th Street Suite 1300 Denver, CO 80202	11.88%	Investor A Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	62.84%	Investor A Shares

Matrix Trust Company Cust FBO Juxly, LLC 401(K) Plan	717 17th Street Suite 1300 Denver, CO 80202	6.92%	Institutional Shares

BNYM I S Trust Co Cust IRA Jonathan D Gaffke	301 Bellevue Parkway Wilmington, DE 19809	12.01%	Institutional Shares

Blackrock Holdco2 Inc. Attn Marc Comerchero	40 E 52nd St Fl 10 New York, NY 10022-5911	27.99%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	53.05%	Institutional Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	5.18%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	10.83%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	29.10%	Class R Shares

Name	Address	Percent of Class	Class

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	52.28%	Class R Shares

NFS LLC FEBO	499 Washington Blvd Floor 5 Jersey City, NJ 07310	5.09%	Class K Shares

Mid Atlantic Trust Company FBO Schumacher Orthodontics PA 401(k) Profit Sharing Plan	1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	6.15%	Class K Shares

MG Trust Company Cust. Trust HCS 401(k) Plan	717 17th Street Suite 1300 Denver, CO 80202	11.26%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	16.21%	Class K Shares

FIIOC FBO McMurdo Inc. 401(k) Profit Sharing Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	43.65%	Class K Shares

2050 Fund

Name	Address	Percent of Class	Class

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	72.24%	Investor A Shares

Blackrock Holdco2 Inc.	40 E 52nd St Fl 10 New York, NY 10022-5911	12.78%	Institutional Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	30.51%	Institutional Shares

Ascensus Trust Company FBO Beyond Marketing Group, LLC 401(k)	P.O. Box 10758 Fargo, ND 58106	52.60%	Institutional Shares

Ascensus Trust Company FBO Testa Machine Company Inc 401k PS P	P.O. Box 10758 Fargo, ND 58106	7.65%	Class R Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	9.68%	Class R Shares

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	13.16%	Class R Shares

Merrill Lynch Pierce Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	18.23%	Class R Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	43.90%	Class R Shares

Matrix Trust Company as TTEE FBO Eplan Services Group Trust	PO Box 52129 Phoenix, AZ 85072	5.29%	Class K Shares

MG Trust Company Cust. Trust HCS 401(k) Plan	717 17th Street Suite 1300 Denver, CO 80202	7.25%	Class K Shares

FIIOC FBO McMurdo Inc. 401(k) Profit Sharing Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	25.39%	Class K Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	45.82%	Class K Shares

2055 Fund

Name	Address	Percent of Class	Class

MG Trust Company Cust. The Catherine Cook School 403(b) Pl	717 17th Street Suite 1300 Denver, CO 80202	18.48%	Investor A Shares

FIIOC FBO Saco & Biddeford Savings Institution 401(k) Savings Plan	100 Magellan Way (KW1C) Covington, KY 41015-1987	21.91%	Investor A Shares

NFS LLC FEBO	499 Washington Blvd Jersey City, NJ 07310	33.72%	Investor A Shares

Blackrock Holdco2 Inc. Attn Marc Comerchero	40 E 52nd St Fl 10 New York, NY 10022-5911	99.99%	Institutional Shares

Mid Atlantic Trust Company FBO Potomac Floor Covering Inc. 401(k)	1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	6.74%	Class R Shares

Name	Address	Percent of Class	Class

Hartford Life Insurance Company	P.O. Box 2999 Hartford, CT 06104-2999	10.19%	Class R Shares

Massachusetts Mutual Life Insurance Company	1295 State St MIP M200-Invest Springfield, MA 01111-0000	30.32%	Class R Shares

Taynik & Co c/o State Street Bank & Trust	1200 Crown Colony Dr Quincy, MA 02169-0938	48.80%	Class R Shares

Blackrock Holdco2 Inc. Attn Marc Comerchero	40 E 52nd St Fl 10 New York, NY 10022-5911	86.97%	Class K Shares

IX.	Financial Statements

The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2015 (the “2015 Annual Report”) and the unaudited financial statements and notes thereto in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2016 (the “2016 Semi-Annual Report”) are incorporated in this SAI by reference. No other parts of the 2015 Annual Report or 2016 Semi-Annual Report are incorporated by reference herein. The financial statements included in the 2015 Annual Report have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2015 Annual Report and 2016 Semi-Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this SAI.

PART II

Throughout this Statement of Additional Information (“SAI”), each BlackRock-advised fund may be referred to as a “Fund” or collectively with others as the “Funds.” Certain Funds may also be referred to as “Municipal Funds” if they invest certain of their assets in municipal investments described below.

Each Fund is organized either as a Maryland corporation, a Massachusetts business trust or a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease and clarity of presentation, shares of common stock and shares of beneficial interest are referred to herein as “shares” or “Common Stock,” holders of shares of Common Stock are referred to as “shareholders,” the trustees or directors of each Fund are referred to as “Directors,” BlackRock Advisors, LLC, BlackRock Fund Advisors or their respective affiliates is the investment adviser or manager of each Fund and is referred to herein as the “Manager” or “BlackRock,” and the investment advisory agreement or management agreement applicable to each Fund is referred to as the “Management Agreement.” Each Fund’s Articles of Incorporation or Declaration of Trust, together with all amendments thereto, is referred to as its “charter.” The Investment Company Act of 1940, as amended, is referred to herein as the “Investment Company Act.” The Securities Act of 1933, as amended, is referred to herein as the “Securities Act.” The Securities and Exchange Commission is referred to herein as the “Commission” or the “SEC.”

Certain Funds are “feeder” funds (each, a “Feeder Fund”) that invest all or a portion of their assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of a master limited liability company (each, a “Master LLC”), a mutual fund that has the same objective and strategies as the Feeder Fund. All investments are generally made at the level of the Master Portfolio. This structure is sometimes called a “master/feeder” structure. A Feeder Fund’s investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this SAI uses the term “Fund” to include both a Feeder Fund and its Master Portfolio.

In addition to containing information about the Funds, Part II of this SAI contains general information about all funds in the BlackRock-advised fund complex. Certain information contained herein may not be relevant to a particular Fund.

INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund’s Prospectus and the “Investment Objectives and Policies” section of Part I of this SAI for further information on each Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified in Part I of this SAI as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s Statement of Additional Information and should not be relied on by investors in that Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s Statement of Additional Information.

144A Securities. A Fund may purchase securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Directors. The Directors have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of 144A securities. The Directors, however, will retain sufficient oversight and will ultimately be responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Asset-Based Securities. Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Fund will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the Manager has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the Manager may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Bank Loans. Certain Funds may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund’s manager to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Funds may enter into Participations and Assignments on a forward commitment or “when issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when issued securities, see “When Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Funds’ manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.

The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

In certain circumstances, Loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Fund, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.

Borrowing and Leverage. Each Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Certain Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Funds may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Manager from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Cash Flows; Expenses. The ability of each Fund to satisfy its investment objective depends to some extent on the Manager’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The Manager will make investment changes to a Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Fund’s target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency and accounting costs) that will be borne by the Funds. Finally, since each Fund seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Fund’s assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions (“U.S. Government Securities”); (ii) other fixed-income securities rated Aa or higher by Moody’s or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.

Collateralized Debt Obligations. Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Investments in a CLO organized outside of the United States may not be deemed to be foreign securities if the CLO is collateralized by a pool of loans, a substantial portion of which are U.S. loans. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial Paper. Certain Funds may purchase commercial paper. Commercial paper purchasable by each Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act. Most Funds can purchase commercial paper rated (at the time of purchase) “A-1” by S&P or “Prime-1” by Moody’s or when deemed advisable by a Fund’s Manager or sub-adviser, “high quality” issues rated “A-2”, “Prime-2” or “F-2” by S&P, Moody’s or Fitch, respectively.

Commodity-Linked Derivative Instruments and Hybrid Instruments. Certain Funds seek to gain exposure to the commodities markets primarily through investments in hybrid instruments. Hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to under-perform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Qualifying Hybrid Instruments. Certain Funds may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act and the regulations adopted thereunder. A hybrid instrument that qualifies for this exclusion from regulation must be “predominantly a security.” A hybrid instrument is considered to be predominantly a security if (a) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument; (b) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (a), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity; (c) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and (d) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to applicable provisions of the Commodity Exchange Act. Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note. With a principal protected hybrid instrument, the Fund will receive at maturity the greater of the par value of the note or the increase in its value based on the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. The Manager’s decision whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and, therefore, depends on the creditworthiness of the issuer. With full principal protection, the Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

Hybrid Instruments Without Principal Protection. Certain Funds may invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors that the Manager believes are relevant.

Limitations on Leverage. Some of the hybrid instruments in which a Fund may invest may involve leverage. To avoid being subject to undue leverage risk, a Fund will seek to limit the amount of economic leverage it has under any one hybrid instrument that it buys and the leverage of the Fund’s overall portfolio. A Fund will not invest in a hybrid instrument if, at the time of purchase: (i) that instrument’s “leverage ratio” exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable or (ii) the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase. “Leverage ratio” is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. Conversely, a hybrid instrument with a leverage factor of 150% would suffer a 1.5% loss if the underlying economic variable lost 1% of its value. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in a Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on a Fund’s use of leverage stated above conflicts with the Investment Company Act or the rules and regulations thereunder, the Fund will comply with the applicable provisions of the Investment Company Act. A Fund may at times or from time to time decide not to use leverage in its investments or use less leverage than may otherwise be allowable.

Counterparty Risk. A significant risk of hybrid instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor’s counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (e.g., ratings of AAA or AA by S&P). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity. However, with a hybrid instrument, a Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Fund’s objective than alternative investments. For example, the Manager may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities.

All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by Fund management, a Fund’s investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities.

During periods of rising interest rates, the average life of certain fixed-income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

The value of fixed-income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed-income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Funds are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Fund’s assets will vary.

Depositary Receipts (ADRs, EDRs and GDRs). Certain Funds may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Foreign Investment Risks.”

Derivatives

Each Fund may use instruments referred to as derivative securities. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives for hedging purposes. Certain Funds may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Unless otherwise permitted, no Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund’s hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use derivative instruments and trading strategies, including the following:

Indexed and Inverse Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, the Fund’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices. A Fund may also invest in so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Fund that allow the Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

The Funds may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments (“inverse floaters”). Inverse floaters are securities the potential of which is inversely related to changes in interest rates. In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term rates decrease. Municipal tender option bonds, both taxable and tax-exempt, which may include inverse floating rate debt instruments, (including residual interests thereon) are excluded from this 10% limitation.

Swap Agreements. A Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated liquid, unencumbered assets, marked to market daily, to avoid any potential leveraging of the Fund’s portfolio.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Manager’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will seek to lessen this risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for over-the-counter (“OTC”) option counterparties. Swap agreements also bear the risk that a Fund will not be able to meet its payment obligations to the counterparty. As noted, however, a Fund will segregate liquid assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the Fund’s liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies, may limit the Fund’s ability to use swap agreements. The swap market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect each Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

See “Credit Default Swap Agreements,” “Interest Rate Swaps, Caps and Floors” and “Municipal Interest Rate Swap Agreements” below for further information on particular types of swap agreements that may be used by certain Funds.

Interest Rate Swaps, Caps and Floors. In order to hedge the value of a Fund’s portfolio against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Fund may also invest in interest rate swaps to enhance income or to increase the Fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). In an interest rate swap, a Fund may exchange with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds a mortgage-backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Fund to offset a decline in the value of the mortgage-backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams). Inasmuch as these transactions are entered into for good faith hedging purposes, the Manager believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

If the interest rate swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be maintained in a segregated account.

Typically the parties with which a Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. A Fund will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. If there is a default by the counterparty to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain Federal income tax requirements may limit a Fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. Certain Funds may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Contracts for Difference. Certain Funds may enter into contracts for difference. Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed-income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Interest Rate Transactions and Swaptions. A Fund, to the extent permitted under applicable law, may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”) on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”. Caps and floors are less liquid than swaps.

A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

A Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its Manager or sub-adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by Commission guidelines. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Types of Options

Options on Securities and Securities Indices. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rates (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such investments may be made on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Call Options. A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets designated on the adviser’s or sub-adviser’s books and records to the extent required by Commission guidelines.

A Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund’s exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker-dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. A Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid assets. A Fund will receive a premium for writing a put option, which increases the Fund’s return. With respect to BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock International V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock S&P 500 V.I. Fund, BlackRock Value Opportunities V.I. Fund, each a series of BlackRock Variable Series Funds, Inc., and BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock Large Cap Core Portfolio, each a series of BlackRock Series Fund, Inc., a Fund will not sell puts if, as a result, more than 50% of the Fund’s assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a Fund will segregate unencumbered liquid assets with a value at least equal to the Fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss.

Options on Government National Mortgage Association (“GNMA”) Certificates. The following information relates to the unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Fund, as a writer of a GNMA call holding GNMA Certificates as “cover” to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Fund will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its “cover.”

A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such Certificate with a certificate that represents cover. When a Fund closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Risks Associated with Options. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures

A Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

To maintain greater flexibility, a Fund may invest in instruments which have characteristics similar to futures contracts. These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

When a Fund engages in transactions in futures and options on futures, the Fund will segregate liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transactions (as calculated pursuant to requirements of the Commission).

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s or sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. “Straddles” of the type that may be used by a Fund are considered to constitute hedging transactions. Certain Funds have a fundamental investment restriction that restricts currency option straddles. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. A Fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). A Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

A Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. A Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, a Fund may hold both Canadian government bonds and Japanese government bonds, and the adviser or sub-adviser may believe that Canadian dollars will deteriorate against Japanese yen. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Funds are classified as non-deliverable forwards (NDF). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Certain Funds have fundamental restrictions that permit the purchase of currency options, but prohibit the writing of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily. A Fund’s exposure to futures or options on currencies will be covered as described below under “Risk Factors in Derivatives.”

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.

Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what that Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses that exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will segregate liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission).

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Distressed Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.

A Fund will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

Dollar Rolls. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. At the time a Fund enters into a dollar roll transaction, the Manager or sub-adviser will designate assets on its books and records in an amount equal to the amount of the Fund’s commitments and will subsequently monitor the account to ensure that its value is maintained.

Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. At the time a Fund sells securities and agrees to repurchase securities at a future date, the Fund will segregate liquid assets with a value equal to the repurchase price. A Fund may engage in dollar roll transactions to enhance return. Each dollar roll transaction is accounted for as a sale or purchase of a portfolio security and a subsequent purchase or sale of a substantially similar security in the forward market. Successful use of mortgage dollar rolls may depend upon the Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Equity Securities. Equity securities include common stock and, for certain Funds, preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; general and limited partnerships and limited liability companies; and depositary receipts. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

From time to time certain of the Funds may invest in shares of companies through initial public offerings (“IPOs”). IPOs have the potential to produce, and have in fact produced, substantial gains for certain Funds. There is no assurance that any Fund will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The Funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the OTC markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell a Fund’s investment than if the Fund held the securities of larger, more established companies.

Exchange Traded Notes (“ETNs”). Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Foreign Investment Risks. Certain Funds may invest in foreign securities, including securities from issuers located in emerging market countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.

In addition to equity securities, foreign investments of the Funds may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Publicly Available Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Funding Agreements. Certain Funds may invest in Guaranteed Investment Contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Guarantees. A Fund may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds, which are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Information Concerning the Indexes.

Standard & Poor’s® 500 Index (“S&P 500”). “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of McGraw-Hill Financial and have been licensed for use by certain BlackRock Funds. No Fund is sponsored, endorsed, sold or promoted by S&P, a division of McGraw-Hill Financial. S&P makes no representation regarding the advisability of investing in any Fund. S&P makes no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P’s only relationship to certain Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of a Fund or the owners of shares of a Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices and amount of any Fund or the timing of the issuance or sale of shares of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of any Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by a Fund, owners of shares of a Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Russell® Indexes. No Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments. Russell Investments is not responsible for and has not reviewed any Fund nor any associated literature or publications and Russell Investments makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell Investments reserves the right, at any time and without notice, to alter, amend, terminate or in any way change a Russell Index. Russell Investments has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell Investments’ publication of the Russell Indexes in no way suggests or implies an opinion by Russell Investments as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes is based. Russell Investments makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell Investments makes no representation or warranty regarding the use, or the results of use, of the Russell Indexes or any data included therein, or any security (or combination thereof) comprising the Russell Indexes. Russell Investments makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Indexes or any data or any security (or combination thereof) included therein.

MSCI Indexes. The MSCI Europe, Australasia and Far East (Capitalization Weighted) Index (“EAFE Index”) and the MSCI All-Country World ex-US Index (“ACWI ex-US Index” and together with the EAFE Index, the “MSCI Indexes” and individually an “MSCI Index”) are the exclusive property of MSCI, Inc. (“MSCI”). The EAFE Index and ACWI ex-US Index are service marks of MSCI and have been licensed for use by the Manager and its affiliates.

No Fund is sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of an MSCI Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes. MSCI has no obligation to take the needs of any Fund or the owners of shares of a Fund into consideration in determining, composing or calculating an MSCI Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of any Fund to be issued or in the determination or calculation of the equation by which the shares of a Fund are redeemable for cash. MSCI has no obligation or liability to owners of shares of a Fund in connection with the administration, marketing or trading of the Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of an MSCI Index from sources which MSCI considers reliable, MSCI does not guarantee the accuracy and/or the completeness of the MSCI Index or any data included therein. MSCI makes no warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of shares of a Fund, or any other person or entity from the use of an MSCI Index or any data included therein in connection with the rights licensed hereunder or for any other use. MSCI makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

FTSE (“Financial Times Stock Exchange”) Indexes. No Fund is promoted, sponsored or endorsed by, nor in any way affiliated with FTSE. FTSE is not responsible for and has not reviewed any Fund nor any associated literature or publications and FTSE makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

FTSE reserves the right, at any time and without notice, to alter, amend, terminate or in any way change a FTSE Index. FTSE has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating the FTSE Index.

Initial Public Offering (“IPO”) Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks. IPOs have the potential to produce substantial gains. There is no assurance that any Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

Investment Grade Debt Obligations. Certain Funds may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Fund’s Manager. Certain Funds may invest in debt securities rated Aaa by Moody’s or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of a Fund is subsequently downgraded below investment grade, the Fund’s Manager will consider such an event in determining whether the Fund should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Fund may hold, although under normal market conditions the Manager does not expect to hold these securities to a material extent.

See Appendix A to this SAI for a description of applicable securities ratings.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in a Fund’s prospectus, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, certain Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Interest Rate Transactions and Currency Swaps,” Foreign Currency Transactions” and “Options and Futures Contracts.”

Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. Certain Funds may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments.

On March 11, 2011, a powerful earthquake and resulting tsunami struck northeastern Japan causing major damage along the coast, including damage to nuclear power plants in the region. This disaster, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.

Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The Investment Company Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The expense ratios of the Funds investing significantly in foreign securities can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. The Russian securities market suffers from a variety of problems described above in “Investment in Emerging Markets” not encountered in more developed markets. The Russian securities market is relatively new, and a substantial portion of securities transactions are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets.

Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact the Fund.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Brady Bonds. A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investment in Other Investment Companies. Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including money market funds and exchange traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. Under the Investment Company Act, however, a Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under the Investment Company Act a Fund may not acquire securities of an investment company if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and a Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio.) In addition to the restrictions on investing in other investment companies discussed above, a Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other BlackRock-advised investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to the Investment Company Act (or alternatively, pursuant to exemptive orders received from the Commission) these percentage limitations do not apply to investments in affiliated money market funds, and under certain circumstances, do not apply to investments in affiliated investment companies, including ETFs. In addition, many third-party ETFs have obtained exemptive relief from the Commission to permit unaffiliated funds (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. Further, under certain circumstances a Fund may be able to rely on certain provisions of the Investment Company Act to invest in shares of unaffiliated investment companies beyond the statutory limits noted above, but subject to certain other statutory restrictions.

As with other investments, investments in other investment companies are subject to market and selection risk.

Shares of investment companies, such as closed-end fund investment companies, that trade on an exchange may at times be acquired at market prices representing premiums to their net asset values. In addition, investment companies held by a Fund that trade on an exchange could trade at a discount from net asset value, and such discount could increase while the Fund holds the shares. If the market price of shares of an exchange-traded investment company decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.

In addition, if a Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by BlackRock. Please see the relevant Fund’s prospectus to determine whether any such management and advisory fees have been waived by BlackRock. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. Pursuant to guidance issued by the staff of the Commission, fees and expenses of money market funds used for the investment of cash collateral received in connection with loans of Fund securities are not treated as “acquired fund fees and expenses,” which are fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

To the extent shares of a Fund are held by an affiliated fund, the ability of the Fund itself to purchase other affiliated investment companies may be limited. In addition, a fund-of-funds (e.g., an investment company that seeks to meet its investment objective by investing significantly in other investment companies) may be limited in its ability to purchase affiliated underlying funds if such affiliated underlying funds themselves own shares of affiliated funds.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The restrictions on investments in securities of investment companies set forth above may limit opportunities for a Fund to invest indirectly in certain developing countries.

Junk Bonds. Non-investment grade or “high yield” fixed-income or convertible securities commonly known to investors as “junk bonds” are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

The major risks in junk bond investments include the following:

•

Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•

The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

•

Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

•

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•

Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on those of other higher rated fixed-income securities.

•

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities, and judgment plays a more important role in determining such valuations.

•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•

The junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

•

The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities a Fund holds. Because of this, the Fund’s performance may depend more on the sub-adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting non-investment grade securities, the adviser or sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The sub-adviser continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s sub-adviser will consider whether the Fund should continue to hold the security.

In the event that a Fund investing in high yield securities experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the junk bond markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Lease Obligations. A Fund may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

The Manager will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Manager will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Life Settlement Investments. A Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value but less than the net benefits to be paid under the policies. When a Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Investments in these contracts involve certain risks, including liquidity risk, credit risk of the insurance company, and inaccurate estimations of life expectancy of the insured individuals (viators). These policies are considered illiquid in that they are bought and sold in a secondary market through life settlement agents. As such, a Fund’s investments in life settlement contracts are subject to the Fund’s investment restriction relating to illiquid securities. Also, in the event of a bankruptcy of the insurance carrier for a policy, the Fund may receive reduced or no benefits under the contract. A Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, a Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. A Fund intends to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether the income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test a Fund must satisfy each year to qualify as a regulated investment company (“RIC”). A Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

Liquidity Management. As a temporary defensive measure, if its Manager determines that market conditions warrant, certain Funds may invest without limitation in high quality money market instruments. Certain Funds may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Master Limited Partnerships. Certain Funds may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, a Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Certain Funds intend to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Merger Transaction Risk. In replicating its target index, a Fund may buy stock of the target company in an announced merger transaction prior to the consummation of such transaction. In that circumstance, a Fund would expect to receive an amount (whether in cash, stock of the acquiring company or a combination of both) in excess of the purchase price paid by the Fund for the target company’s stock. However, a Fund is subject to the risk that the merger transaction may be canceled, delayed or restructured, in which case a Fund’s holding of the target company’s stock may not result in any profit for the Fund and may lose significant value.

Mezzanine Investments. Certain Funds, consistent with their restrictions on investing in securities of a specific credit quality, may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Certain Funds may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of a Fund’s investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

To the extent consistent with their investment objectives, a Fund may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Money Market Securities. Certain Funds may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Funds may invest in:

(a)	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

(b)	high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)	unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Fund’s Manager;

(d)	asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

(e)	securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts;

(f)	dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities;

(g)	funding agreements issued by highly-rated U.S. insurance companies;

(h)	securities issued or guaranteed by state or local governmental bodies;

(i)	repurchase agreements relating to the above instruments;

(j)	municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States;

(k)	fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(l)	tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(m)	municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(n)	unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by the Fund’s Manager under guidelines established by the Board; and

(o)	municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

Mortgage-Related Securities

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in mortgage-backed securities involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but that usually have some form of private credit enhancement. All of these three types of securities are considered “mortgage-related securities” for purposes of BATS: Series A Portfolio’s fundamental investment restriction relating to concentration.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans’ Administration (“VA”)-guaranteed mortgages. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet a Fund’s quality standards. Any mortgage-related securities that are issued by private issuers have some exposure to subprime loans as well as to the mortgage and credit markets generally.

In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, often referred to as a “tranche,” each issued at a specific adjustable or fixed interest rate, and bearing a different stated maturity date and each must be fully retired no later than its final distribution date. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Fund’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Fund may also invest in, among other things, parallel pay CMOs, sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index (“COFI”), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Classes of CMOs also include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PAC bonds generally require payments of a specified amount of principal on each payment date. The scheduled principal payments for PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments. After that schedule of payments has been completed, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then used to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through one or more investment banking firms acting as brokers or dealers. CMO residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests.

Stripped Mortgage-Backed Securities. A Fund may invest in stripped mortgage-backed securities (“SMBSs”) issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage-backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or PO class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or IO class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Fund may purchase securities of a PO class, a Fund is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Fund generally will purchase IOs only as a component of so called “synthetic” securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Fund because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

TBA Commitments. Certain Funds may enter into “to be announced” or “TBA” commitments. TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. See “When Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

Municipal Investments

The Municipal Funds may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (“Municipal Bonds”). Certain of the Municipal Funds may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (“State Municipal Bonds”). The Municipal Funds may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (“Non-Municipal Tax-Exempt Securities”). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for Federal income tax purposes will be considered “Municipal Bonds” for purposes of a Municipal Fund’s investment objective and policies. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of a designated state and/or allow the value of a Fund’s shares to be exempt from state and local personal property taxes of that state will be considered “State Municipal Bonds” for purposes of the investment objective and policies of each of California Municipal Opportunities Fund, New Jersey Municipal Bond Fund, New York Municipal Opportunities Fund and Pennsylvania Municipal Bond Fund.

Risk Factors and Special Considerations Relating to Municipal Bonds. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.

The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which a Fund invests.

Description of Municipal Bonds. Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of Municipal Bonds are “general obligation” and “revenue” or “special obligation” bonds, which latter category includes private activity bonds (“PABs”) (or “industrial development bonds” under pre-1986 law).

General Obligation Bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

PABs. PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Moral Obligation Bonds. “Moral obligation” bonds are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that created the special purpose public authority that issued the bonds.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and a Fund may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

Municipal Lease Obligations. Also included within the general category of Municipal Bonds are certificates of participation (“COPs”) issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “lease obligations”) relating to such equipment, land or facilities. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Fund’s net assets. A Fund may, however, invest without regard to such limitation in lease obligations that the Manager, pursuant to guidelines that have been adopted by the Directors and subject to the supervision of the Directors, determines to be liquid. The Manager will deem lease obligations to be liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody’s, or BBB or better by S&P or Fitch Ratings (“Fitch”). Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Manager must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement — such as insurance — the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Fund’s operating expenses and adversely affect the net asset value of a Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Fund would not have the right to take possession of the assets. Any income derived from a Fund’s ownership or operation of such assets may not be tax-exempt. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), may limit the extent to which a Fund may exercise its rights by taking possession of such assets, because as a regulated investment company a Fund is subject to certain limitations on its investments and on the nature of its income.

Tender Option Bonds. Certain Funds may invest in residual inverse floating rate interest tender option bonds (“TOB Residuals”), which are derivative interests in Municipal Bonds. The TOB Residuals in which the Funds will invest pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular Federal income tax. BlackRock will not conduct its own analysis of the tax status of the interest or income paid by TOB Residuals held by the Funds, but will rely on the opinion of counsel to the issuer. Although volatile, TOB Residuals typically offer the potential for yields exceeding the yields available on fixed rate Municipal Bonds with comparable credit quality. The Funds may invest in TOB Residuals for the purpose of using economic leverage.

TOB Residuals represent beneficial interests in a special purpose trust formed for the purpose of holding Municipal Bonds contributed by one or more funds (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and TOB Residuals, which are generally issued to the fund(s) that transferred Municipal Bonds to the TOB Trust. The Funds may invest in both TOB Floaters and TOB Residuals. TOB Floaters may have first priority on the cash flow from the Municipal Bonds held by the TOB Trust and are enhanced with a liquidity support arrangement from a third party Liquidity Provider (defined below) which allows holders to tender their position at par (plus accrued interest). A Fund, as a holder of TOB Residuals, is paid the residual cash flow from the TOB Trust. A Fund that contributes the Municipal Bonds to the TOB Trust is paid the cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction costs, and typically will invest the cash to purchase additional Municipal Bonds or other investments permitted by its investment policies. If a Fund ever purchases all or a portion of the TOB Floaters sold by the TOB Trust, it may surrender those TOB Floaters together with a proportionate amount of TOB Residuals to the TOB Trust in exchange for a proportionate amount of the Municipal Bonds owned by the TOB Trust.

Other BlackRock-advised funds may contribute Municipal Bonds to a TOB Trust into which a Fund has contributed Municipal Bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will generally be shared among the funds ratably in proportion to their participation in the TOB Trust.

The Municipal Bonds transferred to a TOB Trust typically are high grade Municipal Bonds. In certain cases, when Municipal Bonds transferred are lower grade Municipal Bonds, the TOB Trust transaction includes a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider. The TOB Trust would be responsible for the payment of the credit enhancement fee and a Fund, as a TOB Residual holder, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider.

The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Floaters to tender their notes to the TOB Trust at par plus accrued interest. Thereafter, the Fund may withdraw a corresponding share of the Municipal Bonds from the TOB Trust. This transaction, in effect, creates exposure for the Fund to the entire return of the Municipal Bonds in the TOB Trust, with a net cash investment by the Fund that is less than the value of the Municipal Bonds in the TOB Trust. This multiplies the positive or negative impact of the Municipal Bonds’ return within the Fund (thereby creating leverage). The leverage within a TOB Trust depends on the value of the Municipal Bonds deposited in the TOB Trust relative to the value of the TOB Floaters it issues.

A Fund may invest in highly leveraged TOB Residuals. A TOB Residual generally is considered highly leveraged if the principal amount of the TOB Floaters issued by the related TOB Trust exceeds 75% of the principal amount of the Municipal Bonds owned by the TOB Trust.

The TOB Trust may be collapsed without the consent of a Fund upon the occurrence of tender option termination events (“TOTEs”) and mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the Municipal Bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the Municipal Bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the Municipal Bonds, and a judgment or ruling that interest on the Municipal Bonds is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Floaters, the inability of the TOB Trust to obtain renewal of the liquidity support agreement, and a substantial decline in the market value of the Municipal Bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the remarketing agent of the TOB Floaters and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the holders of the TOB Floaters would be paid senior to the TOB Residual holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of TOB Floaters and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their TOB Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non-occurrence of a TOTE described above). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered TOB Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters.

When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the Municipal Bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, it will typically enter into a reimbursement agreement with the Liquidity Provider pursuant to which the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple BlackRock-advised funds participate in any such TOB Trust, these losses will be shared ratably, in proportion to their participation in the TOB Trust.

Under accounting rules, Municipal Bonds of a Fund that are deposited into a TOB Trust are investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding TOB Floaters issued by a TOB Trust are presented as liabilities in the Fund’s Statement of Assets and Liabilities. Interest income from the underlying Municipal Bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration, trustee and other services to a TOB Trust are reported as expenses of a Fund. In addition, under accounting rules, loans made to a TOB Trust sponsored by a Fund may be presented as loans of the Fund in the Fund’s financial statements even if there is no recourse to the Fund’s assets.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for Municipal Bonds with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option. Since the tender option feature has a shorter term than the final maturity or first call date of the underlying Municipal Bonds deposited in the TOB Trust, the holder of the TOB Floaters relies upon the terms of the agreement with the financial institution furnishing the liquidity facility as well as the credit strength of that institution. The risk associated with TOB Floaters, however, may be increased in the current market environment as a result of recent downgrades to the credit ratings, and thus the perceived reliability and creditworthiness, of many major financial institutions, some of which sponsor and/or provide liquidity support to TOB Trusts. This in turn may reduce the desirability of TOB Floaters as investments, which could impair the viability or availability of TOB Trusts.

The use of TOB Residuals will require the Fund to earmark or segregate liquid assets in an amount equal to any TOB Floaters, plus any accrued but unpaid interest due on the TOB Floaters, issued by TOB Trusts sponsored by, or on behalf of, the Fund that are not owned by the Fund. The use of TOB Residuals may also require the Fund to earmark or segregate liquid assets in an amount equal to loans provided by the Liquidity Provider to the TOB Trust to purchase tendered TOB Floaters. The Fund reserves the right to modify its asset segregation policies in the future to the extent that such changes are in accordance with applicable regulations or interpretations. Future regulatory requirements or SEC guidance may necessitate more onerous contractual or regulatory requirements, which may increase the costs or reduce the degree of potential economic benefits of TOB Trust transactions or limit the Fund’s ability to enter into or manage TOB Trust transactions.

Recent Developments in the TOB Trust Market. On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the Volcker Rule. The Volcker Rule precludes banking entities and their affiliates from sponsoring TOB Trusts as such Trusts have been structured prior to the effective date of the Volcker Rule. Banking entities subject to the Volcker Rule are required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts that were not in place prior to December 31, 2013, and by July 21, 2016, with respect to investments in and relationships with TOB Trusts that were in place prior to December 31, 2013. As a result, TOB Trusts may need to be restructured or unwound.

In response to the restrictions imposed by the Volcker Rule, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule. Specifically, a Fund will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, a Fund. A Fund may utilize service providers in meeting these responsibilities. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or a Fund’s ability to hold TOB Residuals. Under the new TOB Trust structure, a Fund will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Service providers to a TOB Trust, such as administrators, liquidity providers, trustees, and remarketing agents, would be acting at the direction of, and as agent of, the Fund as the TOB Residual holder. Similar to the current tender option bond structure, a Fund would deposit Municipal Bonds into the TOB Trust in exchange for TOB Residuals, the TOB Trust would then issue and sell TOB Floaters to third party investors, and the proceeds of the sale of the TOB Floaters would be distributed to such TOB Residual holders (i.e., the Fund). Tendered TOB Floaters would continue to be supported by a remarketing agent and a liquidity facility. However, the remarketing agent is not anticipated to purchase tendered TOB Floaters for its own account in the event of a failed remarketing, which may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. In the event of a failed remarketing of TOB Floaters, the Liquidity Provider, at its option, may advance a loan to the TOB Trust the proceeds of which would be used by the TOB Trust to purchase the tendered TOB Floaters. The Liquidity Provider is not obligated to advance such a loan. The TOB Trust would be the borrower with respect to any such loan. Any loans made by a Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust.

Similar to the current structure for TOB Trusts, a Fund may hold either non-recourse TOB Residuals or recourse TOB Residuals under the new structure. In the event of a Liquidation Shortfall, there would generally be no contractual recourse to the Fund’s assets if the Fund holds a non-recourse TOB Residual. However, as described above, a Fund would bear the risk of loss with respect to any Liquidation Shortfall if it holds a recourse TOB Residual.

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s Municipal Bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurance that a Fund can successfully enter into restructured TOB Trust transactions in order to refinance its existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Fund unwinds existing TOB Trusts.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

Yields. Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. A Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Funds have been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that any Fund will invest more than a limited amount of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, a Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Fund’s yield on a VRDO will increase and the Fund’s shareholders will have a reduced risk of capital depreciation.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to a Fund’s restriction on illiquid investments unless, in the judgment of the Directors such VRDO is liquid. The Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Directors, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

The VRDOs and Participating VRDOs in which a Fund may invest will be in the following rating categories at the time of purchase: MIG-1/ VMIG-1 through MIG-3/VMIG-3 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody’s), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch).

Transactions in Financial Futures Contracts. The Municipal Funds and certain other funds deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin.

The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by a Municipal Fund. As a result, a Municipal Fund’s ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Municipal Fund’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Bonds held by a Municipal Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Bonds held by a Municipal Fund may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Call Rights. A Fund may purchase a Municipal Bond issuer’s right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of a Fund’s net assets.

Municipal Interest Rate Swap Transactions. In order to hedge the value of a Fund against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Securities Industry and Financial Markets Association Municipal Swap Index swaps (“SIFMA Swaps”). To the extent that a Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions primarily as a hedge rather than as a speculative investment. However, a Fund also may invest in MMD Swaps and SIFMA Swaps to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Fund may purchase and sell SIFMA Swaps in the SIFMA swap market. In a SIFMA Swap, a Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the SIFMA Municipal Swap Index). Because the underlying index is a tax-exempt index, SIFMA Swaps may reduce cross-market risks incurred by a Fund and increase a Fund’s ability to hedge effectively. SIFMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a SIFMA Swap is approximately equal to the duration of a fixed-rate Municipal Bond with the same attributes as the swap (e.g., coupon, maturity, call feature).

A Fund may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, a Fund can create a synthetic long or short position, allowing the Fund to select the most attractive part of the yield curve. An MMD Swap is a contract between a Fund and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in SIFMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. A Fund has no obligation to enter into SIFMA or MMD Swaps and may not do so. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

Insured Municipal Bonds. Bonds purchased by a Fund may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a bond’s market value. Also, the Fund cannot be certain that any insurance company does not make these payments. In addition, if the Fund purchases the insurance, it may pay the premiums, which will reduce the Fund’s yield. The Fund seeks to use only insurance companies with claims paying ability, financial strength, or equivalent ratings of at least investment grade. However, if insurance from insurers with these ratings is not available, the Fund may use insurance companies with lower ratings or stop purchasing insurance or insured bonds. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Build America Bonds. If a Fund holds Build America Bonds, the Fund may be eligible to receive a Federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the fund receiving a tax credit. The interest on Build America Bonds is taxable for Federal income tax purposes. If the Fund does receive tax credits from Build America Bonds or other tax credit bonds on one or more specified dates during the fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “Build America Bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. If the Fund were to so elect, a shareholder would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits, and such amount would be subject to withholding provisions of the Code. Certain limitations may apply on the extent to which the credit may be claimed.

Net Interest Margin (NIM) Securities. A Fund may invest in net interest margin (“NIM”) securities. These securities are derivative interest-only mortgage securities structured off home equity loan transactions. NIM securities receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage-backed securities, the yield to maturity on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Participation Notes. A Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations.

The Fund is subject to counterparty risk associated with each issuer. Investment in a participation note is not the same as investment in the constituent shares of the company. A participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant underlying security. In other words, shares of the underlying security are not in any way owned by the Fund. However each participation note synthetically replicates the economic benefit of holding shares in the underlying security. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations. A Fund attempts to mitigate that risk by purchasing only from issuers which BlackRock deems to be creditworthy.

The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. The fund may, but is not required to, purchase credit protection against the default of the issuer. When the participation note expires or a Fund exercises the participation note and closes its position, that Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs). The price, performance and liquidity of the participation note are all linked directly to the underlying security. A Fund’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note.

Pay-in-kind Bonds. Certain Funds may invest in Pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, each Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Portfolio Turnover Rates. A Fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Manager believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of a Fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Preferred Stock. Certain of the Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Real Estate Investment Trusts (“REITs”). In pursuing its investment strategy, a Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Generally, dividends received by a Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with a Fund, to repurchase a security sold to the Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund and the purchaser receives any interest on the security paid during the period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. A Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians.

Some repurchase agreements and purchase and sale contracts are structured to result in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations. However, in the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default.

Both types of agreement usually cover short periods, such as less than one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund’s Manager or sub-adviser will monitor the creditworthiness of the seller, and a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund does not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts. The Fund’s Manager or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the applicable custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

In any repurchase transaction to which a Fund is a party, collateral for a repurchase agreement may include cash items and obligations issued by the U.S. Government or its agencies or instrumentalities. For certain Funds, however, collateral may include instruments other than cash items and obligations issued by the U.S. Government or its agencies or instrumentalities, including securities that the Fund could not hold directly under its investment strategies without the repurchase obligation.

The type of collateral underlying repurchase agreements may also pose certain risks for a Fund. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a particular date and price. A Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights Offerings and Warrants to Purchase. Certain Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock.

Risks of Investing in China. Investments in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”) involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet and the Xinjiang region. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan,

India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

The Chinese government may intervene in the Chinese financial markets, such as by the imposition of trading restrictions, a ban on “naked” short selling or the suspension of short selling for certain stocks. This may affect market price and liquidity, and may have an unpredictable impact on the investment activities of the Funds. Furthermore, such market interventions may have a negative impact on market sentiment which may in turn affect the performance of the securities markets and as a result the performance of the Funds.

In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation. Custodians may not be able to offer the level of service and safe-keeping in relation to the settlement and administration of securities in China that is customary in more developed markets. In particular, there is a risk that a Fund may not be recognized as the owner of securities that are held on behalf of the Fund by a sub-custodian.

The Renminbi (“RMB”) is not currently a freely convertible currency and is subject to foreign exchange control policies and repatriation restrictions imposed by the Chinese government. The imposition of currency controls may negatively impact performance and liquidity in the Funds as capital may become trapped in the PRC. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments. Investing in entities either in, or which have a substantial portion of their operations in, the PRC may require the Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs and delays to the Funds.

While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers.

The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.

Risk of Investing through Stock Connect. China A-shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) (“A-shares”). Foreign investment in A-shares on the SSE and SZSE is historically not permitted, other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems. Each license permits investment in A-shares only up to a specified quota.

Investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. Certain Funds may invest in A-shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE would be effectuated through its Hong Kong broker.

Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the quota balance). These limitations may restrict a Fund from investing in A-shares on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change.

Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to a Fund. A-shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. For example, PRC regulations require that in order for an investor to sell any A-share on a certain trading day, there must be sufficient A-shares in the investor’s account before the market opens on that day. If there are insufficient A-shares in the investor’s account, the sell order will be rejected by the SSE. The Stock Exchange of Hong Kong (“SEHK”) carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through Stock Connect. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, since all trades of eligible Stock Connect A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

A-shares held through the nominee structure under Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of a Fund as the beneficial owner of the SSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the SSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the

HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE-listed company.

A Fund’s investments through Stock Connect’s Northbound Trading Link are not covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. In addition, since a Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.

Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the border of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted.

Stock Connect launched on November 17, 2014 and is in its initial stages. The current regulations are untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that Stock Connect will not be discontinued. New regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. In the event that the relevant systems fail to function properly, trading in both markets through Stock Connect could be disrupted and a Fund’s ability to achieve its investment objective may be adversely affected. In addition, a Fund’s investments in A-shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for a Fund. The SSE currently applies a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time.

Securities Lending. Each Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund is paid the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management’s judgment, such disposition is not desirable.

The process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Certain Funds have a fundamental investment restriction prohibiting short sales of securities unless they are “against-the-box.” In a short sale “against-the-box,” at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A Fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales “against the box” without being subject to such limitations.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Fund’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security pursuant to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the Manager’s or sub-adviser’s opinion, present minimal credit risks. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Structured Notes. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Issuers of structured notes include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes a Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. The secondary market for structured notes could be illiquid making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured notes and the resulting inability of the Fund to sell a structured note could expose the Fund to losses and could make structured notes more difficult for the Fund to value accurately.

Supranational Entities. A Fund may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Tax-Exempt Derivatives. Certain Funds may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (e.g., a Fund, or a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives the Fund an undivided interest in a Municipal Bond in the proportion the Fund’s participation bears to the total principal amount of the Municipal Bond, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The Municipal Bond Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service (the “IRS”) has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither a Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Tax-Exempt Preferred Shares. Certain Funds may invest in preferred interests of other investment funds that pay dividends that are exempt from regular Federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other investment companies. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries. The Municipal Bond Funds will treat investments in tax-exempt preferred shares as investments in municipal bonds.

Taxability Risk. Certain of the Funds intend to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trust Preferred Securities. Certain of the Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®” ); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

U.S. Government Obligations. A Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)). These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. Treasury Obligations. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Manager believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The Manager seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, the Manager believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Manager will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Manager, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. In the opinion of the Manager, there may be opportunities for certain companies to acquire other water utility companies and for foreign acquisition of domestic companies. The Manager believes that favorable investment opportunities may result from consolidation of this segment. As with other utilities, however, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, beginning January 1, 2014, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Fund, a rated security may cease to be rated. A Fund’s Manager or sub-adviser will consider such an event in determining whether the Fund should continue to hold the security.

Zero Coupon Securities. Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.

While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

A Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in a Fund’s exposure to zero coupon securities.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Manager and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See “Investment Restrictions” in Part I of each Fund’s Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. For these purposes, “cover” refers to the method selected from time to time by a Fund to cover its obligations under the OTC options written by it. Therefore, each Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund and the market value of the assets used as cover for OTC options currently outstanding that were sold by the Fund would exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are determined to be illiquid.

However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will only treat as illiquid that portion of the assets used as cover equal to the repurchase price of the option less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.”

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Code. See “Dividends and Taxes — Taxes.” To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of each Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income). For purposes of this restriction, the Municipal Funds generally will regard each state and each of its political subdivisions, agencies or instrumentalities and each multi-state agency of which the state is a member as a separate issuer. Each public authority that issues securities on behalf of a private entity generally will also be regarded as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity, then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of a Fund to the extent necessary to comply with changes to the Federal tax requirements. A Fund that is “diversified” under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Directors and Officers

See “Information on Directors and Officers, ‘— Biographical Information,’ ‘— Share Ownership’ and ‘— Compensation of Directors’” in Part I of each Fund’s Statement of Additional Information for biographical and certain other information relating to the Directors and officers of your Fund, including Directors’ compensation.

Management Arrangements

Management Services. The Manager provides each Fund with investment advisory and management services. Subject to the oversight of the Board of Directors, the Manager is responsible for the actual management of a Fund’s portfolio and reviews the Fund’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Fund.

Each Feeder Fund invests all or a portion of its assets in shares of a Master Portfolio. To the extent a Feeder Fund invests all of its assets in a Master Portfolio, it does not invest directly in portfolio securities and does not require management services. For such Feeder Funds, portfolio management occurs at the Master Portfolio level.

Management Fee. Each Fund has entered into a Management Agreement with the Manager pursuant to which the Manager receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. For information regarding specific fee rates for your Fund and the fees paid by your Fund to the Manager for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

For Funds that do not have an administrator, each Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund in connection with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are interested persons of the Fund. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by BlackRock Investments, LLC (“BRIL” or the “Distributor”); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Fund as defined in the Investment Company Act; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company (“State Street”) or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) pursuant to an agreement between State Street or BNY Mellon, as applicable, and each Fund. Each Fund pays a fee for these services. In addition, the Manager provides certain accounting services to each Fund and the Fund pays the Manager a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution and/or Shareholder Servicing Plans.”

Sub-Advisory Fee. The Manager of certain Funds has entered into one or more sub-advisory agreements (the “Sub-Advisory Agreements”) with the sub-adviser or sub-advisers identified in each such Fund’s prospectus (the “Sub-Adviser”) pursuant to which the Sub-Adviser provides sub-advisory services to the Manager with respect to the Fund. For information relating to the fees, if any, paid by the Manager to the Sub-Adviser pursuant to the Sub-Advisory Agreement for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

Organization of the Manager. BlackRock Advisors, LLC is a Delaware limited liability company and BlackRock Fund Advisors is a California corporation. Each Manager is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services.

Duration and Termination. Unless earlier terminated as described below, each Management Agreement and each Sub-Advisory Agreement will remain in effect for an initial two year period and from year to year thereafter if approved annually (a) by the Board of Directors or by a vote of a majority of the outstanding voting securities of a Fund and (b) by a majority of the Directors of the Fund who are not parties to such agreement or interested persons (as defined in the Investment Company Act) of any such party. Each Management Agreement automatically terminates on assignment and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

Other Service Arrangements

Administrative Services and Administrative Fee. Certain Funds have entered into an administration agreement (the “Administration Agreement”) with an administrator identified in the Fund’s Prospectus and Part I of the Fund’s Statement of Additional Information (each an “Administrator”). For its services to a Fund, the Administrator receives monthly compensation at the annual rate set forth in each applicable Fund’s prospectus. For information regarding any administrative fees paid by your Fund to the Administrator for the periods indicated, see “Management and Advisory Arrangements” in Part I of that Fund’s Statement of Additional Information.

For Funds that have an Administrator, the Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors of the Fund who are affiliated persons of the Administrator or any of its affiliates.

Duration and Termination of Administration Agreement. Unless earlier terminated as described below, each Administration Agreement will continue for an initial two year period and from year to year if approved annually (a)

by the Board of Directors of each applicable Fund or by a vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Directors of the Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (in this capacity, the “Transfer Agent”), a subsidiary of The Bank of New York Mellon Corporation, acts as each Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”) with the Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays the Transfer Agent a fee for the services it receives based on the type of account and the level of services required. Each Fund reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs sponsored by the Manager or its affiliates. For purposes of each Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system. Effective July 1, 2010, the Transfer Agent ceased to be an affiliate of the Funds.

Independent Registered Public Accounting Firm. The Audit Committee of each Fund, the members of which are non-interested Directors of the Fund, has selected an independent registered public accounting firm for that Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund’s Prospectus and Part I of this SAI for information on your Fund’s independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the “Custodian”) of each Fund are provided on the inside back cover page of the Fund’s Prospectus. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

For certain Feeder Funds, the Custodian also acts as the custodian of the Master Portfolio’s assets.

With respect to certain Funds, under an arrangement effective January 1, 2010, on a monthly basis, the Custodian nets the Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund.

Accounting Services. Each Fund has entered into an agreement with State Street or BNY Mellon, pursuant to which State Street or BNY Mellon provides certain accounting and administrative services to the Fund. Each Fund pays a fee for these services. State Street or BNY Mellon provides similar accounting services to the Master LLCs. The Manager or the Administrator also provides certain accounting services to each Fund and each Fund reimburses the Manager or the Administrator for these services.

See “Management and Advisory Arrangements — Accounting Services” in Part I of each Fund’s Statement of Additional Information for information on the amounts paid by your Fund and, if applicable, Master LLC to State Street and the Manager or, if applicable, the Administrator for the periods indicated.

Distribution Expenses. Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the “Distribution Agreements”). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

Each Fund, the Manager, each Sub-Adviser and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of each Fund and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Guidelines, each Fund and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio characteristics and portfolio holdings. Each Board of Directors has approved the adoption by the Fund of the Guidelines, and employees of the Manager are responsible for adherence to the Guidelines. The Board of Directors provides ongoing oversight of the Fund’s and Manager’s compliance with the Guidelines.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s portfolio is prohibited, except as provided in the Guidelines. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet website, or information derived or calculated from such public sources) shall not be deemed Confidential Information.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so.

Portfolio Characteristics and Holdings Disclosure Schedule. Portfolio characteristics and portfolio holdings may be disclosed in accordance with the below schedule.

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Portfolio Characteristics: Portfolio characteristics include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S, and EPS. Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

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Portfolio Holdings: Portfolio holdings include, but are not limited to, issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity current face value and market value for fixed-income portfolios. Other information that will be treated as portfolio holdings for purposes of the Guidelines includes but is not limited to quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date. For derivatives, indicative data may also be provided, including but not limited to, pay leg, receive leg, notional amount, reset frequency, and trade counterparty. Risk related information (e.g. value at risk, standard deviation) will be treated as portfolio holdings.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end). If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non- disclosure or confidentiality agreement and CCO approval*,**	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain portfolio characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund are available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in the Guidelines.

** Strategic Income Opportunities: Information on certain portfolio characteristics of the Strategic Income Opportunities Portfolio may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Money Market Funds

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

•     Weekly portfolio holdings information released on the website at least one business day after week-end.

•     Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

•     Historical NAVs calculated based on market factors (e.g., marked to market)

•     Percentage of fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7)

•     Daily net inflows and outflows

•     Yields, SEC yields, WAM, WAL, current assets

•     Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Fund’s Board of Directors and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund’s portfolio holdings and/or portfolio characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund’s portfolio holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund’s portfolio holdings and/or portfolio characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

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Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

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Money Market Performance Reports are available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s portfolio securities.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

1.	Fund’s Board of Directors and, if necessary, Independent Directors’ counsel and Fund counsel.

2.	Fund’s Transfer Agent

3.	Fund’s Custodian

4.	Fund’s Administrator, if applicable.

5.	Fund’s independent registered public accounting firm.

6.	Fund’s accounting services provider

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data, and iMoneyNet.

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates.

11.

Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond

Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds and their respective boards, sponsors, administrators and other service providers.

14.	Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers.

15.	Other — Investment Company Institute, Mizuho Asset Management Co., Ltd. and Nationwide Fund Advisors.

With respect to each such arrangement, a Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Funds, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Funds and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Fund’s and Manager’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Fund’s CCO, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund — about which the Manager has Confidential Information. There can be no assurance, however, that the Fund’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

The PNC Financial Services Group, Inc. (“PNC”) has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC and BlackRock Fund Advisors, each of which is the investment adviser to certain Funds. BlackRock, Inc. and PNC are considered to be affiliated persons of one another under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock Fund Advisors, BlackRock, Inc. and their affiliates (collectively referred to in this section as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and banking and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implement a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts or funds. In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other Funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock, its Affiliates and/or their personnel, including portfolio managers.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock or an Affiliate. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients or clients of Affiliates (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or one or more Affiliates or other accounts managed or advised by BlackRock or its Affiliates for clients worldwide, and/or the internal policies of BlackRock and its Affiliates designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock and/or one or more Affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached. For example, the investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The liquidity of a Fund may be impacted by redemptions of the Fund by model-driven investment portfolios.

In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, these principals and employees may have obligations to such other entities or their clients and such obligations to other entities or clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock or its Affiliates, or, to the extent permitted by the Commission and applicable law, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with Affiliates on an arms-length basis.

To the extent authorized by applicable law, one or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel, which may have an adverse effect on the Funds.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing.

Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

Lending on behalf of the Funds is done by BlackRock Investment Management, LLC (“BIM”) or BlackRock Institutional Trust Company, N.A. (“BTC”), each an affiliate of BlackRock, pursuant to SEC exemptive relief, enabling BIM or BTC, as applicable, to act as securities lending agent to, and receive a share of securities lending revenues from, the Funds. An Affiliate will receive compensation for managing the reinvestment of the cash collateral from securities lending. There is a potential conflict of interest in that BIM or BTC, each as a lending agent, may have an incentive to increase the amount of securities on loan or to lend particular securities in order to generate additional revenue for BIM, BTC and their affiliates.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates, to the extent permitted by applicable law) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock or its Affiliates has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates reserve the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or other interests or in which an Affiliate makes a market. A Fund also may invest in securities of, or engage in transactions with, companies to which an Affiliate provides or may in the future provide research coverage. Such investments or transactions could cause conflicts between the interests of a Fund and the interests of BlackRock, other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock or of an Affiliate have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than  1/2 of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Pricing of Shares — Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Funds’ Board of Directors. When determining a “fair value price,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Information about accessing documents on the Commission’s website may be obtained by calling the Commission at (800) SEC-0330.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

To the extent permitted by applicable laws, BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may not serve as Authorized Participants in the creation and redemption of iShares exchange-traded funds, but may serve as Authorized Participants of third-party ETFs.

The custody arrangement described in “Management and Other Service Arrangements” may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with certain Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians and administrators) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock or its Affiliates own or have an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock or its Affiliates for the use of the systems. A Fund service provider’s payments to BlackRock or its Affiliates for the use of these systems may enhance the profitability of BlackRock and its Affiliates.

BlackRock’s or its Affiliates’ receipt of fees from a service provider in connection with the use of systems provided by BlackRock or its Affiliates may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, LLC and BlackRock Fund Advisors, in addition to those described in this section, may give rise to additional conflicts of interest.

PURCHASE OF SHARES

Most BlackRock-advised open-end funds offer multiple classes of shares under a plan adopted under Rule 18f-3 under the Investment Company Act. Investor A Shares are sold to investors choosing the initial sales charge alternative and Investor B and Investor C Shares are sold to investors choosing the deferred sales charge alternative. Effective July 1, 2009, Investor B Shares of each Fund are no longer available for purchase except through exchanges, dividend reinvestments, and for purchase by certain employer-sponsored retirement plans. Shareholders with investments in Investor B Shares as of July 1, 2009 may continue to hold such shares until they automatically convert to Investor A Shares under the existing conversion schedule. All other features of Investor B Shares, including the Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. Institutional Shares and Institutional Daily Shares are sold to certain eligible investors without a sales charge. Certain Funds offer Class R Shares, which are available only to certain employer-sponsored retirement plans and are sold without a sales charge. In addition, certain Funds offer Service Shares, BlackRock Shares and/or Class K Shares that are available only to certain eligible investors. Please see the appropriate Prospectus for your Fund to determine which classes are offered by your Fund and under what circumstances. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

The applicable offering price for purchase orders is based on the net asset value of a Fund next determined after receipt of the purchase order by a dealer or other financial intermediary (“Selling Dealer”) that has been authorized by the Distributor by contract to accept such orders. As to purchase orders received by Selling Dealers prior to the close of business on the New York Stock Exchange (“NYSE”) (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, including orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the prospectuses, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the Transfer Agent.

The minimum investment for the initial purchase of shares is set forth in the prospectus for each Fund. The minimum initial investment for employees of a Fund, a Fund’s Manager, Sub-Advisers or BRIL or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Each Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional and Institutional Daily Shares, including selected fee-based programs. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any Fund at any time.

Under certain circumstances, each Fund may permit certain firms to convert shares of a Fund from one class of shares to another class of shares of the same Fund. Shareholders should consult with their own tax advisors regarding any tax consequences relating to such conversions.

Each Fund or the Distributor may suspend the continuous offering of the Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering the shares from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

The term “purchase,” as used in the Prospectus and this SAI, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by (i) any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign financial intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a financial intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

In-Kind Purchases. Payment for shares of a Fund may, at the discretion of BlackRock, be made in the form of securities that are permissible investments for the Fund and that meet the investment objective, policies and limitations of the Fund as described herein. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities: (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) be accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities; (iii) not be subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) be accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Institutional Shares and Institutional Daily Shares

Institutional and Institutional Daily Shares may be purchased at net asset value without a sales charge. Only certain investors are eligible to purchase Institutional Shares. Investors who are eligible to purchase Institutional Shares should purchase Institutional Shares because they are not subject to any sales charge and have lower ongoing expenses than Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3, Class R or Service Shares. A Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of any Fund at any time.

Eligible Institutional Share Investors. Institutional Shares of the Funds may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Payment for Institutional Daily Shares must normally by made in Federal funds or other funds immediately available by the close of the Federal funds wire (normally 6:00 p.m. Eastern time) on the same business day as the receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, the order will generally be canceled and the investor may be liable for any resulting losses or expenses incurred by the Fund.

Certain of the Funds offer Institutional Shares as described in each such Fund’s Prospectus. In addition, the following investors may purchase Institutional Shares: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Bank of America Corporation (“BofA Corp.”), The PNC Financial Services Group Inc., Barclays PLC or their respective affiliates; individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of a Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares (“Institutional Investors” include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations, and insurance company separate accounts); employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; investors of financial intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with a minimum initial investment of $1,000; clients of the trust departments of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of a Fund.

Purchase Privileges of Certain Persons. Employees, officers, directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., The PNC Financial Services Group Inc., or their respective affiliates; and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Institutional or Institutional Daily Shares at lower investment minimums than stated in each Fund’s prospectus. In addition, employees, officers, directors/trustees previously associated with PNC Global Investment Servicing (U.S.) Inc. in its capacity as the Funds’ former Transfer Agent and/or accounting agent, and who, prior to July 1, 2010, acquired Investor A Shares in a Fund without paying a sales charge based on a waiver for such persons previously in effect, may continue to buy Investor A Shares in such Fund without paying a sales charge. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund’s suitability standards.

Initial Sales Charge Alternative — Investor A Shares

Investors who prefer an initial sales charge alternative may elect to purchase Investor A Shares. Investor A1 Shares are offered only (i) for purchase by certain employer-sponsored retirement plans and fee-based programs that have been previously approved by certain Funds, and (ii) to certain investors who currently hold Investor A1 Shares for dividend and capital gain reinvestment only. The Investor A1 initial sales charge does not apply to the transactions described in (i) and (ii). For ease of reference, Investor A and Investor A1 Shares are sometimes referred to herein as “front-end load shares.”

Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with investments in Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares (sometimes referred to herein as “CDSC shares”). Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Investor A Shares, because over time the accumulated ongoing service and distribution fees on CDSC shares may exceed the front-end load shares’ initial sales charge and service fee. Although some investors who previously purchased Institutional Shares may no longer be eligible to purchase Institutional Shares of other Funds, those previously purchased Institutional Shares, together with all BlackRock front-end load and CDSC share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing CDSC shares service and distribution fees will cause CDSC shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing front-end load shares’ service fees will cause Investor A, Investor A1 and Service Shares to have a higher expense ratio, pay lower dividends and have a lower total return than Institutional Shares.

See “Information on Sales Charges and Distribution Related Expenses — Investor A Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with Investor A and Investor A1 Shares for the periods indicated.

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times a Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling front-end load shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3 and Institutional Shares in most BlackRock Funds and the investment in the BlackRock College Advantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares. Certain Funds employ a “passive” management approach and attempt to match the performance of a target index as closely as possible before the deduction of Fund expenses (“Index Funds”). Although shares of Index Funds generally are not subject to a sales charge, an investor’s existing Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3 and Institutional Shares in the Index Funds may be combined with the amount of an investor’s current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge.

Letter of Intent. An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C and/or Institutional Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund. The market value of current holdings in the BlackRock Funds (including Investor A, Investor B, Investor C and Institutional Shares and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction. The investor must notify the Fund of (i) any current holdings in the BlackRock Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Purchase Privileges of Certain Persons.

BlackRock may pay placement fees to dealers on purchases of Investor A Shares of all Funds, which may depend on the policies, procedures and trading platforms of your financial intermediary.

Except as noted below these placement fees may be up to the following amounts:

$1 million but less than $3 million	1.00%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to BlackRock Multi-Asset Income Portfolio of BlackRock Funds II, the placement fees may be up to the following amounts:

$250,000 but less than $3 million	1.00%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to BlackRock Balanced Capital Fund, BlackRock U.S. Mortgage Portfolio and BlackRock Tactical Opportunities Fund the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.75%

$3 million but less than $15 million	0.50%

$15 million and above	0.25%

With respect to FDP BlackRock Franklin Templeton Total Return Fund the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.50%

$3 million but less than $15 million	0.25%

$15 million and above	0.15%

With respect to BlackRock Managed Income Fund of BlackRock Funds II, the placement fees may be up to the following amounts:

$250,000 but less than $3 million	0.50%

$3 million but less than $15 million	0.25%

$15 million and above	0.15%

For the tables above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of FDP BlackRock Franklin Templeton Total Return Fund Investor A Shares will result in a placement fee of up to 0.50% on the first $3 million and 0.25% on the final $1 million).

Other. The following persons may also buy Investor A Shares without paying a sales charge: (a) certain employer-sponsored retirement plans (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs); (b) rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by financial intermediary firms provided the financial intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor; (c) insurance company separate accounts; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund; (e) persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution; (f) financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee; (g) state sponsored 529 college savings plans; and (h) persons involuntarily liquidated from a Fund, who within 60 days of liquidation buy new shares of another BlackRock Fund (but only up to the amount that was liquidated). The following persons associated with the Funds, the Fund’s Manager, Sub-Advisers, Transfer Agent, Distributor, fund accounting agents, Barclays PLC and their affiliates may buy Investor A Shares of each of the Funds without paying a sales charge to the extent permitted by these firms including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons (“immediate family members” shall be defined as the investor, the investor’s spouse or domestic partner, children, parents and siblings); and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d). Investors who qualify for any of these exemptions from the sales charge should purchase Investor A Shares. The availability of Investor A Shares sales charge waivers may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

If you invest $1,000,000 ($250,000 for BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II) or more in Investor A Shares, you may not pay an initial sales charge. However, if you redeem your Investor A Shares within eighteen months after purchase, you may be charged a deferred sales charge. The deferred sales charge on

Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006; (e) redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or its affiliates; (f) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor A Shares; (g) involuntary redemptions of Investor A Shares in accounts with low balances; (h) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (i) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (j) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

With respect to certain employer-sponsored retirement plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II) or more of Investor A Shares. This may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Investor A Shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a foreign registered investment company advised by BlackRock or its affiliates to a U.S. registered BlackRock-advised fund.

Acquisition of Certain Investment Companies. Investor A Shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Investor A or Investor A1 Shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Manager from time to time.

Deferred Sales Charge Alternative — Investor B and Investor C Shares

Investor B and Investor B1 Shares generally are not continuously offered but are offered by exchange (Investor B Shares only) and also to certain investors who currently hold Investor B or Investor B1 Shares for dividend and capital gain reinvestment. In addition, certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds that currently hold Investor B or Investor B1 Shares may purchase additional Investor B or Investor B1 Shares or effect exchanges between Funds in those classes.

Investors choosing the deferred sales charge alternative should consider Investor C Shares if they are uncertain as to the length of time they intend to hold their assets in a Fund. If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. A Fund will not accept a purchase order of $500,000 or more for Investor C Shares.

If you select Investor C, Investor C1, Investor C2 or Investor C3 Shares, you do not pay an initial sales charge at the time of purchase. Investor C1, Investor C2 and Investor C3 Shares are offered only (i) for purchase by certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds, and (ii) to certain investors who currently hold Investor C1, Investor C2 or Investor C3 Shares for dividend and capital gain reinvestment.

The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. CDSC shares are subject to ongoing service fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in CDSC shares. In addition, certain Investor B and Investor B1 Shares will be converted into Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus, of a Fund after a conversion period of approximately eight years, and, thereafter, investors will be subject to lower ongoing fees.

BlackRock compensates financial advisers and other financial intermediaries for selling CDSC shares at the time of purchase from its own funds. Proceeds from the CDSC (as defined below) and the distribution fee are paid to the Distributor and are used by the Distributor to defray the expenses of securities dealers or other financial intermediaries related to providing distribution-related services to each Fund in connection with the sale of the CDSC shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the CDSC shares without a sales charge being deducted at the time of purchase. See “Distribution and/or Shareholder Servicing Plans” below. Imposition of the CDSC and the distribution fee on CDSC shares is limited by the NASD asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Dealers will generally receive commissions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund’s Distribution and Service Plan. Dealers may not receive a commission in connection with sales of Investor B or Investor B1 Shares to certain employer-sponsored retirement plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor C, Investor C1, Investor C2 and Investor C3 Shares.

Dealers will generally immediately receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund’s Distribution and Service Plan. Dealers may not receive a commission in connection with sales of Investor C, Investor C1, Investor C2 or Investor C3 Shares to certain employer-sponsored retirement plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Amended and Restated Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor B and Investor B1 Shares. These may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Contingent Deferred Sales Charges — Investor B and Investor B1 Shares. If you redeem Investor B or Investor B1 Shares within six years of purchase, you may be charged a contingent deferred sales charge (“CDSC”) at the rates indicated in the Fund’s Prospectus and below. The CDSC will be calculated in a manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares acquired through reinvestment of dividends. The order of redemption will be first of shares held for over six years or three years, as applicable, in the case of Investor B Shares, next of shares acquired pursuant to reinvestment of dividends, and finally of shares in the order of those held longest. The same order of redemption will apply if you transfer shares from your account to another account. If you exchange your Investor B or Investor B1 Shares for Investor B Shares of another fund, the CDSC schedule that applies to the shares that you originally purchased will continue to apply to the shares you acquire in the exchange.

The following table sets forth the CDSC schedule that applies to the Investor B Shares:

Years Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge*

0 — 1	4.50%

1 — 2	4.00%

2 — 3	3.50%

3 — 4	3.00%

4 — 5	2.00%

5 — 6	1.00%

6 and thereafter	None

The following table sets forth the CDSC schedule that applies to the Investor B1 Shares:

Years Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge*

0 — 1	4.00%

1 — 2	4.00%

2 — 3	3.00%

3 — 4	3.00%

4 — 5	2.00%

5 — 6	1.00%

6 and thereafter	None

To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because they were issued through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

*	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Not all BlackRock funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the original charge will apply.

Conversion of Investor B Shares and Investor B1 Shares to Investor A Shares or A1 Shares. Approximately eight years after purchase (the “Conversion Period”), Investor B and Investor B1 Shares of each Fund will convert automatically into Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus, of that Fund (the “Conversion”). The Conversion will occur at least once each month (on the “Conversion Date”) on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. The Conversion will not be deemed a purchase or sale of the shares for Federal income tax purposes.

Shares acquired through reinvestment of dividends on Investor B or Investor B1 Shares will also convert automatically to Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding.

In general, Investor B Shares of equity funds will convert approximately eight years after initial purchase and Investor B and Investor B1 Shares of taxable and tax-exempt fixed-income Funds will convert approximately ten years after initial purchase. A seven year Conversion Period will apply to certain shares of certain Funds issued in connection with the acquisition of another fund. If you exchange Investor B or Investor B1 Shares with an eight-year Conversion Period for Investor B Shares with a ten-year Conversion Period, or vice versa, the Conversion Period that applies to the shares you acquire in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The Conversion Period also may be modified for investors that participate in certain fee-based programs. See “Shareholder Services — Fee-Based Programs.”

If you own shares of a Fund that, in the past, issued stock certificates and you continue to hold such stock certificates, you must deliver any certificates for Investor B Shares of the Fund to be converted to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. If the Transfer Agent does not receive the certificates at least one week prior to the Conversion Date, your Investor B or Investor B1 Shares will convert to Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus, on the next scheduled Conversion Date after the certificates are delivered.

Contingent Deferred Sales Charge — Investor C Shares

Investor C, Investor C1, Investor C2 and Investor C3 Shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. The CDSC does not apply to redemptions of Investor C1, Investor C2 and Investor C3 Shares by certain employer-sponsored retirement plans and to redemptions of Investor C1, Investor C2 and Investor C3 Shares acquired through the reinvestment of dividends and capital gains by existing shareholders. In determining whether an Investor C Shares CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price of Investor C Shares. In addition, no CDSC will be assessed on Investor C Shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

See “Information on Sales Charges and Distribution Related Expenses — Investor B and Investor C Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with CDSC shares for the periods indicated.

Investor B and Investor C Shares — Contingent Deferred Sales Charge Waivers and Reductions

The CDSC on Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares is not charged in connection with: (1) redemptions of Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares purchased through certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds and rollovers of current investments in the Fund through such plans; (2) exchanges described in “Exchange Privilege” below; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006; (5) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (6) redemptions in connection with a shareholder’s death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares; (7) withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares; (8) involuntary redemptions of Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares in accounts with low balances as described in “Redemption of Shares” below; (9) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (10) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (11) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares acquired through the reinvestment of dividends or distributions.

Class R Shares

Certain of the Funds offer Class R Shares as described in each such Fund’s Prospectus. Class R Shares are available only to certain employer-sponsored retirement plans. Class R Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing distribution fee of 0.25% per year and an ongoing service fee of 0.25% per year. Distribution fees are used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion. Service fees are used to compensate securities dealers and other financial intermediaries for service activities.

If Class R Shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of one of the other share classes.

Class K Shares

Class K Shares of the Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s Distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s Distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.

Class K Shares of the Fund are also available to employees, officers and directors/trustees of BlackRock, Inc. and BlackRock Funds and immediate family members of such persons, if they open an account directly with BlackRock. Eligible individuals who would like to convert existing holdings to Class K Shares must contact BlackRock.

Service Shares

Certain Funds offer Service Shares, which are available only to certain investors, including: (i) certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers; (ii) certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996; and (iii) participants in the Capital DirectionsSM asset allocation program. Service Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing service fee as set forth in the applicable Fund’s prospectus.

BlackRock Shares

Certain Funds offer BlackRock Shares, which are available only to certain investors. BlackRock Shares are offered without a sales charge to institutional and individual investors, registered investment advisers and certain fee-based programs.

Distribution and/or Shareholder Servicing Plans

Each Fund has adopted a plan (each, a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to certain share classes that allows the Fund to pay distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders.

Pursuant to the Plans, a Fund may pay BRIL and/or BlackRock, or any other affiliate or significant shareholder of BlackRock, fees for distribution and sales support services with respect to Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares. Currently, as described further below, only Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares bear the expense of distribution fees under a Plan.

Each Fund has entered into a distribution agreement with BRIL under which BRIL, as agent, offers shares of each Fund on a continuous basis. BRIL has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. BRIL’s principal business address is 40 East 52nd Street, New York, NY 10022. BRIL is an affiliate of BlackRock.

Pursuant to the Plans, each Fund may also pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL, PNC and their affiliates) (collectively, “Service Organizations”) for certain support services rendered by Service Organizations to their customers (“Customers”) who are the beneficial owners of Service, Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares of all Funds. Such services are intended to supplement the services provided by the Fund’s Administrators and Transfer Agent to the Fund’s shareholders of record.

The support services provided by Service Organizations are general shareholder liaison services, which include, but are not limited to: (i) answering Customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. The shareholder servicing fees payable pursuant to the Plans are paid to compensate Service Organizations for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Payments under the Plans are based on a percentage of average daily net assets attributable to the shares in the applicable share class regardless of the amount of expenses incurred. As a result, payments under the Plans may be more or less than expenses incurred in connection with providing distribution and/or shareholder services with respect to the related class. Information with respect to the payments under the Plans and expenses incurred in providing services with respect to the related class is presented to the Directors for their consideration quarterly. Payments under the Plans consist of the shareholder servicing fees and the distribution fees. Expenses with respect to providing distribution and/or shareholder services with respect to a class may consist of Service Organization financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses. Payments under the Plans with respect to one class will not be used to finance the expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Each Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving a Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders. The Plan provides, among other things, that: (i) the Board of Directors shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Directors, including the directors who are not “interested persons” of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the “12b-1 Directors”), acting in person at a meeting called for said purpose in accordance with Rule 12b-1 under the Investment Company Act; (iii) any material amendment thereto must be approved by the Board of Directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the Board of Directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; and (v) while the Plan remains in effect, the selection and nomination of the Fund’s Directors who are not “interested persons” of the Fund shall be committed to the discretion of the Fund’s non-interested Directors. Rule 12b-1 further requires that each Fund preserve copies of each Plan and any report made pursuant to such Plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

Each Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Directors, or by vote of the holders of a majority of the shares of such class.

See “Distribution Related Expenses” in Part I of each Fund’s SAI for information relating to the fees paid by your Fund to the Distributor under each Plan during the Fund’s most recent fiscal year.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) imposes a limitation on certain asset-based sales charges such as the distribution fee borne by Class R Shares, and the distribution fee and the CDSC borne by the Investor B and Investor C Shares. This limitation does not apply to the shareholder servicing fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Investor B, Investor C and Class R Shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). See Part I, Section V “Information on Sales Charges and Distribution Related Expenses” of each Fund’s SAI for comparative information as of your Fund’s most recent fiscal year end with respect to the Investor B, Investor C and, if applicable, Class R Shares of your Fund.

Other Payments by the Fund

In addition to shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock

From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. A Service Organization may perform these services itself or may arrange for a third party to perform them. These payments, which are not made pursuant to a Plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of Customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, Customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments. Such payments may be different for different Service Organizations and for different types of Funds.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its Customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s Customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

Certain Funds and BlackRock have entered into distribution agreements with UBS AG whereby UBS AG may, in certain circumstances, sell certain shares of the Funds in certain jurisdictions. The level of payments made to UBS AG in any year for the sale and distribution of a Fund’s shares will vary and normally will not exceed the sum of the shareholder servicing fee payable on the assets attributable to UBS AG plus an additional fee equal to a percentage of such assets which shall range up to 0.25%.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their Customers. In these situations, a Fund may not maintain accounts in the name of the Customers and Service Organizations may perform some of the functions for these Customers’ accounts that the Transfer Agent would have performed if the accounts had been in the Customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the Transfer Agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

BlackRock has entered into an arrangement with PNC Bank whereby PNC Bank provides administration services to certain Funds for the assets it holds in such Funds, and BlackRock and/or the Funds in return pays monthly fees to PNC Bank. These fees, which are subject to negotiation, will not exceed 0.07% for assets in certain money market funds, 0.20% for assets in certain fixed income funds, 0.25% for assets in certain equity funds and 0.05% for assets in certain index funds.

C. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

Access Control Advantage

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

AIG Advisor Group, Inc.

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American Fidelity Assurance Company

American Fidelity Securities, Inc.

American General Life Insurance Company

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Annuity Investors Life Insurance Company

Aon Hewitt

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

AssetMark Trust Company

AXA Advisors, LLC

AXA Equitable Life Insurance Company

Bank of America, N.A.

Bank of New York Mellon, The

Barclays Capital Inc.

BB&T Retirement & Institutional Services

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BMO Harris Bank

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BOSC, Inc.

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Chicago Deferred Exchange Company LLC

Chicago Mercantile Exchange Inc.

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Comerica Securities, Inc.

Commonfund Securities Inc.

Commonwealth Equity Services, Inc.

Companion Life Insurance Company

Computershare Trust Company

Credit Suisse First Boston

Credit Suisse Securities (USA) LLC

CSC Trust Company of Delaware

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Securities Inc.

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

ExpertPlan, Inc.

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Clearing, LLC

First Hawaiian Bank

First Mercantile Trust Company

First MetLife Investors Insurance Company

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Girard Securities, Inc.

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great-West Financial Retirement Plan Services, LLC

Great-West Life & Annuity Insurance Company

Great-West Life & Annuity Insurance Company of New York

Guardian Insurance & Annuity Company, Inc., The

GWFS Equities, Inc.

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Investment Company, The

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

INVEST Financial Corporation

Investment Centers of America, Inc.

Investors Capital Corporation

J.P. Morgan Clearing Corp.

J.P. Morgan Securities LLC

J.P. Turner & Company, LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company

John Hancock Life Insurance Company of New York

JPMorgan Chase Bank, N.A.

KeyBanc Capital Markets Inc.

KeyBank, N.A.

Ladenburg Thalmann Advisor Network LLC

Legend Equities Corporation

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Mercer HR Services, LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

MetLife Insurance Company USA

Metropolitan Life Insurance Company

Mid Atlantic Capital Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Smith Barney LLC

MSI Financial Services, Inc.

MUFG Union Bank, National Association

My Treasury Limited

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

National Planning Corporation

National Planning Holdings, Inc.

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

Northbrook Bank & Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, Inc.

Park Avenue Securities LLC

Pershing LLC

PFPC Inc.

PFS Investments Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Primerica Shareholder Services, Inc.

Principal Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Purshe Kaplan Sterling Investments

Raymond James & Associates, Inc.

RBC Capital Markets, LLC

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Lire Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Robert W Baird & Co Incorporated

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

SI Trust Servicing

SII Investments, Inc.

Standard Insurance Company

State Farm VP Management Corp.

State Street Global Markets, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SunTrust Bank

SunTrust Robinson Humphrey, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

TD Ameritrade Clearing, Inc.

TD Ameritrade Trust Company

TD Ameritrade, Inc.

Teachers Insurance and Annuity Association of America

TIAA-CREF Tuition Financing, Inc.

Transamerica Advisors Life Insurance Company

Transamerica Financial Life Insurance Company

Treasury Brokerage

Trust Company of America

Trust Management Network

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS AG

UBS Financial Services, Inc.

UBS Securities LLC

UMB Bank, National Association

United of Omaha Life Insurance Company

United States Life Insurance Company in the City of New York, The

VALIC Retirement Services Company

Vanguard Group, Inc., The

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

VSR Financial Services, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust Retirement and Institutional Services

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

Xerox HR Solutions, LLC

ZB, National Association

D. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock and its affiliates may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock and its affiliates may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock and its affiliates have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service

Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares exchange traded funds and other exchange traded products.

E. Conflicts

Additional Payments made by BlackRock to a Service Organization or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to Customers of Service Organizations and the retention of those investments by such Customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their Customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their Customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it and for more information about the payments described above.

REDEMPTION OF SHARES

Shares normally will be redeemed for cash upon receipt of a request in proper form, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances (valued in the same way as they would be valued for purposes of computing a Fund’s NAV), in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

Each Fund, with other investment companies advised by the Manager, has entered into a joint committed line of credit with a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

The Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of each Fund involuntarily at any time if the Fund’s Board determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Redemption

Investor, Institutional, Institutional Daily and Class R Shares

Redeem by Telephone: You may sell Investor Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House Network (“ACH”) or wire transfer. Certain redemption requests, such as those in excess of these amounts, and those where (i) the Fund does not have verified banking information on file; or (ii) the proceeds are not paid to the record owner at the record address, must be in writing with a medallion signature guarantee provided by any “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. The three recognized medallion programs are Securities Transfer Agent Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees which are not a part of these programs will not be accepted. A notary public seal will not be acceptable. Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. A Fund, its Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) a Fund does not have verified information on file, (iv) the request is by an individual other than the accountholder of record, (v) the account is held by joint tenants who are divorced, (vi) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (vii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redemption orders for Institutional Shares placed prior to 4:00 p.m. (Eastern time) on a business day will be priced at the NAV determined that day. If redemption orders are received by 4:00 p.m. (Eastern time) on a business day, payment for redeemed Institutional Shares will normally be wired in Federal Funds on the next business day. If the Federal Reserve Bank of Philadelphia is not open on the business day following receipt of the redemption order, the redemption order will be accepted and processed the next succeeding business day when the Federal Reserve Bank of Philadelphia is open, provided that the Fund’s custodian is also open for business.

Redemption orders for Institutional Daily Shares placed prior to 12:00 p.m. (Eastern time) on a business day will be priced at the NAV determined that day. If redemption orders are received by 12:00 p.m. (Eastern time) on a business day, payment for redeemed Institutional Daily Shares will normally be wired in Federal Funds on that same day, provided that the Fund’s custodian is also open for business. If the Federal Reserve Bank of Philadelphia is not open on that business day, the redemption order will be accepted and processed the next succeeding business day when the Federal Reserve Bank of Philadelphia is open, provided that the Fund’s custodian is also open for business.

Redeem by VRU: Investor Shares may also be redeemed by use of a Fund’s automated voice response unit service (“VRU”). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019. Redemption requests delivered other than by mail should be sent to BlackRock, 4400 Computer Drive, Westborough, Massachusetts 01588. If you hold share certificates issued by your Fund, the letter must be accompanied by certificates for the shares. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which delay will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your financial intermediary.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributor by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC). However, Selling Dealers may charge a processing fee in connection with such transactions. In addition, securities firms that do not have selected dealer agreements with the Distributor may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege — Investor A Shares

Upon redemption of Investor A, Investor A1 or Institutional Shares, as applicable, shareholders may reinvest all or a portion of their redemption proceeds (after paying any applicable CDSC) in Investor A Shares of the same or another BlackRock fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Shares of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received in good order. To exercise this privilege, the Transfer Agent must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax advisor concerning the tax consequences of exercising this reinstatement privilege.

SHAREHOLDER SERVICES

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund by calling the telephone number on the cover page, or from the Distributor, your financial adviser, your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an “Investment Account”) you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a selected securities dealer or other financial intermediary. If you transfer shares out of an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from a selected securities dealer or other financial intermediary to another securities dealer or other financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not. In the interest of economy and convenience and because of the operating procedures of each Fund, share certificates will not be issued physically. Shares are maintained by each Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

If you are considering transferring a tax-deferred retirement account, such as an individual retirement account, from one selected securities dealer to another securities dealer or other financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original selected securities dealer for those shares.

Exchange Privilege

U.S. shareholders of Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2, Investor C3, Institutional and Institutional Daily Shares of each Fund have an exchange privilege with certain other Funds. However, Investor A1, Investor B1, Investor C1, Investor C2 and Investor C3 Shares may only exchange out. The minimum amount for exchanges of Investor class shares is $1,000, although you may exchange less than $1,000 if you already have an account in the Fund into which you are exchanging. You may only exchange into a share class and a Fund that are open to new investors or in which you have a current account if the class or fund is closed to new investors. If you held the shares used in the exchange for 30 days or less, you may be charged a redemption fee at the time of the exchange. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Investor A, Investor A1, Institutional and Institutional Daily Shares. Institutional and Institutional Daily Shares are exchangeable with Institutional or Institutional Daily Shares of other Funds. Investor A and Investor A1 Shares are exchangeable for Investor A Shares of other Funds.

Exchanges of Institutional or Institutional Daily Shares outstanding for Institutional or Institutional Daily Shares of a second fund or for shares of a money market fund are effected on the basis of relative net asset value per Institutional or Institutional Daily Share, as applicable. Exchanges of Investor A or Investor A1 Shares outstanding (“outstanding Investor A Shares”) for Investor A Shares of a second fund, or for shares of a money market fund (“new Investor A Shares”) are effected on the basis of relative net asset value per share.

Exchanges of Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares. Shareholders of certain Funds with Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares outstanding (“outstanding Investor B or Investor C Shares”) may exchange their shares for Investor B or Investor C Shares, respectively, of a second fund or for shares of a money market fund (“new Investor B or Investor C Shares”) on the basis of relative net asset value per Investor B or Investor C share, without the payment of any CDSC. Certain funds impose different CDSC schedules. If you exchange your Investor B Shares for shares of a fund with a different CDSC schedule, the CDSC schedule that applies to the shares exchanged will continue to apply. For purposes of computing the CDSC upon redemption of new Investor B or Investor C Shares, the time you held both the exchanged Investor B or Investor C Shares and the new Investor B Shares or Investor C Shares will count towards the holding period of the new Investor B or Investor C Shares. For example, if you exchange Investor B Shares of a Fund for those of a second Fund after having held the first Fund’s Investor B Shares for two-and-a-half years, the 3.00% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later if you decide to redeem the Investor B Shares of the second Fund and receive cash, there will be no CDSC due on this redemption since by adding the two-and-a-half year holding period of the first Fund’s Investor B Shares to the four year holding period for the second Fund’s Investor B Shares, you will be deemed to have held the second Fund’s Investor B Shares for more than six years.

Exchanges of Service and BlackRock Shares. Service Shares and BlackRock Shares can be exchanged for Service Shares or BlackRock Shares, respectively, of Funds that are covered by selected dealer agreements with the Distributor.

Exchanges for Shares of a Money Market Fund. You may exchange any class of Investor shares for shares of an affiliated money market fund. If you exchange into BlackRock Summit Cash Reserves Fund (“Summit”), a series of BlackRock Financial Institutions Series Trust, you will receive one of two classes of shares: exchanges of Investor A, Investor A1 and Institutional Shares of a Fund will receive Investor A Shares of Summit and exchanges of Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Investor C3 Shares of a Fund will receive Investor B Shares of Summit. You may exchange Investor A Shares of Summit back into Investor A or Institutional Shares of a Fund. You may exchange Investor B Shares of Summit back into Investor B or Investor C Shares of a Fund and, in the event of such an exchange, the period of time that you held Investor B Shares of Summit will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Investor B Shares. Investor B Shares of Summit are subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Investor B Shares. Exchanges of Investor B or Investor C Shares of a money market fund other than Summit for Investor B or Investor C Shares of a Fund will be exercised at net asset value. However, a CDSC may be charged in connection with any subsequent redemption of the Investor B or Investor C Shares of the Fund received in the exchange. In determining the holding period for calculating the CDSC payable on redemption of Investor B and Investor C Shares of the Fund received in the exchange, the holding period of the money market fund Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through exchange.

Exchanges by Participants in Certain Programs. The exchange privilege may be modified with respect to certain participants in mutual fund advisory programs and other fee-based programs sponsored by the Manager, an affiliate of the Manager, or selected securities dealers or other financial intermediaries that have an agreement with a Distributor. See “Fee-Based Programs” below.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser or the Transfer Agent, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

A shareholder who wishes to make an exchange may do so by sending a written request to the Fund c/o the Transfer Agent at the following address: P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

The Funds reserve the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Funds reserve the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders.

The Funds, the Administrators and BRIL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds, the Administrators and BRIL will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional or Institutional Daily Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A, Institutional or Institutional Daily Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional or Institutional Daily Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional or Institutional Daily Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund (other than a Municipal Fund) and certain of the other mutual funds sponsored by the Manager or its affiliates as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

Investor Share shareholders and certain Service Share shareholders who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 may arrange for periodic investments in that Fund through automatic deductions from a checking or savings account. The minimum pre-authorized investment amount is $50. If you buy shares of a Fund through certain accounts, no minimum charge to your bank account is required. Contact your financial adviser or other financial intermediary for more information.

Automatic Dividend Reinvestment Plan

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Fund unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to the Transfer Agent, and will become effective with respect to dividends paid after its receipt by the Transfer Agent.

Systematic Withdrawal Plans

Shareholders may receive regular distributions from their accounts via a Systematic Withdrawal Plan (“SWP”). Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Fund.

Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day is not a business day, on the prior business day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com/funds.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No CDSC will be assessed on redemptions of Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares made through the SWP that do not exceed 12% of the original investment on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares will not be subject to the CDSC if they do not exceed 1% (monthly), 3% (quarterly) and 6% (semi-annually), respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B, Investor B1, Investor C, Investor C1, Investor C2 or Investor C3 Shares in excess of this limit are still subject to the applicable CDSC.

For this reason, a shareholder may not participate in the Automatic Investment Plan described above (see “How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus) and the SWP at the same time.

Dividend Allocation Plan

The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from any Eligible Fund (which means funds so designated by the Distributor from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

PRICING OF SHARES

Determination of Net Asset Value

Valuation of Shares. The net asset value for each class of shares of each Fund is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open.

Valuation of securities held by each Fund is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”) are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Fund values such security, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

Fixed-Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager and/or Sub-Adviser determine such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Underlying Funds. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information

In determining the market value of portfolio investments, the Fund may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

All cash, receivables and current payables are carried on each Fund’s books at their face value.

Prices obtained from independent third-party pricing services, broker-dealers or market makers to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by the Fund’s Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Fund’s Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Fair Value. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities of the Funds. The pricing of all Fair Value Assets is subsequently reported to the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Board of Directors, BlackRock is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BlackRock generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including a Fund. In return for such services, BlackRock may cause a Fund to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.

In the case of Feeder Funds, because each Feeder Fund generally invests exclusively in beneficial interests of a Master Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Portfolio.

In selecting brokers or dealers to execute portfolio transactions, the Manager and sub-advisers seek to obtain the best price and most favorable execution for a Fund, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BlackRock’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BlackRock’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

BlackRock may participate in client commission arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. BlackRock believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BlackRock will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e). BlackRock regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BlackRock views as impactful to its trading results.

BlackRock may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BlackRock by the broker-dealer) and execution or brokerage services within applicable rules and BlackRock’s policies to the extent that such permitted services do not compromise BlackRock’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

Research-oriented services for which BlackRock might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases, BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Payments of commissions to brokers who are affiliated persons of the Fund, or the Master Portfolio with respect to the Feeder Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the Investment Company Act. Subject to policies established by the Board of Directors of the Master Portfolio, BlackRock is primarily responsible for the execution of the Master Portfolio’s portfolio transactions and the allocation of brokerage.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Fund’s portfolio strategies.

See “Portfolio Transactions and Brokerage” in the Statement of Additional Information for information about the brokerage commissions paid by your Fund, including commissions paid to affiliates, if any, for the periods indicated.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board of Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Fund are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Fund intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the Commission. As a result, the portfolio turnover rates of a Money Market Fund will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Fund, the turnover rates should not adversely affect the Fund’s net asset values or net income.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The Manager or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for each Fund and for other investment accounts managed by the Manager or sub-advisers are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to

BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in a Fund receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BlackRock is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BlackRock to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, BlackRock may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, PNC, BRIL or any affiliated person (as defined in the Investment Company Act) thereof is a member except pursuant to procedures adopted by the Board of Directors in accordance with Rule 10f-3 under the Investment Company Act. In no instance will portfolio securities be purchased from or sold to BlackRock,

PNC, BRIL or any affiliated person of the foregoing entities except as permitted by Commission exemptive order or by applicable law.

Portfolio Turnover

While a Fund generally does not expect to engage in trading for short-term gains, it will effect portfolio transactions without regard to any holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in each Fund’s prospectus. Each Fund will also distribute all net realized capital gains, if any, as set forth in such Fund’s prospectus. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see “Shareholder Services — Automatic Dividend Reinvestment Plan.” Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on front-end load shares, CDSC shares and Service Shares will be lower than the per share dividends on Institutional Shares as a result of the service, distribution and higher transfer agency fees applicable to CDSC shares, the service fees applicable to front-end load shares and Service Shares, and the service and distribution fees applicable to Class R Shares. Similarly, the per share dividends on CDSC shares and Class R Shares will be lower than the per share dividends on front-end load shares and Service Shares as a result of the distribution fees and higher transfer agency fees applicable to CDSC shares and the distribution fees applicable to Class R Shares, and the per share dividends on CDSC shares will be lower than the per share dividends on Class R Shares as a result of the higher distribution fees and higher transfer agency fees applicable to CDSC shares.

Taxes

Each Fund intends to continue to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its investment company taxable income and net realized capital gains that it distributes to its shareholders in years in which it distributes at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income, if any, for the year. To qualify as a RIC, a Fund must meet certain requirements regarding the source of its income and the composition and diversification of its assets. See Part II, “Investment Risks and Considerations — Investment Restrictions (All Funds)” for a discussion of the asset diversification requirements. In the case of a Feeder Fund, such Fund may look to the underlying assets of the Master Portfolio in which it has invested for purposes of satisfying the asset diversification requirement and various other requirements of the Code applicable to RICs.

A Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. A Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Each Fund intends to distribute substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, notwithstanding the availability of certain relief provisions, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for taxation at a reduced tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, a Municipal Fund’s distributions derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt interest. Each Fund that is a series of a RIC that consists of multiple series is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one series of a RIC do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series. In the following discussion, the term “Fund” means each individual series, if applicable.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that a sufficient amount of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (including gains or losses from certain transactions in futures and options) (“capital gain dividends”) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular Federal income tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates if the shareholder has held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend) unless the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder. However, to the extent a Fund’s distributions are derived from income on debt securities, certain types of preferred stock treated as debt for Federal income tax purposes and short-term capital gains, such distributions will not constitute “qualified dividend income.” In addition, distributions that are derived from securities lending income, such as substitute dividend payments, will not constitute “qualified dividend income.”

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates.

A Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) is not subject to the 90% distribution requirement for taxation as a RIC, described above. If a Fund retains net capital gain, it is subject to tax on that gain, and may designate the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who will be required to include in income, as long-term capital gain, their proportionate shares of such undistributed net capital gain, will be deemed to have paid and may claim as a credit against their Federal income tax liability (and as a refund to the extent it exceeds that liability) their proportionate shares of the tax paid by the Fund on that gain, and may increase the basis of their shares in the Fund by the excess of the amount included in income over the amount allowed as a credit against their taxes.

Distributions in excess of a Fund’s current and accumulated earnings and profits will first reduce the adjusted tax basis of a holder’s shares and after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Distributions in excess of a Fund’s minimum distribution requirements (or taxable income) but not in excess of a Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. A Fund’s capital loss carryovers, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits even if such carryforwards reduce current year realized gains. In the case of a Fund with a non-calendar taxable year, a Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared. In the case of a Fund with a non-calendar taxable year, if the Fund reports more capital gain dividends than it earns in such taxable year, then the Fund will reduce the amounts reported as capital gains. Where possible, such reduction will first be allocated to dividends made after December 31 of such taxable year. A Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. This may have the effect of increasing the amount of dividends otherwise includible in the shareholder’s income with respect to the current taxable year.

No gain or loss will be recognized by Investor B or Investor B1 shareholders on the conversion of their Investor B Shares into Investor A Shares or Investor B1 Shares into Investor A1 Shares. A shareholder’s tax basis in the Investor A or Investor A1 Shares acquired upon conversion will be the same as the shareholder’s tax basis in the converted Investor B or Investor B1 Shares, and the holding period of the acquired Investor A or Investor A1 Shares will include the holding period for the converted Investor B or Investor B1 Shares.

If a shareholder of a Fund exercises an exchange privilege within 90 days of acquiring the shares of a Fund, but on or before January 31 of the following year, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these new cost basis reporting requirements apply to them. For shares of a Fund acquired before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Certain Funds may invest in derivative contracts such as options, futures contracts, forward contracts and swap agreements. The federal income tax treatment of a derivative contract may not be as favorable as a direct investment in the underlying security and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, certain other dates as prescribed under the Code) are generally “marked-to-market,” and unrealized gains or losses are treated as though they were realized, which may increase the amount that must be distributed to meet distribution requirements and avoid the excise tax. In addition, the tax treatment of certain derivative contracts, such as swap agreements, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. If such future guidance limits the Fund’s ability to use derivatives, the Fund may have to find other ways of achieving its investment objectives.

A provision added to the Code by the Dodd-Frank Wall Street Reform and Consumer Protection Act clarifies that certain swap agreements, including exchange-traded swap agreements, are treated as notional principal contracts rather than as section 1256 contracts. This can affect the type of income earned by such swap agreements. Although all of the income on a notional principal contract is ordinary income, only some of the income on a section 1256 contract is short-term capital gain, which is generally taxable at ordinary income rates. The rest is long-term capital gain, which may be taxable at more favorable rates than ordinary income. Recently proposed regulations interpret what types of swap agreements are to be treated as notional principal contracts rather than as section 1256 contracts. When finalized, these regulations could result in the Fund having to treat more of its income on swap agreements and more of the distributions made to shareholders as ordinary income and less as long-term capital gains.

Certain Funds may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresident aliens or foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax. Where possible, the Funds intend to report such dividends as interest-related dividends or short-term capital gain dividends. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be reported as interest-related dividends or short-term capital gain dividends under these rules.

Distributions to certain foreign shareholders by a Fund at least 50% of whose assets are “U.S. real property interests,” as defined in the Code and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of U.S. real property interests (including certain REIT capital gain dividends and gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain

REITs, among other entities), generally must be treated by such foreign shareholders as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign shareholder to file a U.S. federal income tax return. In addition, sales or redemptions of shares held by certain foreign shareholders in such a Fund may be subject to U.S. withholding tax and may require the foreign shareholder to file a U.S. federal income tax return.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s Federal income tax liability, provided that the required information is timely forwarded to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in any combination of taxable years), the shareholder must file a disclosure statement on IRS Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends and interest received and capital gains realized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund more than 50% by value of the assets of which at the close of a taxable year are foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and certain tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if a Fund fails to do so, it will not be able to “pass through” to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that a Fund engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit for those taxes. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit.

Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification from the special treatment afforded RICs under the Code.

If a Fund invests in underlying funds, the Fund’s realized losses on sales of shares of underlying funds may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by underlying funds will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of underlying funds, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund’s expected investment in the underlying funds and may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if the Fund were to invest otherwise.

A Fund that invests in commodities-linked instruments may take certain positions through a wholly-owned (or majority-owned), foreign subsidiary (the “Subsidiary”). Based on the anticipated structure and activities of the Subsidiary, it is expected that the Subsidiary will be a “controlled foreign corporation” and that all of its net income will be “subpart F income” for U.S. federal income tax purposes. If that is the case, the Fund will be required to report all of the Subsidiary’s net income as ordinary income regardless of whether that income would be treated differently (for example, as capital gain) at the Subsidiary level and regardless of whether that income is distributed to the Fund. (Previously taxed income will not, however, be taxable again when distributed.) If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s other income. It is not expected that the Subsidiary will be subject to an entity level tax. The IRS has proposed regulations that if finalized in current form would specify that a subpart F income inclusion for U.S. federal income tax purposes will be treated as qualifying income only to the extent that the Subsidiary makes distributions out of its earnings and profits in the same taxable year.

If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will generally be treated as owning shares in a passive foreign investment company (“PFIC”) for Federal income tax purposes. A Fund may be subject to Federal income tax, and interest charges (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, a

Fund may elect to “mark-to-market” at the end of each taxable year shares that it holds in PFICs. The election is made separately for each PFIC held and, once made, would be effective for all subsequent taxable years, unless revoked with consent from the IRS. Under this election, a Fund would recognize as ordinary income any increase in the value of its shares as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized “mark-to-market” gains. By making the mark-to-market election, a Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and PFIC losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In the case of a Feeder Fund, such Fund is entitled to look to the underlying assets of the Master Portfolio in which it has invested for purposes of satisfying various qualification requirements of the Code applicable to RICs. Each Master Portfolio is classified either as a partnership or a separate disregarded entity (depending on the particular Master Portfolio) for U.S. Federal income tax purposes. If applicable tax provisions were to change, then the Board of Directors of a Feeder Fund will determine, in its discretion, the appropriate course of action for the Feeder Fund. One possible course of action would be to withdraw the Feeder Fund’s investments from the Master Portfolio and to retain an investment manager to manage the Feeder Fund’s assets in accordance with the investment policies applicable to the Feeder Fund.

Ordinary income and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. government obligations. State law varies as to whether dividend income attributable to U.S. government obligations is exempt from state income tax.

Shareholders of each Fund are urged to consult their tax advisors regarding specific questions as to Federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed in this discussion, and any such changes or decisions may have a retroactive effect.

PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data, and, if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund’s historical performance and is not intended to indicate future performance. Average annual total return is determined separately for each class of shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares, and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares, but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal Federal individual income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character (including eligibility for the maximum 20% tax rate applicable to qualified dividend income) of each dividend. The taxable amount and tax character of each dividend are specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal Federal individual income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character (including eligibility for the maximum 20% tax rate applicable to qualified dividend income) of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted in Part I of each Fund’s Statement of Additional Information. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund’s yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the Fund’s yield that is not tax-exempt.

A Fund’s total return will vary depending on market conditions, the securities comprising a Fund’s portfolio, a Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of front-end load shares or the waiver of the CDSC in the case of CDSC shares applicable to certain investors, as described under “Purchase of Shares” and “Redemption of Shares,” respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and, therefore, may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

On occasion, a Fund may compare its performance to, among other things, the Fund’s benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Inc., Morningstar, Inc. (“Morningstar”), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund’s relative performance for any future period. In addition, from time to time a Fund may include the Fund’s Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Manager. Certain Funds may also compare their performance to composite indices developed by Fund management.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

With respect to each of the Funds except FDP BlackRock MFS Research International Fund, FDP BlackRock Janus Growth Fund, FDP BlackRock Invesco Value Fund and FDP BlackRock Franklin Templeton Total Return Fund,

each a series of FDP Series, Inc. (the “FDP Series Funds”), the Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, the Manager may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of both the Funds’ Proxy Voting Policy and the BlackRock Proxy Voting Guidelines are attached as Appendix B.

With respect to the FDP Series Funds, the FDP Series Funds’ Board of Directors has delegated to each Sub-Adviser authority to vote all proxies relating to the applicable Fund’s portfolio securities pursuant to the policies and procedures of the respective Sub-Adviser as part of its general management of the applicable Fund, subject to the Board of Directors’ continuing oversight. The proxy voting procedures of the Sub-Advisers are included in Appendices B, C, D and E to this SAI.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or service expenses have exclusive voting rights with respect to matters relating to such distribution and service expenditures (except that Investor B and Investor B1 shareholders may vote upon any material changes to such expenses charged under the Investor A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Fund, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in each Fund’s Prospectus. Each share of each class of Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

For Funds organized as Maryland corporations, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

Certain of the Funds are organized as “Massachusetts business trusts.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust establishing a trust, a copy of which for each applicable Fund, together with all amendments thereto (the “Declaration of Trust”), is on file in the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of the trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust also provides that a trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

Certain Funds are organized as Delaware statutory trusts.

Additional Information

Under a separate agreement, BlackRock has granted certain Funds the right to use the “BlackRock” name and has reserved the right to (i) withdraw its consent to the use of such name by a Fund if the Fund ceases to retain BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, as investment adviser and (ii) to grant the use of such name to any other company.

See “Additional Information — Principal Shareholders” in Part I of each Fund’s Statement of Additional Information for information on the holders of 5% or more of any class of shares of your Fund.

APPENDIX A

Description of Bond Ratings

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation, and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments;

however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of Standard & Poor’s Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

BlackRock U.S. Registered Funds

iShares by BlackRock

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

September 28, 2015

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund in accordance with the BlackRock Proxy Voting Guidelines.1 BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a certification from the Funds’ Chief Compliance Officer that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

©2015 BlackRock

1 iShares MSCI All Peru Capped ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF and iShares MSCI ACWI Low Carbon Target ETF have separate Fund Proxy Voting Policies.

Global corporate governance & engagement principles

June 2014

INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

PHILOSOPHY ON CORPORATE GOVERNANCE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;

•	supporting and overseeing management in setting strategy;

•	ensuring the integrity of financial statements;

•	making decisions regarding mergers, acquisitions and disposals;

•	establishing appropriate executive compensation structures; and

•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;

•	providing substantial professional services to the company and/or members of the company’s management;

•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;

•	being an immediate family member of any of the aforementioned; and

•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.

BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.

As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAI-LPSB-1116

PART C. OTHER INFORMATION

Item 28.    Exhibits

Exhibit Number		Description

(1)		— Articles of Incorporation

(a	)	— Declaration of Trust of Registrant dated April 26, 2007 is incorporated herein by reference to Exhibit 1(a) to Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b	)

— Amendment No. 1 to Declaration of Trust of Registrant is incorporated herein by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c	)	— Amended and Restated Certificate of Classification of Shares, filed herewith.

(2)		— By-laws

(a	)

— Amended and Restated Code of Regulations of Registrant, effective December 9, 2008 is incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(3)		— Instruments Defining Rights of Security Holders. Incorporated by reference to Exhibits 1 and 2 above.

(4)		— Investment Advisory Agreements

(a	)

— Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b	)

— Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, BlackRock Strategic Income Opportunities Portfolio, BlackRock Multi-Asset Income Portfolio and BlackRock Global Dividend Portfolio) is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(c	)

— Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.

(d	)

— Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit 4(i) of Post- Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2010.

(e	)

— Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (LifePath® Smart Beta 2055 Portfolio) is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A filed on February 28, 2014.

(f	)

— Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

Exhibit Number		Description

(g	)

— Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio) is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

(h	)

— Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock GNMA Portfolio, BlackRock Inflation Protected Bond Portfolio and BlackRock Managed Income Fund) is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 166 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015.

(i	)

— Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock High Yield Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 210 to Registrant’s Registration Statement on Form N-1A filed on July 1, 2016.

(j	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Global Dividend Portfolio) is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on November 24, 2010.

(k	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Multi-Asset Income Portfolio) is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A filed on November 28, 2011.

(l	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed on December 22, 2011.

(m	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Emerging Markets Flexible Dynamic Bond Portfolio) is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2012.

(n	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited (BlackRock Multi-Asset Income Portfolio) is incorporated herein by reference to Exhibit 4(n) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2012.

(o	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(n) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(p	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Multi-Asset Income Portfolio and BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(o) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(q	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(p) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

Exhibit Number		Description

(r	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(q) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(s	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 4(s) of Post-Effective Amendment No. 210 to Registrant’s Registration Statement on Form N-1A filed on July 1, 2016.

(t	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 4(t) of Post-Effective Amendment No. 210 to Registrant’s Registration Statement on Form N-1A filed on July 1, 2016.

(u	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Managed Income Fund) is incorporated herein by reference to Exhibit 4(u) of Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2016.

(5)		— Underwriting Contracts

(a	)

— Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (formerly, BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b	)

— Form of Appendix A to Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(6)		— Bonus or Profit Sharing Contracts

—None.

(7)		— Custodian Agreements

(a	)

— Form of Custodian Agreement between Registrant and The Bank of New York Mellon (formerly, PFPC Trust Company) is incorporated herein by reference to Exhibit 7(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b	)

— Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(c	)

— Form of Custody Agreement between Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. (File No. 2-62329), filed on January 28, 2013.

(8)		— Other Material Contracts

(a	)

— Form of Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

Exhibit Number		Description

(b	)

— Form of Administration and Accounting Services Agreement between BlackRock Capital Appreciation Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875), filed on January 28, 2013.

(c	)

— Form of Joinder and Amendment to Administration and Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

(d	)

— Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(e	)

— Form of Seventh Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC, among others, is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Funds for Institutions Series (File No. 33-14190), filed on August 26, 2015.

(f	)

— Form of Master Advisory Fee Waiver Agreement between the Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of BlackRock EuroFund (File No. 33-04026), filed on October 27, 2016.

(g	)

— Form of Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of BlackRock EuroFund (File No. 33-04026), filed on October 26, 2012.

(h	)

— Form of Appendix A to Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(i	)

— Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of BlackRock Pacific Fund, Inc. (File No. 2-56978), filed on April 27, 2016.

(j	)

— Form of Third Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of BlackRock California Municipal Series Trust (File No. 2-96581), filed on January 26, 2015.

(k	)

— Form of Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd. is incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2013.

Exhibit Number		Description

(l	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd.) is incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2013.

(m	)

— Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock Cayman Inflation Protected Bond Portfolio, Ltd. is incorporated herein by reference to Exhibit 8(l) of Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2015.

(9)		— Legal Opinions

(a	)

— Opinion of Skadden, Arps, Slate, Meagher & Flom LLP is incorporated herein by reference to Exhibit 9(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b	)

— Opinion of Skadden, Arps, Slate, Meagher & Flom LLP is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(c	)

— Opinion of Bingham McCutchen LLP (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010

(d	)

— Opinion of Bingham McCutchen LLP (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2010.

(e	)

— Opinion of Bingham McCutchen LLP (LifePath® Smart Beta 2055 Portfolio) is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A filed on February 28, 2013.

(f	)

— Opinion of Bingham McCutchen LLP (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 9(f) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(g	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit 9(g) of Post-Effective Amendment No. 197 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016.

(h	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 9(h) of Post-Effective Amendment No. 198 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016.

(i	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 9(i) of Post-Effective Amendment No. 199 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016.

(j	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund) is incorporated herein by reference to Exhibit 9(j) of Post-Effective Amendment No. 200 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016.

(k	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Global Dividend Portfolio) is incorporated herein by reference to Exhibit 9(k) of Post-Effective Amendment No. 208 to Registrant’s Registration Statement on Form N-1A filed on June 8, 2016.

Exhibit Number		Description

(l	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 212 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2016.

(m	)

— Opinion of Morgan, Lewis & Bockius LLP (BlackRock Managed Income Fund) is incorporated herein by reference to Exhibit 9(m) of Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2016.

(10)		— Other Opinions

(a	)	— Consent of PricewaterhouseCoopers LLP, filed herewith.

(11)		— Omitted Financial Statements

(a	)	—None.

(12)		— Initial Capital Agreements

(a	)

— Form of Purchase Agreement between Registrant and BlackRock Investments, LLC (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 12(a) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.

(b	)

— Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit 12(a) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2010.

(c	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. (LifePath® Smart Beta 2055 Portfolio) is incorporated herein by reference to Exhibit (l)(1) of Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A filed on February 28, 2013.

(d	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(13)		— Rule 12b-1 Plan

(a	)

— Distribution and Service Plan for Service, Investor A, Investor B, Investor C, Institutional, BlackRock, Investor A1, Investor B1, Investor B2, Investor C1, Investor C2 and R Shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b	)

— Form of Appendix A to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(14)		— Rule 18f-3 Plan

(a	)

— Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 166 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015.

(15)		—Reserved

(16)		— Codes of Ethics

(a	)

— Code of Ethics of Registrant is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

Exhibit Number		Description

(b	)

— Code of Ethics of BlackRock Investments, LLC is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(c	)

— Code of Ethics of BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(99)		— Power of Attorney

(a	)

— Power of Attorney (all Trustees other than Lena G. Goldberg) is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2016.

(b	)	— Power of Attorney (Lena G. Goldberg), filed herewith.

Item 29.    Persons Controlled by or under Common Control with the Registrant.

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference as Exhibit 5(a). Indemnification of the Registrant, its affiliates and their respective directors, trustees, officers, agents and employees, as applicable, against certain losses is provided for in Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit 4(l), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit 4(o), Section 12 of the Custodian Agreement incorporated herein by reference as Exhibit 7(a), Section 9 of the Administration Agreement incorporated herein by reference as Exhibit 8(a), Section 12 of the Administration and Accounting Services Agreement incorporated herein by reference as Exhibit 8(b), Section 12 of the Transfer Agency and Shareholder Services Agreement incorporated herein by reference as Exhibit 8(d), Section 5 of the Amended and Restated Shareholders’ Administrative Services Agreement incorporated herein by reference as Exhibit 8(f), Section 13 of the Third Amended and Restated Securities Lending Agency Agreement incorporated herein by reference as Exhibit 8(i), and Section 9 of the Investment Advisory Agreement incorporated herein by reference as Exhibit 8(l). Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Code of Regulations provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Code of Regulations provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Code of Regulations provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Code of Regulations provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 31.    Business and Other Connections of the Investment Advisers

(a) BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b) BlackRock Asset Management North Asia Limited (“BNA”) is a wholly-owned subsidiary of BlackRock, Inc. BNA currently offers investment advisory services to pooled investment vehicles, corporations or other businesses and government agencies or quasi-government agencies. The information required by this Item 31 about officers and directors of BNA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BNA pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-77343).

(c) BlackRock International Limited (“BIL”) acts as sub-adviser for a number of affiliated registered investment companies advised by BlackRock Advisors, LLC. The address of each of these registered investment companies is 100 Bellevue Parkway, Wilmington, Delaware 19809. The address of BIL is Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. The list required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL with the SEC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

(d) BlackRock (Singapore) Limited (“BRS”) is a wholly-owned subsidiary of BlackRock, Inc. BRS currently offers investment advisory services to pooled investment vehicles, state or municipal government entities and insurance companies. The information required by this Item 31 about officers and directors of BRS, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BRS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76926).

Item 32.    Principal Underwriters

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies, including the Registrant:

BBIF Money Fund	BlackRock Municipal Bond Fund, Inc.
BBIF Treasury Fund	BlackRock Municipal Series Trust
BIF Money Fund	BlackRock Natural Resources Trust
BIF Treasury Fund	BlackRock Pacific Fund, Inc.
BlackRock Allocation Target Shares	BlackRock Series Fund, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Strategic Global Bond Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Value Opportunities Fund, Inc.
BlackRock California Municipal Series Trust	BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation Fund, Inc.	FDP Series, Inc.
BlackRock CoRI Funds	Funds for Institutions Series
BlackRock Emerging Markets Fund, Inc.	iShares, Inc.
BlackRock Equity Dividend Fund	iShares Trust
BlackRock EuroFund	iShares U.S. ETF Trust
BlackRock Financial Institutions Series Trust	Managed Account Series
BlackRock Focus Growth Fund, Inc.	Master Bond LLC
BlackRock Funds	Master Focus Growth LLC
BlackRock Funds II	Master Institutional Money Market LLC
BlackRock Funds III	Master Investment Portfolio
BlackRock Global Allocation Fund, Inc.	Master Large Cap Series LLC
BlackRock Global SmallCap Fund, Inc.	Master Money LLC
BlackRock Index Funds, Inc.	Master Treasury LLC
BlackRock Large Cap Series Funds, Inc.	Master Value Opportunities LLC
BlackRock Latin America Fund, Inc.	Quantitative Master Series LLC
BlackRock Liquidity Funds	Ready Assets Government Liquidity Fund
BlackRock Long-Horizon Equity Fund	Ready Assets U.S.A. Government Money Fund
BlackRock Master LLC	Ready Assets U.S. Treasury Money Fund
BlackRock Mid Cap Value Opportunities Series, Inc.	Retirement Series Trust
BlackRock Multi-State Municipal Series Trust

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Corporate High Yield Fund, Inc.

BlackRock Debt Strategies Fund, Inc.

BlackRock Floating Rate Income Strategies Fund, Inc.

BlackRock Health Sciences Trust

BlackRock Limited Duration Income Trust

BlackRock Preferred Partners LLC

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) BRIL is a Delaware limited liability corporation located at 40 East 52nd Street, New York, NY 10022. The following is a list of the directors and executive officers of BRIL:

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Abigail Reynolds	Chairman, Chief Executive Officer, President and Director	None
Matthew Mallow	Chief Legal Officer and Senior Managing Director	None
Christopher Meade	General Counsel and Senior Managing Director	None
Saurabh Pathak	Chief Financial Officer and Director	None
James Hamilton	Chief Operating Officer and Director	None
Gregory Rosta	Chief Compliance Officer and Vice President	None
Anne Ackerley	Managing Director	None
Michael Bishopp	Managing Director	None
Joseph Craven	Managing Director	None
Jonathan Diorio	Managing Director	None
Sally George	Managing Director	None
Lisa Hill	Managing Director	None
Andrew Dickson	Director and Secretary	None
Terri Slane	Director and Assistant Secretary	None
Chris Nugent	Director	None
Lourdes Sanchez	Vice President	None
Robert Fairbairn	Member, Board of Managers	Trustee
Salim Ramji	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Christopher Vogel	Member, Board of Managers	None

(c) Not applicable

Item 33.    Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

(a) Registrant, 100 Bellevue Parkway, Wilmington, Delaware 19809.

(b) The Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to its functions as custodian).

(c) BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor and placement agent, as applicable).

(d) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as previous distributor).

(e) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager and administrator).

(f) BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10055 (records relating to its functions as former investment manager and sub-adviser).

(g) BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent and accounting services provider and former co-administrator).

(h) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, New York 10043 (records relating to its functions as sub-custodian).

(i) BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540 (records relating to its functions as former sub-adviser).

(j) BlackRock International Limited, Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom (records relating to its functions as sub-adviser). (k) BlackRock (Singapore) Limited, 20 Anson Road, #18-01, 079912 Singapore (records relating to its functions as sub-adviser).

(l) Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (records relating to its functions as custodian).

(m) BlackRock Asset Management North Asia Limited, 16/F Cheung Kong Center, 2 Queen’s Road Central, Hong Kong, China (records relating to its functions as sub-adviser).

Item 34.    Management Services

None.

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 18, 2016.

BLACKROCK FUNDS II (REGISTRANT)

on behalf of

BlackRock LifePath® Smart Beta Retirement Fund,

BlackRock LifePath® Smart Beta 2020 Fund,

BlackRock LifePath® Smart Beta 2025 Fund,

BlackRock LifePath® Smart Beta 2030 Fund,

BlackRock LifePath® Smart Beta 2035 Fund,

BlackRock LifePath® Smart Beta 2040 Fund,

BlackRock LifePath® Smart Beta 2045 Fund,

BlackRock LifePath® Smart Beta 2050 Fund, and

BlackRock LifePath® Smart Beta 2055 Fund

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 18, 2016

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	November 18, 2016

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

BRUCE R. BOND* (Bruce R. Bond)	Trustee

DONALD W. BURTON* (Donald W. Burton)	Trustee

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)

Signature	Title	Date

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee

DONALD C. OPATRNY * (Donald C. Opatrny)	Trustee

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

DAVID H. WALSH* (David H. Walsh)	Trustee

FRED G. WEISS* (Fred G. Weiss)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	November 18, 2016
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.		Description

(1	)(c)	Amended and Restated Certificate of Classification of Shares

(10	)(a)	Consent of PricewaterhouseCoopers LLP

(99	)(b)	Power of Attorney